UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2022

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)
G Class (ACCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	28.0%
U.S. Treasury Securities	25.0%
U.S. Government Agency Mortgage-Backed Securities	18.3%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	6.9%
Collateralized Loan Obligations	5.4%
Commercial Mortgage-Backed Securities	1.8%
Municipal Securities	1.7%
Sovereign Governments and Agencies	0.6%
Preferred Stocks	0.5%
Bank Loan Obligations	0.5%
U.S. Government Agency Securities	0.1%
Short-Term Investments	3.7%
Other Assets and Liabilities	(0.3)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$896.40	$2.61	0.55%
I Class	$1,000	$896.90	$2.14	0.45%
A Class	$1,000	$895.30	$3.80	0.80%
C Class	$1,000	$891.90	$7.35	1.55%
R Class	$1,000	$894.20	$4.99	1.05%
R5 Class	$1,000	$898.20	$1.67	0.35%
G Class	$1,000	$898.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 28.0%
Aerospace and Defense — 0.3%
Raytheon Technologies Corp., 4.125%, 11/16/28	$764,000	$714,461
Raytheon Technologies Corp., 3.125%, 7/1/50	250,000	168,795
TransDigm, Inc., 4.625%, 1/15/29	360,000	290,705
		1,173,961
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	438,000	310,708
Airlines — 0.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	953,231	896,833
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	148,908	121,430
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	464,000	432,784
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	283,376	265,042
		1,716,089
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/1/51	410,000	230,409
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	752,205
General Motors Co., 5.15%, 4/1/38	264,000	212,957
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	856,748
General Motors Financial Co., Inc., 2.40%, 10/15/28	435,000	344,189
		2,166,099
Banks — 3.9%
Banco Santander SA, 5.29%, 8/18/27	176,000	166,003
Banco Santander SA, VRN, 1.72%, 9/14/27	600,000	497,082
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	180,503
Bank of America Corp., VRN, 3.38%, 4/2/26	505,000	477,277
Bank of America Corp., VRN, 2.55%, 2/4/28	303,000	263,906
Bank of America Corp., VRN, 3.42%, 12/20/28	1,402,000	1,246,680
Bank of America Corp., VRN, 2.88%, 10/22/30	947,000	777,594
Bank of America Corp., VRN, 4.57%, 4/27/33	1,775,000	1,592,228
Bank of America Corp., VRN, 2.48%, 9/21/36	440,000	318,470
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	269,000	222,838
Citigroup, Inc., VRN, 3.07%, 2/24/28	1,245,000	1,111,049
Citigroup, Inc., VRN, 3.67%, 7/24/28	270,000	243,412
Citigroup, Inc., VRN, 3.52%, 10/27/28	816,000	729,449
Citigroup, Inc., VRN, 3.79%, 3/17/33	210,000	176,306
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)	625,000	519,786
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	262,000	246,189
FNB Corp., 2.20%, 2/24/23	592,000	583,869
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	360,000	265,078
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	654,000	582,398
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	380,000	359,387
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	420,000	363,061
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	1,266,000	1,120,870
6

	Principal Amount/Shares	Value
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	$1,101,000	$893,849
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,200,000	950,157
Mitsubishi UFJ Financial Group, Inc., VRN, 5.35%, 9/13/28	685,000	668,544
National Australia Bank Ltd., 2.33%, 8/21/30(1)	356,000	265,575
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	532,000	475,280
Toronto-Dominion Bank, 2.00%, 9/10/31	379,000	283,300
Toronto-Dominion Bank, 2.45%, 1/12/32	285,000	219,885
Toronto-Dominion Bank, 4.46%, 6/8/32	220,000	201,183
Truist Financial Corp., VRN, 4.12%, 6/6/28	200,000	188,106
Wells Fargo & Co., VRN, 4.54%, 8/15/26	300,000	290,390
Wells Fargo & Co., VRN, 3.35%, 3/2/33	296,000	240,433
Wells Fargo & Co., VRN, 3.07%, 4/30/41	770,000	530,279
Wells Fargo & Co., VRN, 4.61%, 4/25/53	221,000	179,880
		17,430,296
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	988,000	860,976
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	740,161
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	220,000	193,348
PepsiCo, Inc., 3.90%, 7/18/32	177,000	163,869
		1,958,354
Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	634,000	555,547
AbbVie, Inc., 4.40%, 11/6/42	920,000	766,005
Amgen, Inc., 4.05%, 8/18/29	950,000	875,167
CSL Finance PLC, 4.25%, 4/27/32(1)	317,000	289,801
		2,486,520
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,032,851
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	220,000	151,720
Standard Industries, Inc., 4.375%, 7/15/30(1)	514,000	394,449
		1,579,020
Capital Markets — 2.5%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	1,295,000	1,155,183
FS KKR Capital Corp., 4.25%, 2/14/25(1)	151,000	140,216
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	870,000	827,137
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	760,000	650,884
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	750,000	651,573
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	131,000	116,328
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	285,000	226,708
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	178,797
Moody's Corp., 2.55%, 8/18/60	370,000	201,824
Morgan Stanley, VRN, 0.53%, 1/25/24	1,562,000	1,536,795
Morgan Stanley, VRN, 2.63%, 2/18/26	2,030,000	1,892,989
Morgan Stanley, VRN, 2.70%, 1/22/31	635,000	515,475
Morgan Stanley, VRN, 2.51%, 10/20/32	1,660,000	1,270,394
Morgan Stanley, VRN, 2.48%, 9/16/36	201,000	144,326
Owl Rock Capital Corp., 3.40%, 7/15/26	87,000	74,747
Owl Rock Core Income Corp., 3.125%, 9/23/26	240,000	202,030
State Street Corp., VRN, 4.16%, 8/4/33	382,000	345,238
UBS Group AG, VRN, 1.49%, 8/10/27(1)	997,000	838,753
7

	Principal Amount/Shares	Value
UBS Group AG, VRN, 4.75%, 5/12/28(1)	$97,000	$91,175
		11,060,572
Chemicals — 0.3%
Albemarle Corp., 4.65%, 6/1/27	594,000	570,282
CF Industries, Inc., 5.15%, 3/15/34	410,000	369,203
CF Industries, Inc., 4.95%, 6/1/43	300,000	242,314
		1,181,799
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	505,000	423,595
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	590,000	434,905
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	413,000	301,810
Martin Marietta Materials, Inc., 2.40%, 7/15/31	250,000	193,393
		495,203
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	188,000	171,922
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	408,000	327,564
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	57,000	51,053
		550,539
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	564,000	500,277
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	225,522
Pepperdine University, 3.30%, 12/1/59	357,000	230,812
		456,334
Diversified Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	291,849
Block Financial LLC, 3.875%, 8/15/30	616,000	526,906
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	140,000	123,561
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52(1)	395,000	362,359
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900,000	807,498
		2,112,173
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 4.35%, 3/1/29	1,015,000	949,976
AT&T, Inc., 4.50%, 5/15/35	610,000	529,555
AT&T, Inc., 4.90%, 8/15/37	487,000	432,840
AT&T, Inc., 4.55%, 3/9/49	620,000	496,986
AT&T, Inc., 3.55%, 9/15/55	246,000	162,101
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	439,000	364,388
Ooredoo International Finance Ltd., 3.25%, 2/21/23	147,000	146,165
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	248,691
Telecom Italia Capital SA, 6.375%, 11/15/33	695,000	541,926
Telefonica Emisiones SA, 4.90%, 3/6/48	375,000	274,012
Verizon Communications, Inc., 4.33%, 9/21/28	446,000	419,971
Verizon Communications, Inc., 4.27%, 1/15/36	735,000	628,797
		5,195,408
Electric Utilities — 2.0%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	337,489
8

	Principal Amount/Shares	Value
Baltimore Gas & Electric Co., 2.25%, 6/15/31	$334,000	$267,102
Baltimore Gas & Electric Co., 4.55%, 6/1/52	192,000	165,340
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	510,000	483,971
Commonwealth Edison Co., 3.20%, 11/15/49	400,000	278,246
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	154,636
Duke Energy Corp., 2.55%, 6/15/31	230,000	180,696
Duke Energy Corp., 5.00%, 8/15/52	310,000	264,866
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	264,690
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	115,119
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	490,565
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	140,734
Entergy Louisiana LLC, 4.75%, 9/15/52	120,000	104,723
Exelon Corp., 4.45%, 4/15/46	275,000	225,202
Exelon Corp., 4.10%, 3/15/52(1)	100,000	77,436
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	753,511	517,300
Florida Power & Light Co., 2.45%, 2/3/32	294,000	239,131
Florida Power & Light Co., 4.125%, 2/1/42	310,000	259,992
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	347,649
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	457,000	436,972
Northern States Power Co., 3.20%, 4/1/52	300,000	209,290
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	901,750
NRG Energy, Inc., 3.875%, 2/15/32(1)	333,000	260,473
Pacific Gas & Electric Co., 4.20%, 6/1/41	195,000	134,325
PacifiCorp, 3.30%, 3/15/51	422,000	296,203
PECO Energy Co., 4.375%, 8/15/52	455,000	387,428
Public Service Electric & Gas Co., 3.10%, 3/15/32	351,000	299,587
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	485,000	360,160
Union Electric Co., 3.90%, 4/1/52	294,000	231,723
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	378,945
Xcel Energy, Inc., 4.60%, 6/1/32	176,000	163,417
		8,975,160
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31	688,000	540,424
Schlumberger Investment SA, 2.65%, 6/26/30	430,000	358,369
		898,793
Entertainment — 0.4%
Netflix, Inc., 4.875%, 4/15/28	644,000	604,152
Netflix, Inc., 5.875%, 11/15/28	445,000	435,335
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	314,000	281,328
Warnermedia Holdings, Inc., 5.05%, 3/15/42(1)	469,000	351,748
Warnermedia Holdings, Inc., 5.14%, 3/15/52(1)	216,000	157,405
		1,829,968
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.95%, 3/15/29	480,000	428,692
Broadstone Net Lease LLC, 2.60%, 9/15/31	225,000	165,963
Corporate Office Properties LP, 2.00%, 1/15/29	269,000	202,775
EPR Properties, 4.75%, 12/15/26	271,000	240,914
EPR Properties, 4.95%, 4/15/28	544,000	469,082
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	530,000	507,634
National Retail Properties, Inc., 4.80%, 10/15/48	340,000	283,668
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	280,000	203,681
9

	Principal Amount/Shares	Value
Rexford Industrial Realty LP, 2.15%, 9/1/31	$575,000	$432,014
SBA Tower Trust, 3.45%, 3/15/48(1)	869,000	861,171
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	920,000	770,256
		4,565,850
Food and Staples Retailing — 0.4%
Sysco Corp., 3.30%, 7/15/26	70,000	65,544
Sysco Corp., 5.95%, 4/1/30	916,000	928,642
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	650,839
		1,645,025
Food Products — 0.5%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	489,318
Kraft Heinz Foods Co., 5.00%, 6/4/42	525,000	457,201
US Foods, Inc., 4.75%, 2/15/29(1)	690,000	592,089
US Foods, Inc., 4.625%, 6/1/30(1)	864,000	716,930
		2,255,538
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	519,000	353,582
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	472,000	411,354
Baxter International, Inc., 2.54%, 2/1/32	650,000	506,405
Becton Dickinson & Co., 4.30%, 8/22/32	202,000	184,573
		1,102,332
Health Care Providers and Services — 1.0%
Centene Corp., 4.625%, 12/15/29	800,000	720,756
Centene Corp., 3.375%, 2/15/30	686,000	562,297
CVS Health Corp., 4.78%, 3/25/38	362,000	318,069
CVS Health Corp., 5.05%, 3/25/48	265,000	233,996
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	104,646
HCA, Inc., 2.375%, 7/15/31	325,000	240,908
Humana, Inc., 2.15%, 2/3/32	568,000	432,462
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	159,538
Roche Holdings, Inc., 2.61%, 12/13/51(1)	560,000	366,949
Universal Health Services, Inc., 1.65%, 9/1/26(1)	807,000	677,240
Universal Health Services, Inc., 2.65%, 10/15/30(1)	872,000	646,356
		4,463,217
Hotels, Restaurants and Leisure — 0.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	323,000	247,592
Carnival Corp., 5.75%, 3/1/27(1)	270,000	189,749
International Game Technology PLC, 5.25%, 1/15/29(1)	1,175,000	1,043,265
Marriott International, Inc., 3.50%, 10/15/32	295,000	237,771
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	441,000	338,141
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	577,840
		2,634,358
Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	430,219
KB Home, 4.80%, 11/15/29	520,000	419,851
Safehold Operating Partnership LP, 2.85%, 1/15/32	630,000	470,137
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	362,261
		1,682,468
Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	887,000	827,272
10

	Principal Amount/Shares	Value
Insurance — 0.5%
Alleghany Corp., 3.25%, 8/15/51	$515,000	$348,253
American International Group, Inc., 6.25%, 5/1/36	522,000	544,121
Athene Global Funding, 1.99%, 8/19/28(1)	424,000	334,747
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	209,000	170,862
SBL Holdings, Inc., 5.125%, 11/13/26(1)	390,000	356,155
SBL Holdings, Inc., VRN, 6.50%(1)(2)	535,000	403,925
		2,158,063
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32(1)	299,000	263,134
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.60%, 4/13/32	725,000	659,946
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.10%, 7/15/32	192,000	180,679
Fiserv, Inc., 2.65%, 6/1/30	480,000	389,638
		570,317
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	405,000	261,753
Illumina, Inc., 2.55%, 3/23/31	613,000	470,618
		732,371
Machinery — 0.3%
John Deere Capital Corp., 4.35%, 9/15/32	620,000	589,659
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	556,320
		1,145,979
Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	325,000	239,050
Comcast Corp., 5.65%, 6/15/35	89,000	89,161
Comcast Corp., 6.50%, 11/15/35	164,000	175,321
Comcast Corp., 3.75%, 4/1/40	588,000	463,753
Comcast Corp., 2.94%, 11/1/56	390,000	233,466
DISH DBS Corp., 5.25%, 12/1/26(1)	275,000	225,808
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	703,000	552,952
Paramount Global, 4.95%, 1/15/31	240,000	212,089
Paramount Global, 4.375%, 3/15/43	190,000	127,008
Time Warner Cable LLC, 4.50%, 9/15/42	630,000	436,326
VTR Finance NV, 6.375%, 7/15/28(1)	822,000	462,375
		3,217,309
Metals and Mining — 0.3%
Glencore Funding LLC, 2.625%, 9/23/31(1)	580,000	435,516
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	16,751
Nucor Corp., 3.125%, 4/1/32	250,000	204,463
South32 Treasury Ltd., 4.35%, 4/14/32(1)	430,000	370,623
Teck Resources Ltd., 6.25%, 7/15/41	150,000	137,418
		1,164,771
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	827,000	620,498
Multi-Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	344,361
Ameren Corp., 3.50%, 1/15/31	577,000	498,694
11

	Principal Amount/Shares	Value
Ameren Illinois Co., 3.85%, 9/1/32	$243,000	$219,251
CenterPoint Energy, Inc., 2.65%, 6/1/31	408,000	326,480
Dominion Energy, Inc., 4.90%, 8/1/41	378,000	333,772
Dominion Energy, Inc., 4.85%, 8/15/52	300,000	256,165
Sempra Energy, 3.25%, 6/15/27	317,000	289,808
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	561,094
		2,829,625
Multiline Retail — 0.1%
Target Corp., 4.50%, 9/15/32	542,000	517,226
Target Corp., 3.90%, 11/15/47	42,000	33,929
		551,155
Oil, Gas and Consumable Fuels — 2.6%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	527,063
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	205,699
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	338,110
BP Capital Markets America, Inc., 3.06%, 6/17/41	330,000	236,135
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	262,535
Continental Resources, Inc., 2.27%, 11/15/26(1)	430,000	367,463
Continental Resources, Inc., 2.875%, 4/1/32(1)	271,000	198,819
Enbridge, Inc., 3.40%, 8/1/51	160,000	107,693
Energy Transfer LP, 5.25%, 4/15/29	773,000	727,985
Energy Transfer LP, 4.90%, 3/15/35	443,000	373,062
Enterprise Products Operating LLC, 4.85%, 3/15/44	528,000	444,484
Enterprise Products Operating LLC, 3.30%, 2/15/53	288,000	188,137
EQT Corp., 5.70%, 4/1/28(3)	432,000	424,237
Equinor ASA, 3.25%, 11/18/49	249,000	179,245
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,014,857	774,450
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	156,421
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	334,945
MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	881,035
MPLX LP, 2.65%, 8/15/30	410,000	321,806
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	618,535
Petroleos Mexicanos, 6.50%, 3/13/27	727,000	610,062
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	31,986
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	959,678
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	685,000	685,067
Shell International Finance BV, 2.375%, 11/7/29	440,000	369,396
Southwestern Energy Co., 5.375%, 3/15/30	972,000	877,915
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	407,000	317,230
		11,519,193
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	421,591
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(1)	275,000	204,089
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	538,000	460,613
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	250,152
Merck & Co., Inc., 1.70%, 6/10/27	420,000	367,299
Viatris, Inc., 4.00%, 6/22/50	175,000	105,125
		1,183,189
12

	Principal Amount/Shares	Value
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	$421,000	$308,186
Road and Rail — 0.4%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	140,000	130,162
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	285,967
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	171,660
CSX Corp., 4.10%, 11/15/32	370,000	336,249
DAE Funding LLC, 1.55%, 8/1/24(1)	256,000	234,089
Norfolk Southern Corp., 4.55%, 6/1/53	270,000	229,422
Union Pacific Corp., 3.55%, 8/15/39	654,000	519,458
		1,907,007
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(1)	340,000	299,968
Broadcom, Inc., 4.93%, 5/15/37(1)	377,000	311,573
Intel Corp., 4.90%, 8/5/52	300,000	265,475
Intel Corp., 3.20%, 8/12/61	558,000	349,121
Qorvo, Inc., 4.375%, 10/15/29	241,000	206,782
		1,432,919
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	225,000	172,800
Oracle Corp., 3.85%, 7/15/36	169,000	126,744
Oracle Corp., 3.60%, 4/1/40	470,000	319,842
		619,386
Specialty Retail — 0.9%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	630,000	480,744
Home Depot, Inc., 4.50%, 9/15/32	930,000	889,843
Home Depot, Inc., 3.90%, 6/15/47	1,018,000	812,065
Lowe's Cos., Inc., 2.625%, 4/1/31	1,055,000	849,855
Lowe's Cos., Inc., 4.25%, 4/1/52	890,000	682,566
Michaels Cos., Inc., 5.25%, 5/1/28(1)	256,000	180,253
O'Reilly Automotive, Inc., 4.70%, 6/15/32	340,000	318,801
		4,214,127
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.25%, 8/8/29	865,000	790,466
Dell International LLC / EMC Corp., 8.10%, 7/15/36	140,000	148,427
		938,893
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	464,000	437,219
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	630,000	585,651
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	420,689
		1,006,340
Wireless Telecommunication Services — 0.9%
Sprint Corp., 7.625%, 2/15/25	1,030,000	1,057,591
T-Mobile USA, Inc., 4.75%, 2/1/28	986,000	932,534
T-Mobile USA, Inc., 3.375%, 4/15/29	860,000	744,330
T-Mobile USA, Inc., 3.50%, 4/15/31	486,000	409,173
T-Mobile USA, Inc., 5.65%, 1/15/53	292,000	276,533
Vodafone Group PLC, VRN, 4.125%, 6/4/81	585,000	406,405
		3,826,566
TOTAL CORPORATE BONDS (Cost $149,092,040)		124,627,697
13

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 25.0%
U.S. Treasury Bonds, 4.375%, 11/15/39	$600,000	$634,254
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	372,023
U.S. Treasury Bonds, 1.875%, 2/15/41	1,500,000	1,063,271
U.S. Treasury Bonds, 2.25%, 5/15/41	900,000	680,889
U.S. Treasury Bonds, 3.75%, 8/15/41	1,500,000	1,438,887
U.S. Treasury Bonds, 2.00%, 11/15/41	2,300,000	1,647,600
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	555,359
U.S. Treasury Bonds, 2.375%, 2/15/42	4,000,000	3,066,875
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,307,520
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	2,384,266
U.S. Treasury Bonds, 3.25%, 5/15/42	5,900,000	5,238,094
U.S. Treasury Bonds, 3.375%, 8/15/42	6,000,000	5,436,562
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	879,952
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	330,031
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	570,422
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	171,102
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	167,250
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	167,086
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	480,492
U.S. Treasury Bonds, 3.375%, 11/15/48	600,000	546,656
U.S. Treasury Bonds, 2.875%, 5/15/49	3,000,000	2,502,715
U.S. Treasury Bonds, 2.25%, 8/15/49	2,400,000	1,756,500
U.S. Treasury Bonds, 2.375%, 11/15/49	2,390,000	1,801,089
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	372,797
U.S. Treasury Bonds, 1.875%, 2/15/51	400,000	264,969
U.S. Treasury Bonds, 2.375%, 5/15/51	4,400,000	3,293,813
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,367,031
U.S. Treasury Bonds, 2.875%, 5/15/52	3,400,000	2,852,281
U.S. Treasury Notes, 1.125%, 1/15/25(4)	3,500,000	3,261,426
U.S. Treasury Notes, 1.75%, 3/15/25	3,000,000	2,825,391
U.S. Treasury Notes, 2.75%, 6/30/25(4)	1,700,000	1,634,324
U.S. Treasury Notes, 3.125%, 8/15/25	1,000,000	969,414
U.S. Treasury Notes, 3.50%, 9/15/25	2,000,000	1,959,375
U.S. Treasury Notes, 3.00%, 9/30/25	3,500,000	3,378,730
U.S. Treasury Notes, 2.50%, 3/31/27	8,000,000	7,474,375
U.S. Treasury Notes, 2.75%, 4/30/27	8,800,000	8,306,719
U.S. Treasury Notes, 2.625%, 5/31/27	7,000,000	6,572,617
U.S. Treasury Notes, 3.25%, 6/30/27	7,000,000	6,747,617
U.S. Treasury Notes, 2.75%, 7/31/27	1,000,000	941,797
U.S. Treasury Notes, 2.875%, 4/30/29	9,000,000	8,403,750
U.S. Treasury Notes, 3.25%, 6/30/29	5,000,000	4,779,980
U.S. Treasury Notes, 2.625%, 7/31/29	1,500,000	1,378,711
U.S. Treasury Notes, 3.125%, 8/31/29	3,800,000	3,607,328
U.S. Treasury Notes, 1.875%, 2/15/32	1,400,000	1,186,609
U.S. Treasury Notes, 2.875%, 5/15/32	6,800,000	6,288,406
TOTAL U.S. TREASURY SECURITIES (Cost $123,285,321)		111,066,355
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 3.01%, (1-year H15T1Y plus 2.26%), 4/1/37	22,937	23,406
14

	Principal Amount/Shares	Value
FHLMC, VRN, 3.60%, (12-month LIBOR plus 1.87%), 7/1/41	$43,097	$43,993
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	76,799	77,464
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.64%), 9/1/47	48,034	47,255
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	9,311	9,529
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.61%), 4/1/46	210,977	215,764
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	19,288	18,481
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.62%), 5/1/47	194,005	191,903
		627,795
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.1%
FHLMC, 6.00%, 9/1/35	174,127	183,327
FHLMC, 6.00%, 2/1/38	89,291	94,016
FHLMC, 2.50%, 3/1/42	1,692,059	1,449,813
FHLMC, 3.00%, 1/1/50	2,183,370	1,917,457
FHLMC, 3.50%, 5/1/50	400,595	364,332
FHLMC, 2.50%, 10/1/50	1,847,543	1,562,709
FHLMC, 2.50%, 5/1/51	2,599,561	2,204,972
FHLMC, 3.50%, 5/1/51	2,524,157	2,299,446
FHLMC, 3.00%, 7/1/51	1,712,568	1,515,079
FHLMC, 3.00%, 7/1/51	1,725,956	1,512,931
FHLMC, 2.00%, 8/1/51	2,152,487	1,752,381
FHLMC, 4.00%, 8/1/51	1,027,587	964,638
FHLMC, 2.50%, 10/1/51	1,219,819	1,032,278
FHLMC, 3.00%, 12/1/51	1,765,765	1,547,178
FHLMC, 3.50%, 5/1/52	1,411,299	1,272,696
FHLMC, 4.00%, 5/1/52	1,392,127	1,293,532
FHLMC, 4.00%, 5/1/52	2,050,559	1,907,496
FNMA, 6.00%, 12/1/33	119,943	126,136
FNMA, 3.50%, 3/1/34	432,152	409,711
FNMA, 2.00%, 6/1/36	3,921,167	3,464,134
FNMA, 6.00%, 9/1/37	130,772	137,756
FNMA, 6.00%, 11/1/37	145,304	153,242
FNMA, 4.50%, 4/1/39	146,295	143,598
FNMA, 4.50%, 5/1/39	413,704	406,158
FNMA, 6.50%, 5/1/39	60,347	63,063
FNMA, 4.50%, 10/1/39	716,318	702,438
FNMA, 4.00%, 8/1/41	620,198	591,728
FNMA, 3.50%, 10/1/41	423,540	390,334
FNMA, 3.50%, 2/1/42	313,033	288,010
FNMA, 2.50%, 3/1/42	1,573,072	1,348,836
FNMA, 3.50%, 5/1/42	199,258	183,308
FNMA, 2.50%, 6/1/42	1,326,598	1,136,870
FNMA, 3.50%, 6/1/42	1,679,473	1,544,161
FNMA, 3.50%, 8/1/42	485,402	446,286
FNMA, 3.50%, 9/1/42	152,900	140,598
FNMA, 3.50%, 5/1/45	297,636	273,112
FNMA, 4.00%, 11/1/45	321,608	305,655
FNMA, 4.00%, 11/1/45	138,742	131,731
15

	Principal Amount/Shares	Value
FNMA, 4.00%, 2/1/46	$527,436	$500,694
FNMA, 4.00%, 4/1/46	414,227	393,510
FNMA, 3.50%, 2/1/47	753,000	689,757
FNMA, 3.00%, 6/1/50	2,534,426	2,226,560
FNMA, 2.50%, 12/1/51	1,842,882	1,554,584
FNMA, 2.50%, 12/1/51	465,757	392,507
FNMA, 2.50%, 1/1/52	903,501	761,646
FNMA, 3.00%, 2/1/52	1,722,870	1,507,144
FNMA, 2.00%, 3/1/52	3,851,688	3,134,472
FNMA, 2.50%, 3/1/52	1,748,081	1,477,958
FNMA, 3.00%, 3/1/52	2,756,216	2,420,773
FNMA, 3.50%, 4/1/52	755,315	681,467
FNMA, 4.00%, 4/1/52	2,148,012	2,004,805
FNMA, 4.00%, 4/1/52	719,791	670,585
FNMA, 4.00%, 4/1/52	804,151	748,831
FNMA, 3.00%, 5/1/52	1,532,440	1,348,917
FNMA, 4.00%, 5/1/52	1,886,897	1,754,676
FNMA, 4.00%, 5/1/52	2,961,366	2,755,447
FNMA, 3.00%, 6/1/52	617,212	543,293
FNMA, 4.50%, 7/1/52	582,134	556,682
FNMA, 5.00%, 8/1/52	3,921,975	3,834,516
FNMA, 4.00%, 6/1/57	446,199	421,699
FNMA, 4.00%, 11/1/59	444,650	419,746
GNMA, 7.00%, 4/20/26	75	76
GNMA, 7.50%, 8/15/26	166	170
GNMA, 8.00%, 8/15/26	60	62
GNMA, 8.00%, 6/15/27	270	270
GNMA, 6.50%, 3/15/28	370	387
GNMA, 6.50%, 5/15/28	945	977
GNMA, 7.00%, 5/15/31	1,136	1,185
GNMA, 5.50%, 12/15/32	40,882	43,132
GNMA, 4.50%, 8/15/33	53,410	52,306
GNMA, 6.00%, 9/20/38	44,924	48,097
GNMA, 5.50%, 11/15/38	43,985	45,078
GNMA, 5.50%, 11/15/38	17,991	18,191
GNMA, 6.00%, 1/20/39	10,333	11,107
GNMA, 4.50%, 4/15/39	70,638	69,072
GNMA, 4.50%, 6/15/39	165,098	162,971
GNMA, 4.50%, 1/15/40	113,804	112,220
GNMA, 4.50%, 4/15/40	105,407	103,946
GNMA, 4.00%, 7/15/40	72,843	69,453
GNMA, 4.50%, 12/15/40	201,496	198,907
GNMA, 3.50%, 6/20/42	498,824	463,945
GNMA, 3.00%, 4/20/50	640,281	570,775
GNMA, 3.00%, 5/20/50	652,114	581,170
GNMA, 3.00%, 6/20/50	976,942	872,995
GNMA, 3.00%, 7/20/50	1,723,537	1,535,152
GNMA, 2.00%, 10/20/50	6,069,357	5,102,409
GNMA, 2.50%, 11/20/50	2,522,697	2,155,103
GNMA, 3.50%, 6/20/51	952,473	874,296
16

	Principal Amount/Shares	Value
GNMA, 2.50%, 9/20/51	$1,680,096	$1,450,888
		80,605,755
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $88,319,318)		81,233,550
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.97%, 3/25/35	113,697	112,536
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	2,073,338
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	60,118	58,273
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	33,635	32,707
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 6.43%, (1-month LIBOR plus 3.35%), 10/25/27(1)	307,514	307,583
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 5.98%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,431,575	1,427,117
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 4.93%, (1-month LIBOR plus 1.85%), 10/25/28(1)	884,027	882,411
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(1)	309,000	305,491
Bellemeade Re Ltd., Series 2021-3A, Class M1B, VRN, 3.68%, (30-day average SOFR plus 1.40%), 9/25/31(1)	1,925,000	1,793,924
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2 SEQ, VRN, 5.82%, 6/25/67(1)	1,006,398	979,075
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	463,335	434,869
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	286,288	278,749
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,526	2,266
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class B2, VRN, 3.39%, 4/25/65(1)	1,616,300	1,554,763
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class B1, VRN, 4.07%, 7/25/49(1)	1,155,243	933,587
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	917,000
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 6.08%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,587,617
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.14%, 5/25/65(1)	1,000,000	980,017
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.12%, 10/25/34	160,925	160,238
Galton Funding Mortgage Trust, Series 2019-H1, Class B1 SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	1,892,152
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	913,920
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	88,938	83,843
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	35,294	32,544
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.00%, 1/25/35	95,354	92,819
Home RE Ltd., Series 2018-1, Class M2, VRN, 6.08%, (1-month LIBOR plus 3.00%), 10/25/28(1)	1,480,791	1,467,298
Home RE Ltd., Series 2020-1, Class M1C, VRN, 7.23%, (1-month LIBOR plus 4.15%), 10/25/30(1)	440,521	441,665
17

	Principal Amount/Shares	Value
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	$550,000	$537,258
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	1,350,000	1,292,676
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	11,520	10,571
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.97%, 10/25/49(1)	3,128,019	2,660,850
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.39%, 3/25/50(1)	1,132,717	968,555
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	65,116	61,827
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.99%, 11/25/35	115,281	109,940
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	103,134	98,139
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.77%, 2/25/35	51,567	49,148
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 6.68%, (1-month LIBOR plus 3.60%), 10/25/30(1)	100,377	100,484
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 4.13%, (30-day average SOFR plus 1.85%), 11/25/31(1)	752,871	733,074
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 5.98%, (30-day average SOFR plus 3.70%), 11/25/31(1)	675,000	634,521
Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, 9/25/60(1)	2,000,000	1,737,105
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	83,074	76,553
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	581,218
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	122,179	119,717
Verus Securitization Trust, Series 2021-R1, Class M1 SEQ, 2.34%, 10/25/63(1)	600,000	519,281
Verus Securitization Trust, Series 2022-INV1, Class A2 SEQ, 5.80%, 8/25/67(1)	912,742	884,799
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,477,505
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	22,817	22,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	62,523	63,312
		33,484,373
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2020-HQA2, Class M2, VRN, 6.18%, (1-month LIBOR plus 3.10%), 3/25/50(1)	110,129	110,164
FHLMC, Series 2020-HQA3, Class M2, VRN, 6.68%, (1-month LIBOR plus 3.60%), 7/25/50(1)	7,947	7,946
FHLMC, Series 3397, Class GF, VRN, 3.32%, (1-month LIBOR plus 0.50%), 12/15/37	96,685	96,052
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	28,748	5,424
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	19,355	3,986
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	178,402	178,003
FNMA, Series 2014-C04, Class 1M2, VRN, 7.98%, (1-month LIBOR plus 4.90%), 11/25/24	190,994	197,511
FNMA, Series 2015-C02, Class 1M2, VRN, 7.08%, (1-month LIBOR plus 4.00%), 5/25/25	42,572	43,248

18

		Principal Amount/Shares	Value
FNMA, Series 2015-C04, Class 1M2, VRN, 8.78%, (1-month LIBOR plus 5.70%), 4/25/28		$431,563	$447,409
FNMA, Series 2016-C01, Class 1M2, VRN, 9.83%, (1-month LIBOR plus 6.75%), 8/25/28		48,695	51,441
GNMA, Series 2007-5, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.14%), 2/20/37		121,235	120,782
			1,261,966
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,650,082)			34,746,339
ASSET-BACKED SECURITIES — 6.9%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	814,759
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(1)		990,000	924,412
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		2,346,455	1,767,709
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A SEQ, 4.125%, 6/15/43(1)		562,655	493,180
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)		848,984	755,581
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		2,167,100	1,902,207
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,450,615	2,002,597
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,404,725
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(1)		$2,675,000	2,344,700
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		1,900,000	1,550,276
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		731,571	668,293
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)		1,188,029	1,073,622
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		1,400,000	1,176,807
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		1,639,000	1,429,086
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		937,576	856,973
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)		641,945	563,346
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		1,218,860	987,867
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		580,939	467,640
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)		1,579,660	1,308,016
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		1,258,993	1,035,101
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)		1,603,869	1,366,329
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		1,306,326	1,175,717
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		113,482	108,602
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)		1,014,090	834,001
19

	Principal Amount/Shares	Value
START II Ltd., Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	$1,122,130	$995,847
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	671,902	597,226
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	430,862
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)	1,200,000	1,031,807
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	440,178	426,124
TOTAL ASSET-BACKED SECURITIES (Cost $35,557,874)		30,493,412
COLLATERALIZED LOAN OBLIGATIONS — 5.4%
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 4.66%, (3-month LIBOR plus 1.90%), 7/22/32(1)	950,000	868,611
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 4.41%, (3-month LIBOR plus 1.90%), 1/15/32(1)	850,000	779,816
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 4.86%, (3-month LIBOR plus 2.10%), 4/22/31(1)	700,000	645,033
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 5.31%, (3-month LIBOR plus 2.80%), 1/15/29(1)	1,275,000	1,148,995
Atrium IX, Series 9A, Class BR2, VRN, 4.54%, (3-month LIBOR plus 1.50%), 5/28/30(1)	625,000	597,738
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 4.84%, (3-month LIBOR plus 2.10%), 10/17/32(1)	850,000	781,526
BDS Ltd., Series 2021-FL7, Class C, VRN, 4.69%, (1-month LIBOR plus 1.70%), 6/16/36(1)	1,600,000	1,525,162
BXMT Ltd., Series 2020-FL2, Class D, VRN, 4.99%, (1-month SOFR plus 2.06%), 2/15/38(1)	1,430,000	1,345,283
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 4.36%, (3-month LIBOR plus 1.85%), 10/15/30(1)	1,000,000	923,804
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 4.76%, (3-month LIBOR plus 1.85%), 5/15/32(1)	900,000	819,295
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 4.78%, (3-month LIBOR plus 2.00%), 4/24/31(1)	1,125,000	1,035,326
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 4.82%, (1-month LIBOR plus 2.00%), 9/15/37(1)	920,500	900,504
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/37(1)	801,500	778,613
KKR CLO Ltd., Series 2018, Class CR, VRN, 4.84%, (3-month LIBOR plus 2.10%), 7/18/30(1)	700,000	661,251
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	725,000	693,394
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 5.39%, (3-month LIBOR plus 2.68%), 1/20/35(1)	1,325,000	1,210,205
Nassau Ltd., Series 2019-IA, Class BR, VRN, 3.64%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,407,693
Octagon Investment Partners Ltd., Series 2017-1A, Class CR, VRN, 4.76%, (3-month LIBOR plus 2.05%), 7/20/30(1)	750,000	701,921
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 7.33%, (3-month SOFR plus 5.00%), 4/15/30(1)	900,000	793,692
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(1)	725,000	699,396
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2 VRN, 5.17%, (3-month SOFR plus 2.65%), 1/15/31(1)	450,000	445,449
PFP Ltd., Series 2021-8, Class D, VRN, 5.09%, (1-month LIBOR plus 2.15%), 8/9/37(1)	1,100,000	1,023,948
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 5.33%, (1-month LIBOR plus 2.25%), 4/25/38(1)	759,000	721,869
20

	Principal Amount/Shares	Value
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 5.06%, (3-month LIBOR plus 2.35%), 1/20/32(1)	$1,100,000	$1,027,243
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 4.61%, (3-month LIBOR plus 2.15%), 10/13/32(1)	800,000	742,789
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 4.31%, (3-month LIBOR plus 1.80%), 7/15/30(1)	1,300,000	1,208,847
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(1)	675,000	648,111
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $25,779,723)		24,135,514
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	758,491	601,281
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	825,000	618,051
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/36(1)	1,800,000	1,661,334
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 4.97%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,555,000	2,472,147
Med Trust, Series 2021-MDLN, Class F, VRN, 6.82%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,665,150	1,540,124
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	1,051,504
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,742,786)		7,944,441
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	382,343
California State University Rev., 2.98%, 11/1/51	400,000	274,888
Chicago GO, 7.05%, 1/1/23, Prerefunded at 100% of Par(5)	5,000	5,036
Chicago GO, 7.05%, 1/1/29	35,000	34,902
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	209,039
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	80,923
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	285,074
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	716,937
Houston GO, 3.96%, 3/1/47	255,000	214,976
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	160,585
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	307,636
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	252,715
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	198,908
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	414,628
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,223
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	367,761
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	47,346
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	331,482
21

	Principal Amount/Shares	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	$160,000	$161,209
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	254,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	144,061
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	147,803
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	410,708
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	389,018
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	191,095
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	125,000	120,630
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	193,902
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	239,149
State of California GO, 4.60%, 4/1/38	140,000	131,085
State of California GO, 7.55%, 4/1/39	260,000	324,436
State of California GO, 7.30%, 10/1/39	135,000	161,884
State of California GO, 7.60%, 11/1/40	25,000	31,501
State of Washington GO, 5.14%, 8/1/40	190,000	196,904
University of California Rev., 3.07%, 5/15/51	440,000	294,345
TOTAL MUNICIPAL SECURITIES (Cost $9,511,129)		7,728,132
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	153,000	110,435
Colombia — 0.1%
Colombia Government International Bond, 6.125%, 1/18/41	800,000	590,660
Jordan — 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(1)	560,000	530,600
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	217,000	214,098
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	282,814
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	246,577
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	262,974
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	200,000	172,750
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,937,391)		2,410,908
PREFERRED STOCKS — 0.5%
Banks — 0.2%
ING Groep NV, 3.875%	885,000	579,542
PNC Financial Services Group, Inc., 3.40%	444,000	332,457
		911,999
Trading Companies and Distributors — 0.3%
Air Lease Corp., 4.125%	866,000	596,430
22

	Principal Amount/Shares	Value
Aircastle Ltd., 5.25%(1)	1,140,000	$860,807
		1,457,237
TOTAL PREFERRED STOCKS (Cost $3,288,458)		2,369,236
BANK LOAN OBLIGATIONS(6) — 0.5%
Food and Staples Retailing†
United Natural Foods, Inc., Term Loan B, 6.40%, (1-month SOFR plus 3.25%), 10/22/25	$93,119	91,929
Media†
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	20	19
Pharmaceuticals — 0.2%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	772,240	743,524
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 6.36%, (1-month SOFR plus 3.75%), 3/1/29	1,600,988	1,464,615
TOTAL BANK LOAN OBLIGATIONS (Cost $2,460,004)		2,300,087
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,935)	400,000	319,756
SHORT-TERM INVESTMENTS — 3.7%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	492,739	492,739
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $2,720,376), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $2,674,772)		2,674,135
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 6/30/28, valued at $13,645,575), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $13,381,289)		13,378,000
		16,052,135
TOTAL SHORT-TERM INVESTMENTS (Cost $16,544,874)		16,544,874
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $503,568,935)		445,920,301
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,212,034)
TOTAL NET ASSETS — 100.0%		$444,708,267

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,499,370	CAD	1,955,291	Goldman Sachs & Co.	12/15/22	$83,543

23

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	130	December 2022	$26,700,782	$(45,078)
U.S. Treasury 5-Year Notes	14	December 2022	1,505,109	(6,652)
U.S. Treasury 10-Year Notes	66	December 2022	7,396,125	(50,914)
U.S. Treasury 10-Year Ultra Notes	171	December 2022	20,260,828	(722,286)
U.S. Treasury Long Bonds	8	December 2022	1,011,250	(14,391)
U.S. Treasury Ultra Bonds	28	December 2022	3,836,000	(185,960)
			$60,710,094	$(1,025,281)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$9,949,500	$(475,155)	$510,922	$35,767
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$18,612,000	(19,106)	425,098	405,992
					$(494,261)	$936,020	$441,759
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $125,800,619, which represented 28.3% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,048,895.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

25

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $503,568,935)	$445,920,301
Cash	26,240
Foreign currency holdings, at value (cost of $10)	10
Receivable for investments sold	7,138,592
Receivable for capital shares sold	140,649
Receivable for variation margin on swap agreements	42,120
Unrealized appreciation on forward foreign currency exchange contracts	83,543
Interest receivable	3,069,106
456,420,561

Liabilities
Payable for investments purchased	11,211,806
Payable for capital shares redeemed	83,721
Payable for variation margin on futures contracts	204,696
Accrued management fees	200,481
Distribution and service fees payable	3,553
Dividends payable	8,037
11,712,294

Net Assets	$444,708,267

Net Assets Consist of:
Capital paid in	$539,348,141
Distributable earnings	(94,639,874)
$444,708,267

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$400,666,493	43,405,909	$9.23
I Class	$21,290,189	2,306,556	$9.23
A Class	$12,552,475	1,359,596	$9.23
C Class	$617,600	66,900	$9.23
R Class	$772,029	83,630	$9.23
R5 Class	$8,805,140	954,321	$9.23
G Class	$4,341	471	$9.22
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.66 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $868)	$8,524,381

Expenses:
Management fees	1,269,813
Distribution and service fees:
A Class	17,543
C Class	4,335
R Class	1,998
Trustees' fees and expenses	16,574
Other expenses	12,961
1,323,224
Fees waived - G Class	(409)
1,322,815

Net investment income (loss)	7,201,566

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(28,684,282)
Forward foreign currency exchange contract transactions	58,362
Futures contract transactions	(3,015,445)
Swap agreement transactions	2,371,302
Foreign currency translation transactions	(580)
(29,270,643)

Change in net unrealized appreciation (depreciation) on:
Investments	(29,365,687)
Forward foreign currency exchange contracts	131,664
Futures contracts	(565,581)
Swap agreements	(375,818)
Translation of assets and liabilities in foreign currencies	(16)
(30,175,438)

Net realized and unrealized gain (loss)	(59,446,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,244,515)

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$7,201,566	$12,743,699
Net realized gain (loss)	(29,270,643)	(4,752,632)
Change in net unrealized appreciation (depreciation)	(30,175,438)	(25,951,442)
Net increase (decrease) in net assets resulting from operations	(52,244,515)	(17,960,375)

Distributions to Shareholders
From earnings:
Investor Class	(5,903,858)	(15,222,461)
I Class	(429,966)	(1,265,395)
A Class	(176,670)	(575,824)
C Class	(7,514)	(31,511)
R Class	(9,085)	(20,848)
R5 Class	(143,542)	(378,418)
G Class	(3,852)	(1,008,956)
Decrease in net assets from distributions	(6,674,487)	(18,503,413)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,949,114)	47,858,837

Net increase (decrease) in net assets	(66,868,116)	11,395,049

Net Assets
Beginning of period	511,576,383	500,181,334
End of period	$444,708,267	$511,576,383

See Notes to Financial Statements.
28

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

29

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

30

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 76% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

31

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,596,000 and there were no interfund sales.

32

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $435,555,077, of which $357,073,262 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $463,484,749, of which $322,192,264 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,092,643	$10,822,576	9,438,838	$105,893,361
Issued in reinvestment of distributions	599,146	5,850,905	1,349,001	15,094,635
Redeemed	(1,208,463)	(11,958,510)	(2,147,725)	(23,883,751)
	483,326	4,714,971	8,640,114	97,104,245
I Class
Sold	341,181	3,396,999	1,671,772	18,884,353
Issued in reinvestment of distributions	43,916	429,966	113,026	1,265,380
Redeemed	(1,437,646)	(13,883,454)	(1,980,061)	(22,284,785)
	(1,052,549)	(10,056,489)	(195,263)	(2,135,052)
A Class
Sold	77,690	762,244	390,452	4,377,108
Issued in reinvestment of distributions	17,518	171,154	50,365	563,833
Redeemed	(200,601)	(1,964,348)	(699,973)	(7,616,193)
	(105,393)	(1,030,950)	(259,156)	(2,675,252)
C Class
Sold	2,059	19,772	33,535	378,542
Issued in reinvestment of distributions	767	7,514	2,811	31,508
Redeemed	(46,536)	(451,446)	(56,167)	(632,450)
	(43,710)	(424,160)	(19,821)	(222,400)
R Class
Sold	9,436	92,646	48,205	542,623
Issued in reinvestment of distributions	930	9,077	1,843	20,595
Redeemed	(5,781)	(56,827)	(23,832)	(265,640)
	4,585	44,896	26,216	297,578
R5 Class
Sold	63,110	622,098	174,971	1,944,515
Issued in reinvestment of distributions	14,662	143,196	33,838	378,407
Redeemed	(152,642)	(1,499,085)	(147,768)	(1,652,073)
	(74,870)	(733,791)	61,041	670,849
G Class
Sold	1,035	10,491	993,529	11,185,206
Issued in reinvestment of distributions	260	2,602	89,031	1,008,956
Redeemed	(49,187)	(476,684)	(5,071,908)	(57,375,293)
	(47,892)	(463,591)	(3,989,348)	(45,181,131)
Net increase (decrease)	(836,503)	$(7,949,114)	4,263,783	$47,858,837

33

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$124,627,697	—
U.S. Treasury Securities	—	111,066,355	—
U.S. Government Agency Mortgage-Backed Securities	—	81,233,550	—
Collateralized Mortgage Obligations	—	34,746,339	—
Asset-Backed Securities	—	30,493,412	—
Collateralized Loan Obligations	—	24,135,514	—
Commercial Mortgage-Backed Securities	—	7,944,441	—
Municipal Securities	—	7,728,132	—
Sovereign Governments and Agencies	—	2,410,908	—
Preferred Stocks	—	2,369,236	—
Bank Loan Obligations	—	2,300,087	—
U.S. Government Agency Securities	—	319,756	—
Short-Term Investments	$492,739	16,052,135	—
	$492,739	$445,427,562	—
Other Financial Instruments
Swap Agreements	—	$441,759	—
Forward Foreign Currency Exchange Contracts	—	83,543	—
	—	$525,302	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,025,281	—	—

34

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $31,759,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,030,867.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $40,354,504 futures contracts purchased and $18,438,672 futures contracts sold.

35

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $16,500,000.

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$42,120	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	83,543	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$204,696
		$125,663		$204,696
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$870,220	Change in net unrealized appreciation (depreciation) on swap agreements	$1,432,217
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	58,362	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	131,664
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(3,015,445)	Change in net unrealized appreciation (depreciation) on futures contracts	(565,581)
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,501,082	Change in net unrealized appreciation (depreciation) on swap agreements	(1,808,035)
		$(585,781)		$(809,735)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$504,324,799
Gross tax appreciation of investments	$46,599
Gross tax depreciation of investments	(58,451,097)
Net tax appreciation (depreciation) of investments	$(58,404,498)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had post-October capital loss deferrals of $(8,501,453), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.44	0.15	(1.22)	(1.07)	(0.14)	—	(0.14)	$9.23	(10.36)%	0.55%(4)	0.55%(4)	2.99%(4)	2.99%(4)	90%	$400,666
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
2021	$10.78	0.23	0.44	0.67	(0.27)	—	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
2020	$10.56	0.29	0.19	0.48	(0.26)	—	(0.26)	$10.78	4.57%	0.55%	0.65%	2.64%	2.54%	129%	$85,343
2019	$10.59	0.33	0.03	0.36	(0.39)	—	(0.39)	$10.56	3.55%	0.58%	0.65%	3.17%	3.10%	139%	$109,760
2018	$10.71	0.30	(0.09)	0.21	(0.33)	—	(0.33)	$10.59	1.92%	0.63%	0.65%	2.80%	2.78%	144%	$118,329
I Class
2022(3)	$10.44	0.15	(1.22)	(1.07)	(0.14)	—	(0.14)	$9.23	(10.31)%	0.45%(4)	0.45%(4)	3.09%(4)	3.09%(4)	90%	$21,290
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
2021	$10.77	0.24	0.45	0.69	(0.28)	—	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
2020	$10.56	0.30	0.18	0.48	(0.27)	—	(0.27)	$10.77	4.67%	0.45%	0.55%	2.74%	2.64%	129%	$27,999
2019	$10.58	0.34	0.04	0.38	(0.40)	—	(0.40)	$10.56	3.76%	0.48%	0.55%	3.27%	3.20%	139%	$6,269
2018(5)	$10.73	0.31	(0.13)	0.18	(0.33)	—	(0.33)	$10.58	1.65%	0.53%(4)	0.55%(4)	2.97%(4)	2.95%(4)	144%(6)	$3,441

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$10.44	0.14	(1.23)	(1.09)	(0.12)	—	(0.12)	$9.23	(10.47)%	0.80%(4)	0.80%(4)	2.74%(4)	2.74%(4)	90%	$12,552
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
2021	$10.78	0.21	0.43	0.64	(0.24)	—	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
2020	$10.56	0.26	0.19	0.45	(0.23)	—	(0.23)	$10.78	4.31%	0.80%	0.90%	2.39%	2.29%	129%	$16,670
2019	$10.59	0.30	0.04	0.34	(0.37)	—	(0.37)	$10.56	3.30%	0.83%	0.90%	2.92%	2.85%	139%	$15,630
2018	$10.71	0.27	(0.09)	0.18	(0.30)	—	(0.30)	$10.59	1.67%	0.88%	0.90%	2.55%	2.53%	144%	$14,139
C Class
2022(3)	$10.44	0.10	(1.22)	(1.12)	(0.09)	—	(0.09)	$9.23	(10.81)%	1.55%(4)	1.55%(4)	1.99%(4)	1.99%(4)	90%	$618
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
2021	$10.77	0.12	0.44	0.56	(0.15)	—	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458
2020	$10.56	0.18	0.18	0.36	(0.15)	—	(0.15)	$10.77	3.45%	1.55%	1.65%	1.64%	1.54%	129%	$3,623
2019	$10.58	0.23	0.04	0.27	(0.29)	—	(0.29)	$10.56	2.62%	1.58%	1.65%	2.17%	2.10%	139%	$3,457
2018	$10.71	0.19	(0.10)	0.09	(0.22)	—	(0.22)	$10.58	0.81%	1.63%	1.65%	1.80%	1.78%	144%	$5,179

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$10.44	0.12	(1.22)	(1.10)	(0.11)	—	(0.11)	$9.23	(10.58)%	1.05%(4)	1.05%(4)	2.49%(4)	2.49%(4)	90%	$772
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825
2021	$10.77	0.18	0.44	0.62	(0.21)	—	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591
2020	$10.56	0.23	0.19	0.42	(0.21)	—	(0.21)	$10.77	4.05%	1.05%	1.15%	2.14%	2.04%	129%	$487
2019	$10.59	0.28	0.03	0.31	(0.34)	—	(0.34)	$10.56	3.04%	1.08%	1.15%	2.67%	2.60%	139%	$615
2018	$10.71	0.24	(0.09)	0.15	(0.27)	—	(0.27)	$10.59	1.41%	1.13%	1.15%	2.30%	2.28%	144%	$775
R5 Class
2022(3)	$10.43	0.16	(1.21)	(1.05)	(0.15)	—	(0.15)	$9.23	(10.18)%	0.35%(4)	0.35%(4)	3.19%(4)	3.19%(4)	90%	$8,805
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
2021	$10.77	0.26	0.43	0.69	(0.29)	—	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
2020	$10.56	0.31	0.18	0.49	(0.28)	—	(0.28)	$10.77	4.68%	0.35%	0.45%	2.84%	2.74%	129%	$10,193
2019	$10.58	0.35	0.04	0.39	(0.41)	—	(0.41)	$10.56	3.86%	0.38%	0.45%	3.37%	3.30%	139%	$9,910
2018	$10.71	0.33	(0.11)	0.22	(0.35)	—	(0.35)	$10.58	2.03%	0.43%	0.45%	3.00%	2.98%	144%	$9,315
G Class
2022(3)	$10.43	0.17	(1.22)	(1.05)	(0.16)	—	(0.16)	$9.22	(10.12)%	0.01%(4)	0.35%(4)	3.53%(4)	3.19%(4)	90%	$4
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504
2021(7)	$11.37	0.11	(0.16)	(0.05)	(0.15)	—	(0.15)	$11.17	(0.45)%	0.01%(4)	0.35%(4)	2.47%(4)	2.13%(4)	285%(8)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)November 4, 2020 (commencement of sale) through March 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management
43

services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
44

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

46

Notes
47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2211

Semiannual Report

September 30, 2022

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)
G Class (ACDOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	30.0%
Corporate Bonds	24.6%
U.S. Government Agency Mortgage-Backed Securities	20.0%
Collateralized Loan Obligations	6.6%
Asset-Backed Securities	6.0%
Collateralized Mortgage Obligations	5.2%
Municipal Securities	1.6%
Commercial Mortgage-Backed Securities	1.5%
U.S. Government Agency Securities	0.7%
Sovereign Governments and Agencies	0.5%
Bank Loan Obligations	0.1%
Short-Term Investments	5.0%
Other Assets and Liabilities	(1.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$901.70	$2.86	0.60%
I Class	$1,000	$903.60	$1.91	0.40%
Y Class	$1,000	$902.90	$1.77	0.37%
A Class	$1,000	$901.60	$4.05	0.85%
C Class	$1,000	$898.10	$7.61	1.60%
R Class	$1,000	$899.50	$5.24	1.10%
R5 Class	$1,000	$903.40	$1.91	0.40%
R6 Class	$1,000	$903.00	$1.67	0.35%
G Class	$1,000	$941.50	$0.04(2)	0.01%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 135, the number of days in the period from May 19, 2022 (commencement of sale) through September 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 30.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	$5,000,000	$5,677,051
U.S. Treasury Bonds, 4.50%, 5/15/38	18,500,000	19,951,816
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	23,828,125
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,860,117
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	1,941,152
U.S. Treasury Bonds, 2.25%, 5/15/41	8,000,000	6,052,344
U.S. Treasury Bonds, 3.75%, 8/15/41	4,000,000	3,837,031
U.S. Treasury Bonds, 2.00%, 11/15/41	9,500,000	6,805,303
U.S. Treasury Bonds, 3.125%, 11/15/41	20,762,000	18,072,672
U.S. Treasury Bonds, 2.375%, 2/15/42	19,000,000	14,567,656
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	11,942,012
U.S. Treasury Bonds, 3.00%, 5/15/42	44,000,000	37,467,031
U.S. Treasury Bonds, 3.25%, 5/15/42	40,000,000	35,512,500
U.S. Treasury Bonds, 3.375%, 8/15/42	90,000,000	81,548,437
U.S. Treasury Bonds, 2.75%, 11/15/42	4,000,000	3,244,062
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	5,363,008
U.S. Treasury Bonds, 3.75%, 11/15/43	8,000,000	7,605,625
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	855,508
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,800,938
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	6,080,625
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,999,414
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	4,004,102
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,777,822
U.S. Treasury Bonds, 3.375%, 11/15/48	68,000,000	61,954,375
U.S. Treasury Bonds, 2.875%, 5/15/49	14,500,000	12,096,455
U.S. Treasury Bonds, 2.25%, 8/15/49	24,600,000	18,004,125
U.S. Treasury Bonds, 2.375%, 11/15/49	16,500,000	12,434,297
U.S. Treasury Bonds, 2.00%, 2/15/50	22,000,000	15,127,578
U.S. Treasury Bonds, 1.25%, 5/15/50	4,500,000	2,520,791
U.S. Treasury Bonds, 1.625%, 11/15/50	1,000,000	621,328
U.S. Treasury Bonds, 1.875%, 2/15/51	1,500,000	993,633
U.S. Treasury Bonds, 2.375%, 5/15/51	20,000,000	14,971,875
U.S. Treasury Bonds, 2.25%, 2/15/52	13,500,000	9,812,813
U.S. Treasury Bonds, 2.875%, 5/15/52	65,500,000	54,948,359
U.S. Treasury Notes, 3.00%, 6/30/24(1)	30,000,000	29,350,195
U.S. Treasury Notes, 1.125%, 1/15/25	1,368,000	1,274,752
U.S. Treasury Notes, 1.50%, 2/15/25	30,000,000	28,127,344
U.S. Treasury Notes, 1.75%, 3/15/25	110,000,000	103,597,657
U.S. Treasury Notes, 2.75%, 5/15/25	50,000,000	48,123,047
U.S. Treasury Notes, 2.875%, 6/15/25	20,000,000	19,291,406
U.S. Treasury Notes, 2.75%, 6/30/25	30,000,000	28,841,016
U.S. Treasury Notes, 3.00%, 7/15/25	20,000,000	19,333,594
U.S. Treasury Notes, 3.125%, 8/15/25	20,000,000	19,388,281
U.S. Treasury Notes, 3.50%, 9/15/25	20,000,000	19,593,750
U.S. Treasury Notes, 3.00%, 9/30/25	20,000,000	19,307,031
U.S. Treasury Notes, 2.625%, 12/31/25	8,000,000	7,613,438
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,179,668
6

	Principal Amount	Value
U.S. Treasury Notes, 1.875%, 2/28/27	$25,000,000	$22,773,437
U.S. Treasury Notes, 2.50%, 3/31/27	10,000,000	9,342,969
U.S. Treasury Notes, 2.625%, 5/31/27	190,000,000	178,399,609
U.S. Treasury Notes, 3.25%, 6/30/27	70,000,000	67,476,172
U.S. Treasury Notes, 2.75%, 7/31/27	10,000,000	9,417,969
U.S. Treasury Notes, 0.50%, 8/31/27	47,000,000	39,599,336
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	16,816,406
U.S. Treasury Notes, 0.625%, 12/31/27	25,000,000	20,975,586
U.S. Treasury Notes, 1.25%, 3/31/28	42,000,000	36,223,359
U.S. Treasury Notes, 1.25%, 4/30/28	33,600,000	28,915,688
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,000,859
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,702,891
U.S. Treasury Notes, 1.875%, 2/28/29	15,000,000	13,205,859
U.S. Treasury Notes, 2.375%, 3/31/29	44,800,000	40,575,500
U.S. Treasury Notes, 2.875%, 4/30/29	140,000,000	130,725,000
U.S. Treasury Notes, 3.25%, 6/30/29	60,000,000	57,359,765
U.S. Treasury Notes, 2.625%, 7/31/29	200,000	183,828
U.S. Treasury Notes, 3.125%, 8/31/29	40,000,000	37,971,875
U.S. Treasury Notes, 1.875%, 2/15/32	25,000,000	21,189,453
U.S. Treasury Notes, 2.875%, 5/15/32	54,600,000	50,492,203
TOTAL U.S. TREASURY SECURITIES (Cost $1,807,937,696)		1,647,648,923
CORPORATE BONDS — 24.6%
Aerospace and Defense — 0.2%
Raytheon Technologies Corp., 4.125%, 11/16/28	8,766,000	8,197,598
Raytheon Technologies Corp., 3.125%, 7/1/50	3,150,000	2,126,811
		10,324,409
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	5,697,000	4,041,333
Airlines — 0.1%
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(2)	3,086,357	2,516,843
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(2)	5,222,000	4,870,681
		7,387,524
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/1/51	4,860,000	2,731,192
Automobiles — 0.5%
General Motors Co., 5.15%, 4/1/38	3,276,000	2,642,603
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,192,755
General Motors Financial Co., Inc., 2.40%, 10/15/28	5,113,000	4,045,600
Toyota Motor Credit Corp., 1.90%, 4/6/28	6,980,000	5,946,002
		24,826,960
Banks — 3.9%
Banco Santander SA, 5.29%, 8/18/27	2,507,000	2,364,603
Banco Santander SA, VRN, 1.72%, 9/14/27	6,600,000	5,467,898
Banco Santander SA, VRN, 4.18%, 3/24/28	2,200,000	1,985,538
Bank of America Corp., VRN, 3.38%, 4/2/26	6,250,000	5,906,890
Bank of America Corp., VRN, 2.55%, 2/4/28	2,618,000	2,280,216
Bank of America Corp., VRN, 3.42%, 12/20/28	17,151,000	15,250,930
Bank of America Corp., VRN, 2.88%, 10/22/30	11,410,000	9,368,898
Bank of America Corp., VRN, 4.57%, 4/27/33	22,665,000	20,331,184
Bank of America Corp., VRN, 2.48%, 9/21/36	5,400,000	3,908,492
7

	Principal Amount	Value
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	$4,492,000	$3,721,144
Citigroup, Inc., VRN, 0.78%, 10/30/24	1,491,000	1,416,668
Citigroup, Inc., VRN, 3.07%, 2/24/28	17,909,000	15,982,155
Citigroup, Inc., VRN, 3.67%, 7/24/28	2,100,000	1,893,202
Citigroup, Inc., VRN, 3.52%, 10/27/28	8,756,000	7,827,271
Citigroup, Inc., VRN, 3.79%, 3/17/33	2,825,000	2,371,736
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	7,045,000	5,859,025
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	3,361,000	3,158,180
FNB Corp., 2.20%, 2/24/23	7,603,000	7,498,580
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	5,160,000	4,921,030
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	2,124,000	2,008,034
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	4,440,000	3,269,295
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	4,057,000	3,612,829
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	4,839,000	4,576,512
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	5,225,000	4,516,659
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	12,084,000	10,698,727
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	10,552,000	8,566,665
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	21,198,000	16,784,523
National Australia Bank Ltd., 2.33%, 8/21/30(2)	4,610,000	3,439,045
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	6,703,000	5,988,354
Toronto-Dominion Bank, 2.00%, 9/10/31	4,803,000	3,590,208
Toronto-Dominion Bank, 2.45%, 1/12/32	3,585,000	2,765,921
Toronto-Dominion Bank, 4.46%, 6/8/32	2,797,000	2,557,767
Truist Financial Corp., VRN, 4.12%, 6/6/28	2,518,000	2,368,258
Wells Fargo & Co., VRN, 4.54%, 8/15/26	3,810,000	3,687,951
Wells Fargo & Co., VRN, 3.35%, 3/2/33	3,660,000	2,972,917
Wells Fargo & Co., VRN, 3.07%, 4/30/41	10,120,000	6,969,376
Wells Fargo & Co., VRN, 4.61%, 4/25/53	2,793,000	2,273,322
		212,160,003
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	7,777,000	6,777,138
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	11,491,000	11,205,784
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	2,740,000	2,408,059
PepsiCo, Inc., 3.90%, 7/18/32	2,222,000	2,057,155
		22,448,136
Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	9,276,000	8,128,152
AbbVie, Inc., 4.40%, 11/6/42	8,815,000	7,339,495
Amgen, Inc., 4.05%, 8/18/29	13,980,000	12,878,773
CSL Finance PLC, 4.25%, 4/27/32(2)	4,133,000	3,778,387
		32,124,807
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	2,760,000	1,903,399
Capital Markets — 2.5%
Deutsche Bank AG, 5.37%, 9/9/27	8,145,000	7,871,653
Deutsche Bank AG, VRN, 4.30%, 5/24/28	6,681,000	5,959,674
FS KKR Capital Corp., 4.25%, 2/14/25(2)	1,979,000	1,837,664
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	9,706,000	9,227,810
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	11,969,000	10,250,565
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	11,830,000	10,277,480
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,641,000	1,457,204
8

	Principal Amount	Value
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	$3,860,000	$3,070,505
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,794,000	2,345,345
Moody's Corp., 2.55%, 8/18/60	4,655,000	2,539,172
Morgan Stanley, VRN, 0.53%, 1/25/24	19,727,000	19,408,681
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,408,485
Morgan Stanley, VRN, 2.63%, 2/18/26	14,569,000	13,585,692
Morgan Stanley, VRN, 2.70%, 1/22/31	8,430,000	6,843,242
Morgan Stanley, VRN, 2.51%, 10/20/32	19,570,000	14,976,873
Morgan Stanley, VRN, 2.48%, 9/16/36	2,579,000	1,851,823
Owl Rock Capital Corp., 3.40%, 7/15/26	1,084,000	931,326
Owl Rock Core Income Corp., 3.125%, 9/23/26	3,070,000	2,584,296
State Street Corp., VRN, 4.16%, 8/4/33	4,868,000	4,399,522
UBS Group AG, VRN, 1.49%, 8/10/27(2)	11,579,000	9,741,150
UBS Group AG, VRN, 4.75%, 5/12/28(2)	1,245,000	1,170,234
		139,738,396
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	5,260,000	4,736,603
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	2,988,545
		7,725,148
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	4,257,000	3,500,970
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,348,201
		8,849,171
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	7,748,000	5,711,265
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	5,253,000	3,838,765
Martin Marietta Materials, Inc., 2.40%, 7/15/31	3,120,000	2,413,538
		6,252,303
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	2,133,000	1,950,578
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	4,631,000	3,718,018
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	581,000	520,379
Capital One Financial Corp., VRN, 4.99%, 7/24/26	2,540,000	2,484,596
		8,673,571
Containers and Packaging — 0.2%
Sonoco Products Co., 2.25%, 2/1/27	7,177,000	6,366,110
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,368,731
		9,734,841
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,279,810
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,708,980
Pepperdine University, 3.30%, 12/1/59	6,183,000	3,997,505
		9,986,295
Diversified Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(2)	4,144,000	3,304,439
Block Financial LLC, 3.875%, 8/15/30	7,371,000	6,304,912
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	1,788,000	1,578,051
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52(2)	5,160,000	4,733,598
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	11,415,000	10,241,764
9

	Principal Amount	Value
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	$12,625,000	$8,632,739
		34,795,503
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.35%, 3/1/29	12,602,000	11,794,680
AT&T, Inc., 4.50%, 5/15/35	7,242,000	6,286,948
AT&T, Inc., 4.90%, 8/15/37	6,055,000	5,381,620
AT&T, Inc., 4.55%, 3/9/49	7,284,000	5,838,783
AT&T, Inc., 3.55%, 9/15/55	3,106,000	2,046,697
Ooredoo International Finance Ltd., 3.25%, 2/21/23	1,933,000	1,922,016
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	3,700,000	3,067,189
Telefonica Emisiones SA, 4.90%, 3/6/48	4,295,000	3,138,346
Verizon Communications, Inc., 4.33%, 9/21/28	5,085,000	4,788,235
Verizon Communications, Inc., 4.27%, 1/15/36	9,310,000	7,964,761
		52,229,275
Electric Utilities — 1.8%
AEP Texas, Inc., 2.10%, 7/1/30	7,288,000	5,693,567
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,156,448
Baltimore Gas & Electric Co., 4.55%, 6/1/52	2,217,000	1,909,161
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	6,054,383
Commonwealth Edison Co., 3.20%, 11/15/49	4,602,000	3,201,218
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,135,295
Duke Energy Corp., 2.55%, 6/15/31	2,920,000	2,294,056
Duke Energy Corp., 5.00%, 8/15/52	3,750,000	3,204,029
Duke Energy Florida LLC, 1.75%, 6/15/30	4,706,000	3,674,430
Duke Energy Florida LLC, 3.85%, 11/15/42	2,673,000	2,093,284
Duke Energy Progress LLC, 2.00%, 8/15/31	7,400,000	5,730,373
Duke Energy Progress LLC, 4.15%, 12/1/44	5,693,000	4,608,559
Entergy Arkansas LLC, 2.65%, 6/15/51	3,298,000	2,000,610
Entergy Louisiana LLC, 4.75%, 9/15/52	1,490,000	1,300,307
Exelon Corp., 4.45%, 4/15/46	2,647,000	2,167,672
Exelon Corp., 4.10%, 3/15/52(2)	1,207,000	934,650
Florida Power & Light Co., 2.45%, 2/3/32	3,703,000	3,011,917
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,625,915
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,283,406
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	5,767,000	5,514,255
Northern States Power Co., 3.20%, 4/1/52	4,200,000	2,930,056
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	1,856,440
PacifiCorp, 3.30%, 3/15/51	4,128,000	2,897,453
PECO Energy Co., 4.375%, 8/15/52	5,740,000	4,887,555
Public Service Co. of Colorado, 1.875%, 6/15/31	5,499,000	4,302,639
Public Service Electric & Gas Co., 3.10%, 3/15/32	4,354,000	3,716,246
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	6,205,000	4,607,823
Union Electric Co., 3.90%, 4/1/52	3,640,000	2,868,956
Xcel Energy, Inc., 3.40%, 6/1/30	4,854,000	4,218,807
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,079,847
		99,959,357
Energy Equipment and Services — 0.1%
Schlumberger Investment SA, 2.65%, 6/26/30	5,360,000	4,467,115
Entertainment — 0.3%
Netflix, Inc., 4.875%, 4/15/28	7,813,000	7,329,570
Warnermedia Holdings, Inc., 3.76%, 3/15/27(2)	3,889,000	3,484,343
Warnermedia Holdings, Inc., 5.05%, 3/15/42(2)	5,902,000	4,426,473
10

	Principal Amount	Value
Warnermedia Holdings, Inc., 5.14%, 3/15/52(2)	$2,687,000	$1,958,092
		17,198,478
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.95%, 3/15/29	6,090,000	5,439,025
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,721,000	2,007,053
Corporate Office Properties LP, 2.00%, 1/15/29	4,580,000	3,452,452
EPR Properties, 4.75%, 12/15/26	3,215,000	2,858,077
EPR Properties, 4.95%, 4/15/28	3,476,000	2,997,295
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	6,550,000	6,273,590
National Retail Properties, Inc., 4.80%, 10/15/48	4,265,000	3,558,371
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	3,693,000	2,686,406
Rexford Industrial Realty LP, 2.15%, 9/1/31	7,222,000	5,426,091
SBA Tower Trust, 3.45%, 3/15/48(2)	10,000,000	9,909,906
		44,608,266
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	8,069,000	8,180,361
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(2)	7,952,000	5,833,669
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,205,000	5,403,683
Mondelez International, Inc., 2.75%, 4/13/30	3,479,000	2,902,367
		14,139,719
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(2)	8,381,000	5,709,771
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc., 1.92%, 2/1/27	8,287,000	7,222,218
Baxter International, Inc., 2.54%, 2/1/32	11,395,000	8,877,678
Becton Dickinson & Co., 4.30%, 8/22/32	2,538,000	2,319,039
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	14,190,000	13,134,218
		31,553,153
Health Care Providers and Services — 1.1%
Centene Corp., 2.45%, 7/15/28	9,250,000	7,546,705
Centene Corp., 4.625%, 12/15/29	4,011,000	3,613,691
Centene Corp., 3.375%, 2/15/30	6,630,000	5,434,445
CVS Health Corp., 4.78%, 3/25/38	2,878,000	2,528,734
CVS Health Corp., 5.05%, 3/25/48	3,320,000	2,931,573
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,204,925
HCA, Inc., 2.375%, 7/15/31	3,790,000	2,809,362
Humana, Inc., 2.15%, 2/3/32	18,866,000	14,364,139
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,765,320
Roche Holdings, Inc., 2.61%, 12/13/51(2)	6,740,000	4,416,498
Universal Health Services, Inc., 1.65%, 9/1/26(2)	7,147,000	5,997,809
Universal Health Services, Inc., 2.65%, 10/15/30(2)	6,358,000	4,712,769
		59,325,970
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	3,656,000	2,946,746
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24	5,488,000	5,223,544
Safehold Operating Partnership LP, 2.85%, 1/15/32	5,511,000	4,112,576
		9,336,120
Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	11,156,000	10,404,785
11

	Principal Amount	Value
Insurance — 0.4%
Alleghany Corp., 3.25%, 8/15/51	$6,490,000	$4,388,664
American International Group, Inc., 6.25%, 5/1/36	4,720,000	4,920,019
Athene Global Funding, 1.99%, 8/19/28(2)	5,383,000	4,249,865
Sammons Financial Group, Inc., 4.75%, 4/8/32(2)	2,689,000	2,198,324
SBL Holdings, Inc., 5.125%, 11/13/26(2)	5,399,000	4,930,464
		20,687,336
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32(2)	3,776,000	3,323,060
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 3.60%, 4/13/32	9,080,000	8,265,250
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.10%, 7/15/32	2,428,000	2,284,831
Fiserv, Inc., 2.65%, 6/1/30	6,280,000	5,097,766
		7,382,597
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	5,175,000	3,344,618
Illumina, Inc., 2.55%, 3/23/31	9,210,000	7,070,790
		10,415,408
Machinery — 0.1%
John Deere Capital Corp., 4.35%, 9/15/32	7,820,000	7,437,305
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	4,010,000	2,949,509
Comcast Corp., 5.65%, 6/15/35	1,113,000	1,115,019
Comcast Corp., 6.50%, 11/15/35	1,998,000	2,135,923
Comcast Corp., 3.75%, 4/1/40	6,957,000	5,486,952
Comcast Corp., 2.94%, 11/1/56	4,955,000	2,966,217
Paramount Global, 4.95%, 1/15/31	3,030,000	2,677,622
Paramount Global, 4.375%, 3/15/43	2,120,000	1,417,141
Time Warner Cable LLC, 4.50%, 9/15/42	7,625,000	5,280,924
		24,029,307
Metals and Mining — 0.3%
Glencore Funding LLC, 2.625%, 9/23/31(2)	7,530,000	5,654,193
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	3,817,000	2,664,113
Nucor Corp., 3.125%, 4/1/32	3,181,000	2,601,581
South32 Treasury Ltd., 4.35%, 4/14/32(2)	5,400,000	4,654,341
Teck Resources Ltd., 6.25%, 7/15/41	1,850,000	1,694,825
		17,269,053
Multi-Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	4,670,000	3,970,780
Ameren Corp., 3.50%, 1/15/31	7,733,000	6,683,531
Ameren Illinois Co., 3.85%, 9/1/32	3,015,000	2,720,335
CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	3,883,351
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,377,011
Dominion Energy, Inc., 4.85%, 8/15/52	3,730,000	3,184,984
Sempra Energy, 3.25%, 6/15/27	4,523,000	4,135,025
WEC Energy Group, Inc., 1.375%, 10/15/27	7,970,000	6,576,351
		35,531,368
Multiline Retail — 0.1%
Target Corp., 4.50%, 9/15/32	6,774,000	6,464,368
Target Corp., 3.90%, 11/15/47	603,000	487,127
		6,951,495
12

	Principal Amount	Value
Oil, Gas and Consumable Fuels — 1.9%
Aker BP ASA, 3.75%, 1/15/30(2)	$7,621,000	$6,489,091
Aker BP ASA, 4.00%, 1/15/31(2)	1,868,000	1,587,797
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,280,000	3,062,595
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,690,929
Continental Resources, Inc., 2.27%, 11/15/26(2)	4,850,000	4,144,638
Continental Resources, Inc., 2.875%, 4/1/32(2)	3,377,000	2,477,536
Enbridge, Inc., 3.40%, 8/1/51	1,980,000	1,332,700
Energy Transfer LP, 4.25%, 3/15/23	6,430,000	6,414,509
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	5,918,586
Energy Transfer LP, 4.90%, 3/15/35	6,327,000	5,328,141
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,222,000	6,079,663
Enterprise Products Operating LLC, 3.30%, 2/15/53	3,659,000	2,390,255
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,785,968
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	11,598,360	8,850,855
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,328,000	4,130,036
MPLX LP, 2.65%, 8/15/30	5,080,000	3,987,252
Petroleos Mexicanos, 3.50%, 1/30/23	3,434,000	3,393,050
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,752,570
Petroleos Mexicanos, 6.50%, 3/13/27	2,099,000	1,761,376
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	671,716
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	13,125,000	11,097,594
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,590,000	8,590,847
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	3,000,000	2,703,894
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,617,449
		102,259,047
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	7,095,000	6,297,234
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(2)	2,795,000	2,074,289
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	6,671,000	5,711,424
Bristol-Myers Squibb Co., 2.55%, 11/13/50	5,441,000	3,369,005
Merck & Co., Inc., 1.70%, 6/10/27	5,238,000	4,580,743
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	13,870,000	12,661,459
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,236,874
		27,559,505
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,160,000	3,777,291
Road and Rail — 0.4%
Ashtead Capital, Inc., 5.50%, 8/11/32(2)	1,758,000	1,634,467
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,073,000	2,532,496
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,338,863
CSX Corp., 4.10%, 11/15/32	4,550,000	4,134,960
DAE Funding LLC, 1.55%, 8/1/24(2)	2,949,000	2,696,599
Norfolk Southern Corp., 4.55%, 6/1/53	3,263,000	2,772,603
Union Pacific Corp., 3.55%, 8/15/39	7,826,000	6,216,019
		22,326,007
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(2)	4,287,000	3,782,248
Broadcom, Inc., 4.93%, 5/15/37(2)	4,697,000	3,881,853
Intel Corp., 4.90%, 8/5/52	3,780,000	3,344,984
13

	Principal Amount	Value
Intel Corp., 3.20%, 8/12/61	$6,948,000	$4,347,116
Qorvo, Inc., 4.375%, 10/15/29	3,269,000	2,804,851
		18,161,052
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	2,810,000	2,158,083
Oracle Corp., 3.85%, 7/15/36	2,122,000	1,591,427
Oracle Corp., 3.60%, 4/1/40	5,930,000	4,035,446
		7,784,956
Specialty Retail — 0.9%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	7,897,000	6,026,091
Home Depot, Inc., 4.50%, 9/15/32	11,620,000	11,118,249
Home Depot, Inc., 3.90%, 6/15/47	14,432,000	11,512,499
Lowe's Cos., Inc., 2.625%, 4/1/31	11,420,000	9,199,381
Lowe's Cos., Inc., 4.25%, 4/1/52	11,005,000	8,440,037
O'Reilly Automotive, Inc., 4.70%, 6/15/32	4,287,000	4,019,699
		50,315,956
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.25%, 8/8/29	10,920,000	9,979,067
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,840,000	1,950,755
		11,929,822
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(2)	3,703,000	3,489,269
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	7,940,000	7,381,056
Essential Utilities, Inc., 2.70%, 4/15/30	6,137,000	5,032,690
		12,413,746
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	13,224,000	12,506,929
T-Mobile USA, Inc., 3.375%, 4/15/29	10,165,000	8,797,807
T-Mobile USA, Inc., 5.65%, 1/15/53	3,692,000	3,496,438
Vodafone Group PLC, VRN, 4.125%, 6/4/81	7,625,000	5,297,164
		30,098,338
TOTAL CORPORATE BONDS (Cost $1,601,263,760)		1,349,252,063
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.94%, (1-year H15T1Y plus 2.25%), 9/1/35	212,630	217,255
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.87%), 7/1/36	584,089	593,616
FHLMC, VRN, 3.20%, (1-year H15T1Y plus 2.14%), 10/1/36	520,311	534,494
FHLMC, VRN, 3.01%, (1-year H15T1Y plus 2.26%), 4/1/37	449,741	458,937
FHLMC, VRN, 3.60%, (12-month LIBOR plus 1.87%), 7/1/41	235,287	240,182
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	201,827	201,770
FHLMC, VRN, 2.91%, (12-month LIBOR plus 1.63%), 1/1/44	780,362	777,882
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	467,455	471,454
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	656,402	662,083
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.64%), 9/1/47	480,339	472,551
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	385,087	393,993
FNMA, VRN, 3.21%, (6-month LIBOR plus 1.57%), 6/1/35	685,571	701,430
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	240,240	245,817
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	72,056	73,739
FNMA, VRN, 3.00%, (6-month LIBOR plus 1.54%), 9/1/35	369,302	377,246
FNMA, VRN, 3.375%, (1-year H15T1Y plus 2.15%), 3/1/38	548,891	563,095
14

	Principal Amount	Value
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.61%), 4/1/46	$832,132	$851,011
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,176,569	1,127,367
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	680,133	652,726
FNMA, VRN, 2.85%, (12-month LIBOR plus 1.62%), 5/1/47	832,092	830,807
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.62%), 5/1/47	234,144	231,607
		10,679,062
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.8%
FHLMC, 6.00%, 9/1/35	1,190,507	1,253,403
FHLMC, 6.00%, 2/1/38	691,370	727,955
FHLMC, 2.50%, 3/1/42	25,657,778	21,984,442
FHLMC, 3.00%, 1/1/50	26,727,859	23,472,667
FHLMC, 3.50%, 5/1/50	5,668,986	5,155,814
FHLMC, 2.50%, 10/1/50	26,199,225	22,160,122
FHLMC, 2.50%, 5/1/51	9,482,490	8,043,136
FHLMC, 3.50%, 5/1/51	35,697,243	32,519,326
FHLMC, 3.00%, 7/1/51	19,435,250	17,194,030
FHLMC, 3.00%, 7/1/51	13,807,645	12,103,450
FHLMC, 2.00%, 8/1/51	29,128,380	23,713,972
FHLMC, 2.50%, 8/1/51	27,630,302	23,319,261
FHLMC, 4.00%, 8/1/51	12,712,478	11,933,723
FHLMC, 2.50%, 10/1/51	16,812,533	14,227,685
FHLMC, 3.00%, 12/1/51	20,028,127	17,548,811
FHLMC, 3.50%, 5/1/52	17,324,646	15,623,207
FHLMC, 4.00%, 5/1/52	21,533,880	20,008,787
FHLMC, 4.00%, 5/1/52	25,084,681	23,334,581
FNMA, 6.00%, 12/1/33	465,231	489,253
FNMA, 3.50%, 3/1/34	2,049,829	1,943,384
FNMA, 2.00%, 6/1/36	54,687,965	48,313,789
FNMA, 6.00%, 9/1/37	831,173	875,562
FNMA, 6.00%, 11/1/37	854,639	901,328
FNMA, 4.50%, 4/1/39	915,008	898,143
FNMA, 4.50%, 5/1/39	2,597,588	2,550,207
FNMA, 6.50%, 5/1/39	448,851	469,054
FNMA, 4.50%, 9/1/39	850,099	831,831
FNMA, 4.50%, 10/1/39	4,496,227	4,409,104
FNMA, 4.50%, 11/1/40	595,076	582,291
FNMA, 3.50%, 12/1/40	93,447	86,297
FNMA, 4.00%, 8/1/41	3,972,412	3,790,063
FNMA, 4.50%, 9/1/41	500,039	489,050
FNMA, 3.50%, 10/1/41	3,481,986	3,208,992
FNMA, 3.50%, 12/1/41	2,825,836	2,593,805
FNMA, 4.00%, 12/1/41	1,619,222	1,544,983
FNMA, 3.50%, 2/1/42	4,102,796	3,774,830
FNMA, 2.50%, 3/1/42	23,855,852	20,455,286
FNMA, 3.50%, 5/1/42	797,032	733,232
FNMA, 2.50%, 6/1/42	20,110,680	17,234,489
FNMA, 3.50%, 6/1/42	10,686,364	9,825,381
FNMA, 3.50%, 8/1/42	7,028,541	6,462,148
FNMA, 3.50%, 9/1/42	1,154,993	1,062,070
FNMA, 4.00%, 11/1/45	1,386,243	1,317,480
FNMA, 4.00%, 11/1/45	1,274,770	1,210,357
FNMA, 4.00%, 2/1/46	2,149,428	2,040,446
15

	Principal Amount	Value
FNMA, 4.00%, 4/1/46	$3,466,563	$3,293,191
FNMA, 3.00%, 5/1/50	3,899,366	3,502,418
FNMA, 3.00%, 6/1/50	22,529,154	19,792,460
FNMA, 3.00%, 6/1/51	1,882,777	1,671,484
FNMA, 2.50%, 12/1/51	4,191,811	3,532,558
FNMA, 2.50%, 12/1/51	26,133,953	22,045,591
FNMA, 2.50%, 1/1/52	7,275,558	6,133,256
FNMA, 3.00%, 2/1/52	19,813,000	17,332,151
FNMA, 3.00%, 2/1/52	35,354,390	30,892,563
FNMA, 2.00%, 3/1/52	52,136,897	42,428,582
FNMA, 2.50%, 3/1/52	32,645,420	27,600,864
FNMA, 3.00%, 3/1/52	24,496,440	21,515,117
FNMA, 3.50%, 4/1/52	9,270,547	8,364,165
FNMA, 4.00%, 4/1/52	26,246,170	24,496,352
FNMA, 4.00%, 4/1/52	8,796,002	8,194,696
FNMA, 4.00%, 4/1/52	12,468,813	11,611,049
FNMA, 3.00%, 5/1/52	18,676,070	16,439,453
FNMA, 3.50%, 5/1/52	29,173,663	26,556,616
FNMA, 4.00%, 5/1/52	23,081,378	21,463,992
FNMA, 4.00%, 5/1/52	36,218,942	33,700,445
FNMA, 3.00%, 6/1/52	7,788,027	6,855,306
FNMA, 4.50%, 7/1/52	20,949,845	20,033,893
FNMA, 5.00%, 8/1/52	60,930,093	59,571,369
FNMA, 4.00%, 6/1/57	2,813,269	2,658,798
FNMA, 4.00%, 11/1/59	2,797,189	2,640,521
GNMA, 7.00%, 4/20/26	580	592
GNMA, 7.50%, 8/15/26	1,291	1,322
GNMA, 8.00%, 8/15/26	466	478
GNMA, 8.00%, 6/15/27	2,095	2,097
GNMA, 6.50%, 3/15/28	2,857	2,990
GNMA, 6.50%, 5/15/28	7,318	7,565
GNMA, 7.00%, 5/15/31	8,809	9,193
GNMA, 6.00%, 7/15/33	299,363	320,534
GNMA, 4.50%, 8/15/33	614,156	601,457
GNMA, 6.00%, 9/20/38	226,485	242,483
GNMA, 5.50%, 11/15/38	300,772	308,250
GNMA, 5.50%, 11/15/38	122,988	124,351
GNMA, 5.50%, 1/15/39	393,485	416,858
GNMA, 6.00%, 1/20/39	83,452	89,696
GNMA, 6.00%, 2/20/39	81,126	87,176
GNMA, 4.50%, 4/15/39	482,954	472,247
GNMA, 4.50%, 6/15/39	683,904	675,093
GNMA, 5.00%, 9/15/39	21,376	21,581
GNMA, 5.50%, 9/15/39	29,831	31,404
GNMA, 5.00%, 10/15/39	325,455	328,571
GNMA, 4.50%, 1/15/40	598,340	590,011
GNMA, 4.00%, 7/15/40	498,028	474,851
GNMA, 4.00%, 11/20/40	816,585	780,641
GNMA, 4.00%, 12/15/40	339,910	323,944
GNMA, 4.50%, 12/15/40	1,377,474	1,359,777
GNMA, 4.50%, 6/15/41	252,825	250,503
GNMA, 3.50%, 4/20/42	1,850,709	1,722,152
16

	Principal Amount	Value
GNMA, 3.50%, 6/20/42	$5,974,131	$5,556,401
GNMA, 3.50%, 3/20/43	261,774	243,449
GNMA, 3.50%, 4/20/43	1,618,187	1,502,184
GNMA, 3.50%, 3/15/46	1,048,094	978,660
GNMA, 3.00%, 4/20/50	9,906,204	8,830,831
GNMA, 3.00%, 5/20/50	10,092,324	8,994,376
GNMA, 3.00%, 6/20/50	15,116,006	13,507,656
GNMA, 3.00%, 7/20/50	26,669,379	23,754,381
GNMA, 2.00%, 10/20/50	81,593,628	68,594,425
GNMA, 2.50%, 11/20/50	35,813,032	30,594,552
GNMA, 3.50%, 2/20/51	2,561,393	2,355,477
GNMA, 3.50%, 6/20/51	18,058,343	16,576,145
GNMA, 2.50%, 9/20/51	22,001,995	19,000,357
		1,084,478,828
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,187,087,854)		1,095,157,890
COLLATERALIZED LOAN OBLIGATIONS — 6.6%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 4.67%, (3-month LIBOR plus 1.90%), 10/27/33(2)	9,900,000	9,204,473
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/22/32(2)	12,275,000	11,542,141
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 4.16%, (1-month SOFR plus 1.31%), 9/15/34(2)	13,500,500	13,415,711
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.65%), 4/22/31(2)	9,250,000	8,686,978
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 4.31%, (3-month LIBOR plus 1.80%), 1/15/29(2)	8,900,000	8,304,765
BDS Ltd., Series 2021-FL7, Class C, VRN, 4.69%, (1-month LIBOR plus 1.70%), 6/16/36(2)	19,000,000	18,111,300
BDS Ltd., Series 2021-FL8, Class C, VRN, 4.54%, (1-month LIBOR plus 1.55%), 1/18/36(2)	5,768,000	5,453,278
BDS Ltd., Series 2021-FL8, Class D, VRN, 4.89%, (1-month LIBOR plus 1.90%), 1/18/36(2)	7,200,000	6,793,374
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.73%, (3-month LIBOR plus 1.02%), 4/20/31(2)	9,375,000	9,126,439
BXMT Ltd., Series 2020-FL2, Class C, VRN, 4.69%, (1-month SOFR plus 1.76%), 2/15/38(2)	11,971,000	11,427,238
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 4.11%, (3-month LIBOR plus 1.60%), 7/15/30(2)	5,725,000	5,477,444
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 5.12%, (3-month LIBOR plus 2.20%), 8/14/30(2)	8,150,000	7,682,292
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/32(2)	8,750,000	8,203,500
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 10/20/32(2)	7,650,000	7,181,739
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 4.07%, (3-month LIBOR plus 1.56%), 7/23/33(2)	13,925,000	13,417,352
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.40%), 11/22/33(2)	5,840,311	5,799,306
CFIP CLO Ltd., Series 2014-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.32%), 7/13/29(2)	9,760,552	9,677,332
FS Rialto Issuer LLC, Series 2022-FL6, Class A SEQ, VRN, 5.60%, (1-month SOFR plus 2.58%), 8/17/37(2)	9,545,000	9,458,080
KKR CLO Ltd., Series 2018, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 7/18/30(2)	9,725,000	9,385,987
17

	Principal Amount	Value
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.86%, (3-month LIBOR plus 1.15%), 7/20/31(2)	$8,425,000	$8,194,248
KKR CLO Ltd., Series 2030A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 10/17/31(2)	12,225,000	11,572,401
KREF Ltd., Series 2021-FL2, Class B, VRN, 4.59%, (1-month LIBOR plus 1.65%), 2/15/39(2)	12,900,000	12,297,825
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 4.16%, (3-month LIBOR plus 1.65%), 7/15/33(2)	16,550,000	15,685,739
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.44%, (1-month LIBOR plus 1.45%), 10/16/36(2)	17,817,000	17,056,474
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 4.24%, (3-month LIBOR plus 1.50%), 7/19/30(2)	13,825,000	13,076,220
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(2)	9,325,000	8,995,680
Parallel Ltd., Series 2019-1A, Class BR, VRN, 4.51%, (3-month LIBOR plus 1.80%), 7/20/32(2)	13,875,000	13,150,704
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 4.81%, (3-month LIBOR plus 2.10%), 10/20/31(2)	13,000,000	11,902,745
PFP Ltd., Series 2021-8, Class C, VRN, 4.74%, (1-month LIBOR plus 1.80%), 8/9/37(2)	13,851,000	13,332,613
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.70%), 1/20/32(2)	12,250,000	11,373,749
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 4.43%, (3-month LIBOR plus 1.65%), 4/25/31(2)	12,125,000	11,436,064
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 4.31%, (3-month LIBOR plus 1.57%), 10/18/30(2)	18,450,000	17,707,312
TSTAT Ltd., Series 2022-1A, Class B VRN, 5.82%, (3-month SOFR plus 3.27%), 7/20/31(2)	8,300,000	8,223,419
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(2)	8,400,000	8,065,379
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $376,926,383)		360,419,301
ASSET-BACKED SECURITIES — 6.0%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(2)	24,629,758	19,530,755
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	10,582,000	8,842,846
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(2)	13,577,850	12,907,471
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(2)	13,712,490	12,804,033
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	12,671,552	10,252,123
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	10,107,711	8,995,688
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(2)	3,210,518	2,818,084
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(2)	24,851,362	21,292,296
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(2)	31,475,000	27,588,568
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(2)	14,990,279	13,546,717
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	15,900,000	13,487,941
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	18,100,000	15,145,253
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(2)	19,850,000	17,307,721
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	8,421,798	7,697,781
18

	Principal Amount	Value
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	$10,054,908	$8,143,138
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	7,616,195	6,683,676
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(2)	18,644,433	15,438,271
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	22,120,505	18,186,725
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(2)	18,892,634	16,094,554
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(2)	17,453,000	14,798,097
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	31,825,000	26,666,728
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(2)	3,000,000	2,758,378
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	9,500,000	8,165,201
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	7,800,000	6,517,093
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	4,416,332	4,047,305
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	10,279,185	8,453,740
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	3,001,947	2,906,105
TOTAL ASSET-BACKED SECURITIES (Cost $384,408,838)		331,076,288
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.97%, 3/25/35	1,444,567	1,429,810
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	320,949	296,718
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	966,978	937,304
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 4.83%, (1-month LIBOR plus 1.75%), 3/25/29(2)	354,885	354,473
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 5.58%, (1-month LIBOR plus 2.50%), 7/25/29(2)	11,080,000	10,899,129
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(2)	6,020,000	5,951,640
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 7.08%, (1-month LIBOR plus 4.00%), 8/26/30(2)	1,486,034	1,488,541
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 3.48%, (30-day average SOFR plus 1.20%), 2/25/50(2)	5,849,527	5,574,659
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(2)	11,354,560	10,454,986
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	3,106,334	3,024,538
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	16,856	15,122
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	1,714,317	1,592,638
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(2)	3,640,015	3,178,592
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	6,775,979	5,913,981
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3 SEQ, VRN, 4.00%, 2/25/67(2)	9,275,000	7,397,125
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(2)	9,000,000	8,515,606
19

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	$4,779,032	$3,946,699
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 4.98%, (30-day average SOFR plus 2.70%), 10/25/33(2)	8,600,000	8,552,943
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	9,635,254	7,879,983
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.12%, 10/25/34	1,391,259	1,385,323
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(2)	18,568,248	17,490,894
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(2)	3,135,824	2,692,697
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	1,038,453	978,964
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	406,250	374,603
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.00%, 1/25/35	1,022,404	995,224
Home RE Ltd., Series 2021-1, Class M1B, VRN, 4.63%, (1-month LIBOR plus 1.55%), 7/25/33(2)	5,923,661	5,882,410
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(2)	6,625,000	6,471,517
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)	153,428	135,260
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	2,343,036	2,087,068
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.00%, 8/25/50(2)	9,851,179	8,258,094
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(2)	6,104,169	5,064,612
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(2)	9,525,923	7,809,741
JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, VRN, 4.08%, (30-day average SOFR plus 1.80%), 3/25/51(2)	2,707,022	2,533,342
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	767,540	728,766
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.99%, 11/25/35	1,288,729	1,229,028
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	705,128	670,972
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.77%, 2/25/35	770,167	734,036
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	2,434,759	2,251,629
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	1,739,121	1,612,606
MFA Trust, Series 2021-INV1, Class A3 SEQ, VRN, 1.26%, 1/25/56(2)	1,269,756	1,175,133
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(2)	12,399,831	10,744,361
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(2)	7,685,044	7,303,768
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 3.83%, (1-month LIBOR plus 0.75%), 5/25/55(2)	9,000,000	8,817,400
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(2)	15,673,758	13,556,418
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	14,667,187	11,435,896
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	5,889,948	5,116,580
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 3.98%, (30-day average SOFR plus 1.70%), 12/27/33(2)	10,000,000	9,794,948
20

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	$5,968,166	$5,155,992
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	1,055,648	972,778
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(2)	845,883	843,721
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	7,888,000	7,850,419
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	861,503	844,138
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	2,943,935	2,705,819
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	3,473,652	3,189,828
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	184,608	178,308
		246,476,780
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2020-DNA5, Class M2, VRN, 5.08%, (30-day average SOFR plus 2.80%), 10/25/50(2)	3,233,909	3,234,695
FHLMC, Series 2020-HQA3, Class M2, VRN, 6.68%, (1-month LIBOR plus 3.60%), 7/25/50(2)	20,913	20,909
FHLMC, Series 3397, Class GF, VRN, 3.32%, (1-month LIBOR plus 0.50%), 12/15/37	1,050,825	1,043,944
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	219,269	41,374
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	119,399	24,591
FNMA, Series 2013-C01, Class M2, VRN, 8.33%, (1-month LIBOR plus 5.25%), 10/25/23	5,827,930	5,956,326
FNMA, Series 2014-C01, Class M2, VRN, 7.48%, (1-month LIBOR plus 4.40%), 1/25/24	5,265,528	5,340,317
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	1,731,896	1,728,017
FNMA, Series 2014-C04, Class 1M2, VRN, 7.98%, (1-month LIBOR plus 4.90%), 11/25/24	3,032,458	3,135,928
FNMA, Series 2015-C04, Class 1M2, VRN, 8.78%, (1-month LIBOR plus 5.70%), 4/25/28	6,894,314	7,147,447
FNMA, Series 2015-C04, Class 2M2, VRN, 8.63%, (1-month LIBOR plus 5.55%), 4/25/28	10,092,287	10,341,456
FNMA, Series 2016-C01, Class 1M2, VRN, 9.83%, (1-month LIBOR plus 6.75%), 8/25/28	96,154	101,576
FNMA, Series 2017-C03, Class 1M2C, VRN, 6.08%, (1-month LIBOR plus 3.00%), 10/25/29	1,790,000	1,800,267
GNMA, Series 2007-5, Class FA, VRN, 3.15%, (1-month LIBOR plus 0.14%), 2/20/37	812,454	809,421
		40,726,268
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,288,529)		287,203,048
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,244,000	3,758,546
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	2,282,428
California State University Rev., 2.98%, 11/1/51	4,000,000	2,748,880
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,375,258
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,455,106
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	8,481,123
Houston GO, 3.96%, 3/1/47	2,500,000	2,107,612
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,964,650
21

	Principal Amount	Value
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	$1,510,000	$1,661,715
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,307,271
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,465,000	2,595,593
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,405,000	1,510,627
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,574,379
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	102,447
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	3,236,000	3,966,914
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,148,133
New York City GO, 5.97%, 3/1/36	500,000	530,555
New York City GO, 6.27%, 12/1/37	335,000	364,434
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	1,425,000	1,562,414
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	367,585
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,112,565
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	554,155
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,630,000	1,725,083
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,208,943
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,706,435
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,070,000	3,192,088
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,490,321
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,352,000	1,451,460
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,675,000	1,616,438
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,970,000	2,122,149
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,190,000	2,277,111
State of California GO, 4.60%, 4/1/38	3,035,000	2,841,738
State of California GO, 7.55%, 4/1/39	3,220,000	4,018,011
State of California GO, 7.30%, 10/1/39	2,605,000	3,123,757
State of California GO, 7.60%, 11/1/40	455,000	573,320
University of California Rev., 3.07%, 5/15/51	5,565,000	3,722,797
TOTAL MUNICIPAL SECURITIES (Cost $102,257,688)		85,602,041
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	8,839,868	7,007,651
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	12,817,000	9,601,896
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/36(2)	21,200,000	19,566,826
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 4.94%, (1-month LIBOR plus 2.12%), 11/15/38(2)	24,790,000	23,192,916
MHP Trust, Series 2022-MHIL, Class D, VRN, 4.46%, (1-month SOFR plus 1.61%), 1/15/27(2)	7,178,613	6,714,560
OPG Trust, Series 2021-PORT, Class E, VRN, 4.35%, (1-month LIBOR plus 1.53%), 10/15/36(2)	16,267,355	14,732,680
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,403,899)		80,816,529
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 0.75%, 10/8/27	29,724,000	25,280,011
FNMA, 6.625%, 11/15/30	10,000,000	11,686,148
22

	Principal Amount	Value
Tennessee Valley Authority, 1.50%, 9/15/31	$5,000,000	$3,996,949
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $46,762,124)		40,963,108
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	2,312,186
Chile Government International Bond, 3.625%, 10/30/42	1,697,000	1,224,888
		3,537,074
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	17,236
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,477,184
Panama Government International Bond, 6.70%, 1/26/36	1,683,000	1,660,494
		3,137,678
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	4,678,260
Philippines — 0.1%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,067,916
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,017,533
		9,085,449
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	2,175,000	2,158,370
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	227,186
		2,385,556
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	1,239,000	1,077,152
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	2,203,876
		3,281,028
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,327,081)		26,122,281
BANK LOAN OBLIGATIONS(3) — 0.1%
Media†
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	57	55
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	8,426,912	8,113,557
TOTAL BANK LOAN OBLIGATIONS (Cost $8,435,465)		8,113,612
SHORT-TERM INVESTMENTS — 5.0%
Discount Notes(4) — 2.9%
Federal Home Loan Bank Discount Notes, 2.63%, 10/3/22	135,000,000	135,000,000
Federal Home Loan Bank Discount Notes, 2.42%, 10/11/22	20,000,000	19,986,587
		154,986,587
Repurchase Agreements — 2.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $19,739,264), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $19,408,360)		19,403,735
23

	Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $99,020,655), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $97,102,865)		$97,079,000
		116,482,735
TOTAL SHORT-TERM INVESTMENTS (Cost $271,450,235)		271,469,322
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $6,222,549,552)		5,583,844,406
OTHER ASSETS AND LIABILITIES — (1.8)%		(96,185,568)
TOTAL NET ASSETS — 100.0%		$5,487,658,838

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	408	December 2022	$45,721,500	$(314,738)
U.S. Treasury 10-Year Ultra Notes	1,298	December 2022	153,792,719	(3,964,183)
U.S. Treasury 2-Year Notes	1,100	December 2022	225,929,689	75,872
U.S. Treasury 5-Year Notes	131	December 2022	14,083,523	80,057
U.S. Treasury Long Bonds	234	December 2022	29,579,062	(1,489,052)
U.S. Treasury Ultra Bonds	199	December 2022	27,263,000	(1,080,536)
			$496,369,493	$(6,692,580)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$201,861,000	$(1,661,384)	$6,078,661	$4,417,277
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,904,350.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,198,892,679, which represented 21.8% of total net assets.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,222,549,552)	$5,583,844,406
Receivable for investments sold	65,565,003
Receivable for capital shares sold	2,042,419
Receivable for variation margin on swap agreements	315,318
Interest receivable	35,838,149
5,687,605,295

Liabilities
Disbursements in excess of demand deposit cash	251,209
Payable for investments purchased	153,256,954
Payable for capital shares redeemed	43,961,961
Payable for variation margin on futures contracts	1,640,147
Accrued management fees	654,629
Distribution and service fees payable	22,716
Dividends payable	158,841
199,946,457

Net Assets	$5,487,658,838

Net Assets Consist of:
Capital paid in	$6,422,781,121
Distributable earnings	(935,122,283)
$5,487,658,838

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$656,003,906	71,598,145	$9.16
I Class	$622,072,907	67,874,368	$9.17
Y Class	$141,654,135	15,452,170	$9.17
A Class	$74,327,069	8,111,044	$9.16
C Class	$5,827,577	636,596	$9.15
R Class	$4,496,031	490,826	$9.16
R5 Class	$5,024	548	$9.17
R6 Class	$125,955,989	13,737,033	$9.17
G Class	$3,857,316,200	420,752,933	$9.17
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.59 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $8,767)	$71,009,678

Expenses:
Management fees	8,870,389
Distribution and service fees:
A Class	102,931
C Class	33,901
R Class	12,111
Trustees' fees and expenses	161,248
Other expenses	58,468
9,239,048
Fees waived - G Class	(4,724,466)
4,514,582

Net investment income (loss)	66,495,096

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(251,400,273)
Futures contract transactions	(27,340,239)
Swap agreement transactions	6,213,783
(272,526,729)

Change in net unrealized appreciation (depreciation) on:
Investments	(259,249,074)
Futures contracts	(5,267,461)
Swap agreements	(2,131,366)
(266,647,901)

Net realized and unrealized gain (loss)	(539,174,630)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(472,679,534)

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$66,495,096	$30,005,772
Net realized gain (loss)	(272,526,729)	(1,559,007)
Change in net unrealized appreciation (depreciation)	(266,647,901)	(97,708,759)
Net increase (decrease) in net assets resulting from operations	(472,679,534)	(69,261,994)

Distributions to Shareholders
From earnings:
Investor Class	(8,408,658)	(19,994,409)
I Class	(8,674,992)	(22,140,729)
Y Class	(2,031,739)	(3,770,269)
A Class	(876,750)	(2,209,990)
C Class	(46,251)	(143,761)
R Class	(45,496)	(121,811)
R5 Class	(68)	(4,048)
R6 Class	(1,665,280)	(3,599,101)
G Class	(43,204,459)	—
Decrease in net assets from distributions	(64,953,693)	(51,984,118)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,152,020,607	(3,286,059)

Net increase (decrease) in net assets	3,614,387,380	(124,532,171)

Net Assets
Beginning of period	1,873,271,458	1,997,803,629
End of period	$5,487,658,838	$1,873,271,458

See Notes to Financial Statements.
28

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 19, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

29

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

30

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 43% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

31

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $3,970,070,798, of which $3,271,714,959 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $4,288,891,015, of which $3,200,333,272 represented U.S. Treasury and Government Agency obligations.

32

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022(1)		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,170,252	$50,382,535	11,426,991	$125,195,206
Issued in reinvestment of distributions	858,912	8,301,519	1,800,254	19,754,459
Redeemed	(7,865,780)	(76,329,503)	(8,326,838)	(91,510,093)
	(1,836,616)	(17,645,449)	4,900,407	53,439,572
I Class
Sold	13,252,430	129,089,058	14,570,423	159,063,483
Issued in reinvestment of distributions	828,646	8,016,414	1,899,356	20,848,634
Redeemed	(19,270,396)	(187,861,688)	(22,875,783)	(250,953,580)
	(5,189,320)	(50,756,216)	(6,406,004)	(71,041,463)
Y Class
Sold	5,726,149	55,946,463	7,179,584	78,487,935
Issued in reinvestment of distributions	210,334	2,031,739	343,659	3,770,212
Redeemed	(4,273,044)	(40,999,470)	(4,258,146)	(47,086,529)
	1,663,439	16,978,732	3,265,097	35,171,618
A Class
Sold	432,624	4,200,786	1,238,479	13,584,288
Issued in reinvestment of distributions	83,879	810,942	188,492	2,069,402
Redeemed	(1,069,677)	(10,377,553)	(3,151,516)	(34,741,938)
	(553,174)	(5,365,825)	(1,724,545)	(19,088,248)
C Class
Sold	8,337	80,986	82,957	908,698
Issued in reinvestment of distributions	4,699	45,369	12,677	139,113
Redeemed	(135,338)	(1,325,212)	(300,522)	(3,277,754)
	(122,302)	(1,198,857)	(204,888)	(2,229,943)
R Class
Sold	47,846	466,909	112,147	1,228,216
Issued in reinvestment of distributions	4,676	45,168	10,988	120,635
Redeemed	(80,668)	(794,190)	(268,152)	(2,952,369)
	(28,146)	(282,113)	(145,017)	(1,603,518)
R5 Class
Sold	—	—	2,083	23,050
Issued in reinvestment of distributions	7	68	359	3,986
Redeemed	—	—	(59,266)	(666,793)
	7	68	(56,824)	(639,757)
R6 Class
Sold	3,753,065	36,427,665	3,343,389	36,649,917
Issued in reinvestment of distributions	169,738	1,639,999	321,582	3,531,647
Redeemed	(2,115,489)	(20,544,158)	(3,418,648)	(37,475,884)
	1,807,314	17,523,506	246,323	2,705,680
G Class			N/A
Sold	22,663,703	220,935,510
Issued in connection with reorganization (Note 10)	435,638,705	4,331,988,616
Issued in reinvestment of distributions	4,511,727	43,203,623
Redeemed	(42,061,202)	(403,360,988)
	420,752,933	4,192,766,761
Net increase (decrease)	416,494,135	$4,152,020,607	(125,451)	$(3,286,059)
(1)May 19, 2022 (commencement of sale) through September 30, 2022 for the G Class.
33

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,647,648,923	—
Corporate Bonds	—	1,349,252,063	—
U.S. Government Agency Mortgage-Backed Securities	—	1,095,157,890	—
Collateralized Loan Obligations	—	360,419,301	—
Asset-Backed Securities	—	331,076,288	—
Collateralized Mortgage Obligations	—	287,203,048	—
Municipal Securities	—	85,602,041	—
Commercial Mortgage-Backed Securities	—	80,816,529	—
U.S. Government Agency Securities	—	40,963,108	—
Sovereign Governments and Agencies	—	26,122,281	—
Bank Loan Obligations	—	8,113,612	—
Short-Term Investments	—	271,469,322	—
	—	$5,583,844,406	—
Other Financial Instruments
Futures Contracts	$155,929	—	—
Swap Agreements	—	$4,417,277	—
	$155,929	$4,417,277	—

Liabilities
Other Financial Instruments
Futures Contracts	$6,848,509	—	—

34

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $154,760,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $372,375,930 futures contracts purchased and $103,311,676 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $176,166,667.

35

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$315,318	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,640,147
		$315,318		$1,640,147
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30,  2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(700,456)	Change in net unrealized appreciation (depreciation) on swap agreements	$6,494,551
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(27,340,239)	Change in net unrealized appreciation (depreciation) on futures contracts	(5,267,461)
Other Contracts	Net realized gain (loss) on swap agreement transactions	6,914,239	Change in net unrealized appreciation (depreciation) on swap agreements	(8,625,917)
		$(21,126,456)		$(7,398,827)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

36

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,236,459,190
Gross tax appreciation of investments	$1,017,610
Gross tax depreciation of investments	(653,632,394)
Net tax appreciation (depreciation) of investments	$(652,614,784)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had post-October capital loss deferrals of $(22,512,558), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization

On December 16, 2021, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Diversified Bond Fund, one fund in a series issued by the trust, were transferred to Diversified Bond Fund in exchange for shares of Diversified Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Diversified Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 27, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 27, 2022, NT Diversified Bond Fund exchanged its shares for shares of Diversified Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Diversified Bond Fund – G Class	427,890,190	Diversified Bond Fund – G Class	435,638,705

The net assets of NT Diversified Bond Fund and Diversified Bond Fund immediately before the reorganization were $4,331,988,616 and $1,779,254,262, respectively. NT Diversified Bond Fund's unrealized depreciation of $(309,319,355) was combined with that of Diversified Bond Fund. Immediately after the reorganization, the combined net assets were $6,111,242,878.

Assuming the reorganization had been completed on April 1, 2022, the beginning of the annual reporting period, the pro forma results of operations for the period ended September 30, 2022 are as follows:

Net investment income (loss)	$85,913,640
Net realized and unrealized gain (loss)	(691,453,534)
Net increase (decrease) in net assets resulting from operations	$(605,539,894)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Diversified Bond Fund that have been included in the fund’s Statement of Operations since May 27, 2022.

37

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.28	0.12	(1.12)	(1.00)	(0.12)	—	—	(0.12)	$9.16	(9.83)%	0.60%(4)	0.60%(4)	2.53%(4)	2.53%(4)	85%	$656,004
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	—	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	—	(0.48)	$10.96	2.95%	0.60%	0.60%	1.42%	1.42%	238%	$750,959
2020	$10.61	0.26	0.50	0.76	(0.27)	—	—	(0.27)	$11.10	7.18%	0.60%	0.60%	2.40%	2.40%	82%	$1,302,958
2019	$10.54	0.29	0.03	0.32	(0.23)	—	(0.02)	(0.25)	$10.61	3.15%	0.60%	0.60%	2.80%	2.80%	184%	$1,646,934
2018	$10.68	0.23	(0.14)	0.09	(0.23)	—	—	(0.23)	$10.54	0.86%	0.60%	0.60%	2.19%	2.19%	179%	$2,742,374
I Class
2022(3)	$10.28	0.13	(1.11)	(0.98)	(0.13)	—	—	(0.13)	$9.17	(9.64)%	0.40%(4)	0.40%(4)	2.73%(4)	2.73%(4)	85%	$622,073
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	—	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.06%	0.40%	0.40%	1.62%	1.62%	238%	$871,066
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.39%	0.40%	0.40%	2.60%	2.60%	82%	$648,832
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.43%	0.40%	0.40%	3.00%	3.00%	184%	$993,543
2018	$10.68	0.25	(0.13)	0.12	(0.26)	—	—	(0.26)	$10.54	1.06%	0.40%	0.40%	2.39%	2.39%	179%	$2,296,395

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.29	0.13	(1.12)	(0.99)	(0.13)	—	—	(0.13)	$9.17	(9.71)%	0.37%(4)	0.37%(4)	2.76%(4)	2.76%(4)	85%	$141,654
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	—	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	—	(0.50)	$10.96	3.09%	0.37%	0.37%	1.65%	1.65%	238%	$115,357
2020	$10.62	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$11.11	7.42%	0.37%	0.37%	2.63%	2.63%	82%	$72,594
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.46%	0.37%	0.37%	3.03%	3.03%	184%	$152,412
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.84%	0.37%(4)	0.37%(4)	2.52%(4)	2.52%(4)	179%(6)	$603,691
A Class
2022(3)	$10.28	0.11	(1.13)	(1.02)	(0.10)	—	—	(0.10)	$9.16	(9.84)%	0.85%(4)	0.85%(4)	2.28%(4)	2.28%(4)	85%	$74,327
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	—	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	—	(0.45)	$10.96	2.69%	0.85%	0.85%	1.17%	1.17%	238%	$113,848
2020	$10.62	0.23	0.49	0.72	(0.24)	—	—	(0.24)	$11.10	6.81%	0.85%	0.85%	2.15%	2.15%	82%	$118,924
2019	$10.54	0.27	0.04	0.31	(0.21)	—	(0.02)	(0.23)	$10.62	3.02%	0.85%	0.85%	2.55%	2.55%	184%	$98,899
2018	$10.68	0.20	(0.13)	0.07	(0.21)	—	—	(0.21)	$10.54	0.61%	0.85%	0.85%	1.94%	1.94%	179%	$196,563

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$10.27	0.07	(1.12)	(1.05)	(0.07)	—	—	(0.07)	$9.15	(10.19)%	1.60%(4)	1.60%(4)	1.53%(4)	1.53%(4)	85%	$5,828
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	—	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	—	(0.36)	$10.95	1.93%	1.60%	1.60%	0.42%	0.42%	238%	$10,550
2020	$10.61	0.15	0.49	0.64	(0.16)	—	—	(0.16)	$11.09	6.02%	1.60%	1.60%	1.40%	1.40%	82%	$18,182
2019	$10.54	0.19	0.04	0.23	(0.14)	—	(0.02)	(0.16)	$10.61	2.24%	1.60%	1.60%	1.80%	1.80%	184%	$31,481
2018	$10.68	0.13	(0.14)	(0.01)	(0.13)	—	—	(0.13)	$10.54	(0.14)%	1.60%	1.60%	1.19%	1.19%	179%	$48,386
R Class
2022(3)	$10.28	0.10	(1.13)	(1.03)	(0.09)	—	—	(0.09)	$9.16	(10.05)%	1.10%(4)	1.10%(4)	2.03%(4)	2.03%(4)	85%	$4,496
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	—	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	—	(0.42)	$10.95	2.44%	1.10%	1.10%	0.92%	0.92%	238%	$7,274
2020	$10.61	0.21	0.49	0.70	(0.21)	—	—	(0.21)	$11.10	6.65%	1.10%	1.10%	1.90%	1.90%	82%	$7,211
2019	$10.54	0.24	0.04	0.28	(0.19)	—	(0.02)	(0.21)	$10.61	2.69%	1.10%	1.10%	2.30%	2.30%	184%	$8,748
2018	$10.68	0.18	(0.14)	0.04	(0.18)	—	—	(0.18)	$10.54	0.36%	1.10%	1.10%	1.69%	1.67%	179%	$11,186

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.28	0.13	(1.12)	(0.99)	(0.12)	—	—	(0.12)	$9.17	(9.66)%	0.40%(4)	0.40%(4)	2.73%(4)	2.73%(4)	85%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	—	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.15%	0.40%	0.40%	1.62%	1.62%	238%	$629
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.29%	0.40%	0.40%	2.60%	2.60%	82%	$615
2019	$10.54	0.32	0.03	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.45%	0.40%	0.40%	3.00%	3.00%	184%	$419
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.81%	0.40%(4)	0.40%(4)	2.46%(4)	2.46%(4)	179%(6)	$212
R6 Class
2022(3)	$10.29	0.13	(1.12)	(0.99)	(0.13)	—	—	(0.13)	$9.17	(9.70)%	0.35%(4)	0.35%(4)	2.78%(4)	2.78%(4)	85%	$125,956
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	—	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	—	(0.50)	$10.97	3.20%	0.35%	0.35%	1.67%	1.67%	238%	$128,121
2020	$10.63	0.29	0.48	0.77	(0.29)	—	—	(0.29)	$11.11	7.34%	0.35%	0.35%	2.65%	2.65%	82%	$143,473
2019	$10.54	0.32	0.05	0.37	(0.25)	—	(0.03)	(0.28)	$10.63	3.58%	0.35%	0.35%	3.05%	3.05%	184%	$301,853
2018	$10.68	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	$10.54	1.11%	0.35%	0.35%	2.44%	2.44%	179%	$290,390
G Class
2022(7)	$9.85	0.11	(0.68)	(0.57)	(0.11)	—	—	(0.11)	$9.17	(5.85)%	0.01%(4)	0.35%(4)	3.17%(4)	2.83%(4)	85%(8)	$3,857,316

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)May 19, 2022 (commencement of sale) through September 30, 2022 (unaudited).
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2022.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management
44

services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
45

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

46

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 2211

Semiannual Report

September 30, 2022

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)
G Class (ACHFX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.5%
Preferred Stocks	1.7%
Bank Loan Obligations	0.8%
Common Stocks	0.7%
Convertible Bonds	0.1%
Warrants	—*
Escrow Interests	—*
Rights	—*
Short-Term Investments	1.4%
Other Assets and Liabilities	1.8%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$887.30	$3.69	0.78%
I Class	$1,000	$888.70	$3.22	0.68%
Y Class	$1,000	$888.20	$2.75	0.58%
A Class	$1,000	$886.10	$4.87	1.03%
R5 Class	$1,000	$888.20	$2.75	0.58%
R6 Class	$1,000	$888.20	$2.51	0.53%
G Class	$1,000	$958.70	$0.00(2)	0.00%(3)
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%
G Class	$1,000	$1,025.07	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 135, the number of days in the period from May 19, 2022 (commencement of sale) through September 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses, which include trustees' fees and expenses, did not exceed 0.005%.

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 93.5%
Aerospace and Defense — 2.1%
Bombardier, Inc., 7.50%, 12/1/24(1)	$2,844,000	$2,829,182
Bombardier, Inc., 7.50%, 3/15/25(1)	2,156,000	2,099,470
Bombardier, Inc., 7.125%, 6/15/26(1)	1,700,000	1,561,595
Bombardier, Inc., 7.875%, 4/15/27(1)	5,100,000	4,703,373
Bombardier, Inc., 6.00%, 2/15/28(1)	825,000	691,486
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	845,384
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,850,000	1,810,623
Howmet Aerospace, Inc., 5.90%, 2/1/27	520,000	501,025
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	2,785,581
Rolls-Royce plc, 3.625%, 10/14/25(1)	250,000	214,920
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	725,000	686,176
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,500,000	1,415,422
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,075,000	778,477
TransDigm, Inc., 6.25%, 3/15/26(1)	350,000	340,092
TransDigm, Inc., 6.375%, 6/15/26	2,100,000	1,986,511
TransDigm, Inc., 7.50%, 3/15/27	2,448,000	2,333,434
TransDigm, Inc., 5.50%, 11/15/27	11,425,000	9,962,200
TransDigm, Inc., 4.625%, 1/15/29	2,600,000	2,099,539
TransDigm, Inc., 4.875%, 5/1/29	2,600,000	2,106,000
Triumph Group, Inc., 8.875%, 6/1/24(1)	524,000	518,207
Triumph Group, Inc., 6.25%, 9/15/24(1)	400,000	365,100
		40,633,797
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	1,375,000	1,186,584
Western Global Airlines LLC, 10.375%, 8/15/25(1)	1,450,000	1,302,651
		2,489,235
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	991,919
American Airlines, Inc., 11.75%, 7/15/25(1)	2,750,000	2,876,280
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,275,000	1,199,565
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	2,300,000	2,010,832
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	683,438
Delta Air Lines, Inc., 4.375%, 4/19/28	400,000	337,964
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	1,100,000	1,068,381
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	93,272
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	2,000,000	1,766,990
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	654,890	632,701
United Airlines, Inc., 4.375%, 4/15/26(1)	825,000	737,748
United Airlines, Inc., 4.625%, 4/15/29(1)	1,775,000	1,473,197
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	475,000	27,906
		13,900,193
Auto Components — 1.2%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	1,025,000	904,279

	Principal Amount/Shares	Value
Clarios Global LP, 6.75%, 5/15/25(1)	$918,000	$899,906
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	350,000	334,880
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	900,000	934,602
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,300,000	1,147,876
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,300,000	2,383,600
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	1,410,000	1,465,194
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	1,075,000	997,577
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,500,000	2,863,437
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	321,419
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	2,944,502
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	742,572
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	776,039
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,590,744
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,381,173
Tenneco, Inc., 5.00%, 7/15/26	375,000	365,096
Tenneco, Inc., 7.875%, 1/15/29(1)	2,825,000	2,764,623
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	735,104
		23,552,623
Automobiles — 2.4%
Ford Motor Co., 3.25%, 2/12/32	3,075,000	2,220,319
Ford Motor Co., 6.10%, 8/19/32	1,275,000	1,126,208
Ford Motor Co., 4.75%, 1/15/43	3,284,000	2,184,008
Ford Motor Co., 5.29%, 12/8/46	8,075,000	5,710,357
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	1,250,000	1,210,894
Ford Motor Credit Co. LLC, 3.81%, 1/9/24	500,000	484,428
Ford Motor Credit Co. LLC, 5.58%, 3/18/24	1,300,000	1,276,281
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,400,000	1,301,069
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	3,150,000	2,977,459
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	1,200,000	1,090,734
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,500,000	1,327,420
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,070,179
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,162,896
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	701,088
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	673,152
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	400,000	314,958
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	9,750,000	8,482,646
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,400,000	1,877,352
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,700,000	1,265,446
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	2,400,000	2,127,419
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,267,785
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	977,214
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,144,325
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,068,966
Thor Industries, Inc., 4.00%, 10/15/29(1)	925,000	696,340
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	2,200,000	2,040,632
		45,779,575
Banks — 0.1%
Barclays Bank PLC, 7.625%, 11/21/22	215,000	215,017
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,500,000	1,117,090
		1,332,107
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,975,000	1,609,409

	Principal Amount/Shares	Value
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	$2,100,000	$1,609,283
		3,218,692
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	1,125,000	871,492
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	414,540
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	675,000	655,580
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,727,918
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,450,000	1,234,653
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,250,000	4,038,825
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,100,000	2,760,981
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	489,951
Griffon Corp., 5.75%, 3/1/28	3,350,000	2,885,439
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	1,025,000	965,668
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	750,000	608,906
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	575,175
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,400,000	1,174,264
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,625,000	1,336,020
Standard Industries, Inc., 4.375%, 7/15/30(1)	1,550,000	1,189,486
		20,057,406
Capital Markets — 2.1%
AG Issuer LLC, 6.25%, 3/1/28(1)	3,375,000	2,924,397
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	329,406
Coinbase Global, Inc., 3.375%, 10/1/28(1)	925,000	580,428
Coinbase Global, Inc., 3.625%, 10/1/31(1)	2,625,000	1,460,789
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,395,354
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	754,279
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	6,204,000	5,814,110
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,575,000	1,494,650
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	4,800,000	4,492,896
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	5,567,000	4,886,462
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	1,525,000	1,231,285
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,800,000	1,576,899
Iliad Holding SASU, 7.00%, 10/15/28(1)	1,000,000	858,360
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	1,825,000	1,572,064
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,600,000	2,793,100
MSCI, Inc., 4.00%, 11/15/29(1)	4,325,000	3,744,369
MSCI, Inc., 3.625%, 11/1/31(1)	2,050,000	1,647,399
NFP Corp., 4.875%, 8/15/28(1)	775,000	662,346
NFP Corp., 6.875%, 8/15/28(1)	2,700,000	2,110,469
NFP Corp., 7.50%, 10/1/30(1)	525,000	498,851
		40,827,913
Chemicals — 2.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	154,049
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	248,237
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,231,937
Avient Corp., 7.125%, 8/1/30(1)	1,350,000	1,249,040

	Principal Amount/Shares	Value
Chemours Co., 5.375%, 5/15/27	$400,000	$349,142
Chemours Co., 4.625%, 11/15/29(1)	400,000	297,996
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	750,000	637,297
Diamond BC BV, 4.625%, 10/1/29(1)	550,000	383,790
FXI Holdings, Inc., 7.875%, 11/1/24(1)	839,000	663,674
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,645,000	1,305,719
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,124,550
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	436,766
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,375,000	1,325,191
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,482,192
LSB Industries, Inc., 6.25%, 10/15/28(1)	1,025,000	881,182
Methanex Corp., 5.125%, 10/15/27	750,000	631,271
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	938,032
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	89,727
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,600,000	1,363,480
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	725,000	567,320
OCI NV, 4.625%, 10/15/25(1)	628,000	584,032
Olin Corp., 5.625%, 8/1/29	3,150,000	2,802,067
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	1,725,000	1,185,023
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	952,071
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	1,986,468
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,425,000	1,867,527
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,650,000	1,276,704
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,975,000	2,100,930
SPCM SA, 3.125%, 3/15/27(1)	1,275,000	1,098,291
TPC Group, Inc., 10.50%, 8/1/24(1)(2)(3)	550,000	297,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,816,000	2,284,100
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,923,756
Tronox, Inc., 4.625%, 3/15/29(1)	3,050,000	2,263,420
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,575,000	1,355,886
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	3,400,000	2,558,500
		39,896,367
Commercial Services and Supplies — 1.7%
ADT Security Corp., 4.125%, 8/1/29(1)	2,125,000	1,768,255
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	687,172
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	3,075,000	2,746,190
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,225,000	3,478,551
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	2,200,000	1,698,543
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,300,000	983,392
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	2,872,000	1,859,559
APi Group, Inc., 4.75%, 10/15/29(1)	1,000,000	829,837
APX Group, Inc., 5.75%, 7/15/29(1)	575,000	455,826
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	943,110
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	515,892
Garda World Security Corp., 6.00%, 6/1/29(1)	3,600,000	2,646,514

	Principal Amount/Shares	Value
GEO Group, Inc., 6.00%, 4/15/26	$125,000	$102,490
IAA, Inc., 5.50%, 6/15/27(1)	1,475,000	1,347,833
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	379,000	366,283
Madison IAQ LLC, 4.125%, 6/30/28(1)	900,000	724,211
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	785,565
Matthews International Corp., 5.25%, 12/1/25(1)	1,000,000	907,985
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	3,275,000	2,559,134
Nielsen Co. Luxembourg Sarl, 5.00%, 2/1/25(1)	350,000	343,643
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	2,074,000	2,062,982
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	675,000	673,718
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	425,000	410,692
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	1,825,000	1,537,179
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	491,620
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	800,000	662,380
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,100,000	1,015,426
		32,603,982
Communications Equipment — 0.6%
Ciena Corp., 4.00%, 1/31/30(1)	1,450,000	1,212,759
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,511,000	2,234,614
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	404,639
CommScope, Inc., 6.00%, 3/1/26(1)	2,350,000	2,167,405
CommScope, Inc., 8.25%, 3/1/27(1)	725,000	600,104
CommScope, Inc., 7.125%, 7/1/28(1)	1,275,000	986,978
CommScope, Inc., 4.75%, 9/1/29(1)	825,000	674,479
Nokia of America Corp., 6.45%, 3/15/29	3,631,000	3,359,274
		11,640,252
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	925,000	669,584
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,227,149
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	2,050,000	1,698,507
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,240,282
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,639,398
		7,474,920
Construction Materials — 0.6%
Cemex SAB de CV, 5.45%, 11/19/29(1)	3,400,000	3,044,938
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,200,000	1,038,024
Cemex SAB de CV, 3.875%, 7/11/31(1)	2,400,000	1,894,544
Cemex SAB de CV, VRN, 5.125%(1)(4)	1,425,000	1,143,562
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	3,225,000	2,627,633
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	839,872
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,520,148
		12,108,721
Consumer Finance — 2.1%
Acuris Finance US, Inc./Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	902,092
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,364,033
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	835,151
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	6,204,489	4,679,301

	Principal Amount/Shares	Value
LFS Topco LLC, 5.875%, 10/15/26(1)	$775,000	$617,607
Navient Corp., 5.50%, 1/25/23	280,000	278,788
Navient Corp., 7.25%, 9/25/23	165,000	164,583
Navient Corp., 6.125%, 3/25/24	2,160,000	2,106,346
Navient Corp., 5.875%, 10/25/24	4,730,000	4,487,962
Navient Corp., 6.75%, 6/25/25	4,575,000	4,289,406
Navient Corp., 6.75%, 6/15/26	2,575,000	2,340,726
Navient Corp., 5.00%, 3/15/27	300,000	245,780
Navient Corp., 5.50%, 3/15/29	4,700,000	3,579,085
OneMain Finance Corp., 8.25%, 10/1/23	325,000	329,088
OneMain Finance Corp., 6.125%, 3/15/24	712,000	686,916
OneMain Finance Corp., 6.875%, 3/15/25	1,342,000	1,263,500
OneMain Finance Corp., 7.125%, 3/15/26	4,100,000	3,702,123
OneMain Finance Corp., 6.625%, 1/15/28	1,765,000	1,518,456
OneMain Finance Corp., 5.375%, 11/15/29	750,000	582,469
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	721,170
SLM Corp., 3.125%, 11/2/26	2,700,000	2,238,840
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,509,661
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(1)	1,400,000	1,147,965
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	1,308,088
		40,899,136
Containers and Packaging — 1.2%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,352,586	2,989,051
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	1,000,000	944,054
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,500,000	941,797
Ball Corp., 4.875%, 3/15/26	1,000,000	950,025
Ball Corp., 3.125%, 9/15/31	750,000	566,948
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	205,202
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	653,237
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	747,478
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,316,353
LABL, Inc., 5.875%, 11/1/28(1)	600,000	487,065
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,093,111
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	990,000	942,025
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	425,000	374,461
OI European Group BV, 4.75%, 2/15/30(1)	2,675,000	2,132,951
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	217,000	214,505
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	500,000	461,790
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	325,000	306,119
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	856,000	777,342
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,400,145
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,608,903
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	1,000,000	922,734
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	500,000	432,630
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,734,843
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,800,000	1,612,241
		23,815,010

	Principal Amount/Shares	Value
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$600,000	$525,714
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,900,000	2,518,222
Performance Food Group, Inc., 5.50%, 10/15/27(1)	850,000	774,520
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,700,000	1,418,769
Resideo Funding, Inc., 4.00%, 9/1/29(1)	825,000	666,625
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	2,725,000	2,430,891
		8,334,741
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,563,417
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,446,877
Graham Holdings Co., 5.75%, 6/1/26(1)	1,275,000	1,238,146
Service Corp. International, 5.125%, 6/1/29	500,000	455,093
Service Corp. International, 3.375%, 8/15/30	800,000	626,836
Service Corp. International, 4.00%, 5/15/31	3,075,000	2,477,973
Sotheby's, 7.375%, 10/15/27(1)	1,200,000	1,103,724
		8,912,066
Diversified Financial Services — 0.7%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	1,000,000	878,119
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	800,000	591,588
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,004,000	1,680,063
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,537,255
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,027,332
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	767,270
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	600,000	496,128
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,487,195
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,033,274
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	1,475,000	1,414,178
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	750,000	672,736
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	650,000	522,090
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,304,620
		13,411,848
Diversified Telecommunication Services — 2.8%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,550,000	3,574,232
Altice France Holding SA, 6.00%, 2/15/28(1)	4,950,000	3,150,316
Altice France SA, 8.125%, 2/1/27(1)	4,325,000	3,875,178
Altice France SA, 5.50%, 1/15/28(1)	1,850,000	1,467,873
Altice France SA, 5.125%, 1/15/29(1)	1,950,000	1,442,376
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,391,352
Altice France SA, 5.50%, 10/15/29(1)	3,600,000	2,717,654
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	800,000	670,097
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	641,004
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	1,977,573
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,357,633
Embarq Corp., 8.00%, 6/1/36	3,740,000	1,878,378
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	425,000	381,867
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	1,150,000	988,851
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	682,518
Frontier Communications Holdings LLC, 5.875%, 11/1/29	760,398	605,292

	Principal Amount/Shares	Value
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	$875,000	$689,238
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	1,113,576
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,025,000	850,791
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,900,000	3,050,892
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,300,000	1,690,051
Lumen Technologies, Inc., 6.75%, 12/1/23	1,075,000	1,096,678
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	1,750,000	1,508,351
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	2,375,000	1,672,154
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,450,000	1,080,944
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	725,000	632,392
Sprint Capital Corp., 6.875%, 11/15/28	1,250,000	1,286,594
Sprint Capital Corp., 8.75%, 3/15/32	3,550,000	4,121,994
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,423,044
Telecom Italia Capital SA, 6.00%, 9/30/34	3,577,000	2,671,429
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	255,447
Telecom Italia SpA, 5.30%, 5/30/24(1)	375,000	354,692
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,127,647
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	235,781
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	297,544
		53,961,433
Electric Utilities — 1.0%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,750,000	1,688,566
FirstEnergy Corp., 5.35%, 7/15/47	540,000	456,859
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	900,000	726,480
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	54,705
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	2,475,000	2,257,373
NRG Energy, Inc., 6.625%, 1/15/27	196,000	192,409
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	547,472
NRG Energy, Inc., 3.625%, 2/15/31(1)	960,000	750,864
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	860,420
Pacific Gas & Electric Co., 4.55%, 7/1/30	800,000	686,482
PG&E Corp., 5.00%, 7/1/28	3,150,000	2,716,470
Talen Energy Supply LLC, 6.50%, 6/1/25(2)(3)	175,000	140,743
Talen Energy Supply LLC, 7.25%, 5/15/27(1)(2)(3)	75,000	76,858
Talen Energy Supply LLC, 6.625%, 1/15/28(1)(2)(3)	1,192,000	1,208,527
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	2,555,000	2,373,199
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	1,200,000	1,125,942
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	2,950,000	2,671,181
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	400,000	333,596
		18,868,146
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,375,000	1,349,681
Electronic Equipment, Instruments and Components — 0.9%
Coherent Corp., 5.00%, 12/15/29(1)	1,150,000	954,063
Imola Merger Corp., 4.75%, 5/15/29(1)	9,150,000	7,741,083
Likewize Corp., 9.75%, 10/15/25(1)	975,000	904,117
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,075,000	3,381,005
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,125,360
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	750,000	592,365
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	1,957,945
		16,655,938

	Principal Amount/Shares	Value
Energy Equipment and Services — 2.0%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$875,000	$785,221
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,378,808
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	275,000	21,635
Bristow Group, Inc., 6.875%, 3/1/28(1)	2,800,000	2,478,686
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,125,000	998,948
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,790,000	1,814,290
Global Marine, Inc., 7.00%, 6/1/28	25,000	13,374
Nabors Industries Ltd., 7.25%, 1/15/26(1)	550,000	479,630
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,391,000
Nabors Industries, Inc., 5.75%, 2/1/25	3,425,000	3,105,693
Nabors Industries, Inc., 7.375%, 5/15/27(1)	1,550,000	1,433,750
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,500,000	1,142,991
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)	25,850	28,616
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,375,000	1,291,648
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	1,858,059
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	1,525,000	1,482,208
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	2,150,000	1,724,622
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(1)	1,300,000	1,284,090
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,669,093	1,575,780
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	721,875	661,912
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	952,866	929,030
Transocean, Inc., 7.25%, 11/1/25(1)	2,275,000	1,745,494
Transocean, Inc., 11.50%, 1/30/27(1)	2,598,000	2,407,943
Transocean, Inc., 8.00%, 2/1/27(1)	2,500,000	1,742,275
Transocean, Inc., 7.50%, 4/15/31	925,000	482,813
Transocean, Inc., 9.35%, 12/15/41	400,000	208,051
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,382,363
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	751,121
Weatherford International Ltd., 11.00%, 12/1/24(1)	307,000	312,824
Weatherford International Ltd., 8.625%, 4/30/30(1)	3,575,000	3,121,507
		39,034,382
Entertainment — 1.0%
Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	1,050,000	521,671
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	218,438
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	8,970,980	6,137,451
Cinemark USA, Inc., 5.875%, 3/15/26(1)	1,800,000	1,507,107
Cinemark USA, Inc., 5.25%, 7/15/28(1)	3,900,000	3,006,100
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	3,025,000	2,889,934
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	500,000	435,115
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,025,000	871,250
Netflix, Inc., 6.375%, 5/15/29	750,000	746,321
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,425,000	1,942,607
		18,275,994
Equity Real Estate Investment Trusts (REITs) — 2.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	600,000	492,954

	Principal Amount/Shares	Value
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	$675,000	$556,568
Diversified Healthcare Trust, 9.75%, 6/15/25	913,000	827,799
Diversified Healthcare Trust, 4.375%, 3/1/31	2,675,000	1,736,369
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	1,350,000	1,085,042
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	346,406
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	848,606
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	4,500,000	3,489,696
Iron Mountain, Inc., 5.25%, 3/15/28(1)	1,400,000	1,229,991
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	560,326
Iron Mountain, Inc., 5.25%, 7/15/30(1)	3,825,000	3,173,449
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,875,000	2,227,866
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	140,235
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	925,000	800,902
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	1,100,000	886,639
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	506,307
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	2,275,000	2,263,853
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	750,000	643,511
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,420,230
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	997,123
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,225,000	1,903,321
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,750,000	2,160,320
Service Properties Trust, 4.35%, 10/1/24	3,500,000	3,103,152
Service Properties Trust, 7.50%, 9/15/25	725,000	678,781
Service Properties Trust, 5.25%, 2/15/26	2,175,000	1,735,965
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,398,471
Service Properties Trust, 4.95%, 2/15/27	650,000	483,501
Service Properties Trust, 5.50%, 12/15/27	1,150,000	935,547
Service Properties Trust, 3.95%, 1/15/28	250,000	170,455
Service Properties Trust, 4.95%, 10/1/29	1,650,000	1,133,187
Service Properties Trust, 4.375%, 2/15/30	625,000	411,314
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	1,300,000	1,270,750
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	509,464
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,406,368
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	789,992
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	462,798
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/25(1)	955,000	899,904
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,783,000	1,611,652
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,825,000	1,602,222
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,587,294
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	525,000	439,548
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,274,484
XHR LP, 4.875%, 6/1/29(1)	1,075,000	888,509
		51,090,871

	Principal Amount/Shares	Value
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	$775,000	$681,757
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	579,267
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,083,238
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	650,000	600,977
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	575,000	487,243
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,550,000	2,085,898
Rite Aid Corp., 7.50%, 7/1/25(1)	721,000	550,170
Rite Aid Corp., 8.00%, 11/15/26(1)	312,000	221,551
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,850,000	2,629,747
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	572,922
		10,492,770
Food Products — 1.0%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	875,241
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,039,041
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	550,000	524,683
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,300,000	2,088,170
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	303,832
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,700,000	1,573,333
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,450,000	1,229,477
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,200,680
Post Holdings, Inc., 5.75%, 3/1/27(1)	857,000	818,975
Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,006,027
Post Holdings, Inc., 5.50%, 12/15/29(1)	2,400,000	2,078,453
Post Holdings, Inc., 4.50%, 9/15/31(1)	1,200,000	968,490
Sigma Holdco BV, 7.875%, 5/15/26(1)	800,000	517,544
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,825,000	2,315,822
US Foods, Inc., 6.25%, 4/15/25(1)	575,000	565,766
US Foods, Inc., 4.75%, 2/15/29(1)	3,250,000	2,788,825
		19,894,359
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	581,231
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,645,000	1,481,027
		2,062,258
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,075,000	2,743,361
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,975,000	2,422,141
Medline Borrower LP, 3.875%, 4/1/29(1)	3,525,000	2,831,791
Medline Borrower LP, 5.25%, 10/1/29(1)	5,200,000	3,936,036
		11,933,329
Health Care Providers and Services — 4.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,644,840
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	976,253
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	855,619

	Principal Amount/Shares	Value
Air Methods Corp., 8.00%, 5/15/25(1)	$2,700,000	$1,360,155
Centene Corp., 4.25%, 12/15/27	3,950,000	3,621,459
Centene Corp., 2.45%, 7/15/28	1,075,000	877,049
Centene Corp., 4.625%, 12/15/29	3,003,000	2,705,538
Centene Corp., 3.375%, 2/15/30	1,525,000	1,250,004
Centene Corp., 3.00%, 10/15/30	8,500,000	6,749,595
Centene Corp., 2.50%, 3/1/31	350,000	264,569
Centene Corp., 2.625%, 8/1/31	2,312,000	1,747,244
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	3,225,000	2,797,550
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,400,000	1,079,708
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,042,000	2,413,721
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	1,971,000	905,743
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,419,200
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,775,000	1,831,790
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,350,187
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,453,000	1,652,942
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	3,375,000	2,357,522
DaVita, Inc., 4.625%, 6/1/30(1)	8,175,000	6,345,476
DaVita, Inc., 3.75%, 2/15/31(1)	1,500,000	1,072,267
Encompass Health Corp., 4.75%, 2/1/30	1,790,000	1,475,427
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,925,000	620,466
HCA, Inc., 5.375%, 2/1/25	1,250,000	1,236,526
HCA, Inc., 7.69%, 6/15/25	1,020,000	1,057,467
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,304,509
HCA, Inc., 5.375%, 9/1/26	300,000	291,039
HCA, Inc., 3.50%, 9/1/30	750,000	620,921
HealthEquity, Inc., 4.50%, 10/1/29(1)	1,025,000	867,140
IQVIA, Inc., 5.00%, 5/15/27(1)	575,000	537,404
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	1,175,000	1,113,171
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	175,000	144,836
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	961,320
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,000,000	814,475
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	3,128,000	2,829,651
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,250,000	1,050,831
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,015,490
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	1,926,521
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,100,000	970,750
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(1)	325,000	269,782
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,810,107
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,150,000	951,901
Select Medical Corp., 6.25%, 8/15/26(1)	1,900,000	1,790,085
Tenet Healthcare Corp., 4.625%, 7/15/24	175,000	169,417
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	1,650,000	1,598,586
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	3,050,000	2,838,315
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	3,725,000	3,350,218
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	504,000	441,054
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	10,550,000	9,259,775
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	2,525,000	2,094,349
Tenet Healthcare Corp., 4.375%, 1/15/30(1)	1,150,000	962,389
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	3,425,000	3,146,291
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	311,672
		95,110,316

	Principal Amount/Shares	Value
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	$5,000,000	$3,962,250
Hotels, Restaurants and Leisure — 10.6%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,300,000	1,128,211
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	7,625,000	6,022,835
Affinity Gaming, 6.875%, 12/15/27(1)	1,850,000	1,511,700
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	783,966
Aramark Services, Inc., 6.375%, 5/1/25(1)	2,225,000	2,183,782
Aramark Services, Inc., 5.00%, 2/1/28(1)	1,350,000	1,205,280
Boyd Gaming Corp., 4.75%, 6/15/31(1)	1,900,000	1,541,432
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,900,000	1,594,403
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	1,025,000	989,556
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,800,000	1,723,338
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	7,975,000	6,113,137
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	1,775,000	1,715,005
Carnival Corp., 10.50%, 2/1/26(1)	2,675,000	2,650,805
Carnival Corp., 7.625%, 3/1/26(1)	7,500,000	5,711,362
Carnival Corp., 5.75%, 3/1/27(1)	30,550,000	21,469,776
Carnival Corp., 6.65%, 1/15/28	1,375,000	920,391
Carnival Corp., 6.00%, 5/1/29(1)	11,375,000	7,487,992
Carnival Corp., 10.50%, 6/1/30(1)	6,325,000	5,071,005
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,525,000	1,020,896
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	2,325,000	2,034,166
CEC Entertainment LLC, 6.75%, 5/1/26(1)	775,000	698,557
Cedar Fair LP, 5.25%, 7/15/29	725,000	623,486
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	900,000	866,984
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	2,000,000	1,853,820
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,625,000	2,431,852
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	585,014
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,178,884
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	760,178
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	1,200,000	994,920
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,075,000	1,580,901
Full House Resorts, Inc., 8.25%, 2/15/28(1)	3,000,000	2,704,320
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,525,000	4,467,759
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,799,061
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	1,525,000	1,494,275
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,200,000	2,061,884
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	496,734
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	1,250,000	1,090,144
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	3,275,000	2,652,586
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,900,000	4,528,537
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,600,000	2,910,870
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,256,071
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	600,000	551,805

	Principal Amount/Shares	Value
International Game Technology PLC, 4.125%, 4/15/26(1)	$3,550,000	$3,249,191
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,392,888
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,635,039
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	721,169
Life Time, Inc., 5.75%, 1/15/26(1)	4,875,000	4,443,416
Life Time, Inc., 8.00%, 4/15/26(1)	9,025,000	7,726,438
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	440,895
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	425,000	396,410
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	878,990
MGM Resorts International, 6.00%, 3/15/23	3,475,000	3,480,456
MGM Resorts International, 6.75%, 5/1/25	1,350,000	1,331,458
MGM Resorts International, 5.75%, 6/15/25	825,000	789,253
MGM Resorts International, 5.50%, 4/15/27	1,064,000	957,988
MGM Resorts International, 4.75%, 10/15/28	850,000	713,331
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,700,000	1,403,010
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,835,000	1,875,948
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	2,375,000	1,985,654
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,075,000	1,760,005
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	697,000	693,989
NCL Corp. Ltd., 3.625%, 12/15/24(1)	750,000	631,557
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,400,000	4,878,720
NCL Corp. Ltd., 7.75%, 2/15/29(1)	900,000	680,355
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,109,138
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,125,000	2,396,125
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,654,284
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,335,722
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	383,000	407,523
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,150,000	847,567
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,340,990
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	4,450,000	3,279,516
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	700,000	549,673
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,970,000	1,284,420
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,250,000	2,284,165
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)(8)	800,000	780,024
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)(8)	1,025,000	1,011,552
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	230,630
Scientific Games International, Inc., 7.00%, 5/15/28(1)	4,175,000	3,944,957
Scientific Games International, Inc., 7.25%, 11/15/29(1)	1,250,000	1,165,000
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,375,000	2,810,362
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	2,975,000	2,639,792
Station Casinos LLC, 4.625%, 12/1/31(1)	550,000	416,218
Studio City Finance Ltd., 6.00%, 7/15/25(1)	1,400,000	782,959
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	390,069
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,188,569
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,298,312
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	475,229
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,564,884
Viking Cruises Ltd., 13.00%, 5/15/25(1)	900,000	933,610

	Principal Amount/Shares	Value
Viking Cruises Ltd., 5.875%, 9/15/27(1)	$2,600,000	$1,987,999
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,050,000	785,630
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	975,000	759,949
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,800,000	1,467,774
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,075,000	1,008,006
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,225,000	1,080,915
Wynn Macau Ltd., 5.625%, 8/26/28(1)	400,000	267,224
Wynn Macau Ltd., 5.125%, 12/15/29(1)	650,000	423,859
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	2,778,240
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,288,351
		205,503,077
Household Durables — 2.3%
Adams Homes, Inc., 7.50%, 2/15/25(1)	1,225,000	1,012,861
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,280,858
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	509,633
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,220,846
Beazer Homes USA, Inc., 6.75%, 3/15/25	1,102,000	1,024,111
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	329,080
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	1,977,925
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,408,802
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	875,000	649,486
Century Communities, Inc., 6.75%, 6/1/27	1,475,000	1,380,541
Century Communities, Inc., 3.875%, 8/15/29(1)	1,000,000	768,750
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,121,769
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,306,587
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	16,250
KB Home, 7.625%, 5/15/23	250,000	250,108
KB Home, 6.875%, 6/15/27	1,300,000	1,234,840
KB Home, 7.25%, 7/15/30	800,000	727,000
KB Home, 4.00%, 6/15/31	1,775,000	1,307,039
LGI Homes, Inc., 4.00%, 7/15/29(1)	800,000	593,856
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,071,420
Meritage Homes Corp., 6.00%, 6/1/25	2,575,000	2,501,436
Newell Brands, Inc., 4.45%, 4/1/26	5,075,000	4,676,308
Newell Brands, Inc., 6.375%, 9/15/27	1,000,000	992,650
Newell Brands, Inc., 6.625%, 9/15/29	1,000,000	980,120
Newell Brands, Inc., 5.625%, 4/1/36	3,000,000	2,477,785
Newell Brands, Inc., 5.75%, 4/1/46	925,000	725,052
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	729,000	715,288
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	1,400,000	1,142,449
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	2,625,000	2,047,670
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,850,000	1,576,699
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	594,465
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,077,730
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	217,185
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	789,921

	Principal Amount/Shares	Value
TopBuild Corp., 4.125%, 2/15/32(1)	$1,075,000	$820,802
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,280,000	1,256,403
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	606,886
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	511,749
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	1,325,000	1,161,786
		44,064,146
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	379,079
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,024,822
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	645,018
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	525,000	461,357
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	690,314
Spectrum Brands, Inc., 5.75%, 7/15/25	79,000	74,768
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	500,000	392,126
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	717,869
		4,385,353
Independent Power and Renewable Electricity Producers — 0.6%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	800,000	675,852
Calpine Corp., 4.50%, 2/15/28(1)	2,800,000	2,472,904
Calpine Corp., 5.125%, 3/15/28(1)	1,725,000	1,485,124
Calpine Corp., 4.625%, 2/1/29(1)	1,550,000	1,266,048
Calpine Corp., 5.00%, 2/1/31(1)	1,000,000	796,007
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,825,000	1,627,746
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	660,433
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	705,908
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,325,000	1,127,502
		10,817,524
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,600,000	3,295,980
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	800,000	770,932
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,318,671
AssuredPartners, Inc., 7.00%, 8/15/25(1)	625,000	578,337
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	700,641
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	1,200,000	947,490
Genworth Holdings, Inc., VRN, 4.91%, 11/15/66	450,000	243,000
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	523,109
MBIA Insurance Corp., VRN, 13.77%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	15,000
Ryan Specialty Group LLC, 4.375%, 2/1/30(1)	625,000	530,867
		9,924,027
Interactive Media and Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	684,412
Twitter, Inc., 3.875%, 12/15/27(1)	750,000	704,903
Twitter, Inc., 5.00%, 3/1/30(1)	2,700,000	2,593,093
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	693,081
		4,675,489
Internet and Direct Marketing Retail — 0.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,536,822

	Principal Amount/Shares	Value
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	$1,275,000	$1,045,902
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,375,000	1,229,353
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	481,731
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	370,190
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	1,189,078
QVC, Inc., 4.75%, 2/15/27	1,050,000	789,478
		7,642,554
IT Services — 0.5%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	1,075,000	1,017,034
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	894,746
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(1)	1,175,000	782,384
Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	2,741,000	808,595
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,925,000	1,704,645
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	1,857,032
Twilio, Inc., 3.875%, 3/15/31	1,050,000	826,426
Vericast Corp., 11.00%, 9/15/26(1)	2,048,750	2,020,580
		9,911,442
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,075,000	1,433,306
Mattel, Inc., 3.375%, 4/1/26(1)	1,100,000	983,073
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	407,879
Mattel, Inc., 6.20%, 10/1/40	200,000	189,187
Mattel, Inc., 5.45%, 11/1/41	575,000	483,504
		3,496,949
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	654,701
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	403,852
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	1,200,000	1,058,276
		2,116,829
Machinery — 0.7%
Granite US Holdings Corp., 11.00%, 10/1/27(1)	300,000	283,363
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)	1,175,000	1,108,160
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	825,000	720,897
Manitowoc Co., Inc., 9.00%, 4/1/26(1)	475,000	432,908
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	442,748
Terex Corp., 5.00%, 5/15/29(1)	3,200,000	2,752,803
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/26(1)	2,550,000	2,018,558
Titan International, Inc., 7.00%, 4/30/28	1,225,000	1,113,991
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	199,802
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,000,000	852,605
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	3,100,000	2,647,462
		12,573,297
Marine — 0.1%
Seaspan Corp., 5.50%, 8/1/29(1)	3,550,000	2,742,237
Media — 8.4%
Altice Financing SA, 5.00%, 1/15/28(1)	3,000,000	2,317,320
AMC Networks, Inc., 4.25%, 2/15/29	2,125,000	1,576,039
Audacy Capital Corp., 6.75%, 3/31/29(1)	1,175,000	285,298
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	331,581
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	67,811

	Principal Amount/Shares	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	$1,975,000	$1,706,331
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	263,250
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,575,000	4,208,725
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,950,000	3,214,154
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	277,657
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,650,000	3,574,641
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	12,525,000	9,774,823
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	10,925,000	8,351,725
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	5,336,064
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	3,572,672
Clear Channel International BV, 6.625%, 8/1/25(1)	2,000,000	1,860,777
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,000,000	3,385,509
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,400,000	1,816,092
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,200,000	871,902
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	817,280
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,388,865
CSC Holdings LLC, 5.75%, 1/15/30(1)	4,029,000	2,871,065
CSC Holdings LLC, 4.625%, 12/1/30(1)	3,375,000	2,301,159
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,600,000	3,462,880
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,650,000	1,755,375
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,950,000	791,185
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,960,000	144,550
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	7,725,000	6,677,297
DISH DBS Corp., 5.875%, 11/15/24	625,000	558,697
DISH DBS Corp., 5.25%, 12/1/26(1)	3,850,000	3,161,319
DISH DBS Corp., 7.375%, 7/1/28	2,650,000	1,787,706
DISH DBS Corp., 5.75%, 12/1/28(1)	3,025,000	2,291,785
DISH DBS Corp., 5.125%, 6/1/29	2,225,000	1,310,748
GCI LLC, 4.75%, 10/15/28(1)	1,800,000	1,498,086
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,675,000	2,104,048
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	69,292
Gray Television, Inc., 7.00%, 5/15/27(1)	1,175,000	1,107,802
Gray Television, Inc., 4.75%, 10/15/30(1)	4,135,000	3,105,044
iHeartCommunications, Inc., 6.375%, 5/1/26	976,342	907,632
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,125,000	1,819,582
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	924,000	771,346
Lamar Media Corp., 3.75%, 2/15/28	950,000	831,155
Lamar Media Corp., 4.00%, 2/15/30	1,325,000	1,113,000
Lamar Media Corp., 3.625%, 1/15/31	200,000	157,585
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,080,000	897,885
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,875,000	1,541,813
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,672,717

	Principal Amount/Shares	Value
News Corp., 3.875%, 5/15/29(1)	$3,725,000	$3,169,770
News Corp., 5.125%, 2/15/32(1)	2,775,000	2,440,626
Nexstar Media, Inc., 5.625%, 7/15/27(1)	2,025,000	1,865,789
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,100,000	1,789,221
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,450,000	3,892,838
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,675,000	2,104,797
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,300,000	1,014,661
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	159,720
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	474,218
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	1,025,000	893,713
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,347,162
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,525,000	1,099,364
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,200,000	1,659,020
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	3,100,000	2,726,450
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,850,000	1,701,658
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,650,000	2,259,629
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	1,870,815
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	7,050,000	5,482,926
TEGNA, Inc., 4.625%, 3/15/28	3,050,000	2,822,432
TEGNA, Inc., 5.00%, 9/15/29	1,025,000	945,839
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,650,000	1,568,977
Univision Communications, Inc., 6.625%, 6/1/27(1)	3,550,000	3,358,114
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,450,000	3,638,921
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,725,000	1,650,049
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	5,400,000	4,199,283
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	841,220
Videotron Ltd., 5.375%, 6/15/24(1)	375,000	367,980
Videotron Ltd., 5.125%, 4/15/27(1)	600,000	552,012
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	487,287
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	1,600,000	1,179,000
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	312,888
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,053,936
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,257,524
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	286,756
		162,183,864
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,704,927
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	504,420
ArcelorMittal SA, 4.55%, 3/11/26	550,000	527,061
ArcelorMittal SA, 7.00%, 10/15/39	700,000	659,551
Arconic Corp., 6.00%, 5/15/25(1)	1,600,000	1,544,105
Arconic Corp., 6.125%, 2/15/28(1)	450,000	398,504
ATI, Inc., 5.875%, 12/1/27	1,550,000	1,412,902
ATI, Inc., 4.875%, 10/1/29	1,075,000	895,299
ATI, Inc., 5.125%, 10/1/31	1,750,000	1,432,803
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,172,019
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,771,565
Carpenter Technology Corp., 6.375%, 7/15/28	2,694,000	2,504,073
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,359,011

	Principal Amount/Shares	Value
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$600,000	$505,266
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,900,000	1,572,240
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	965,985
Commercial Metals Co., 4.125%, 1/15/30	775,000	638,880
Commercial Metals Co., 4.375%, 3/15/32	775,000	613,866
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	575,000	541,642
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	658,728
Constellium SE, 5.625%, 6/15/28(1)	1,050,000	863,099
Constellium SE, 3.75%, 4/15/29(1)	2,800,000	2,047,867
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	6,575,000	6,451,587
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	2,450,000	2,361,273
FMG Resources August Pty Ltd., 5.875%, 4/15/30(1)	2,800,000	2,439,598
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	725,000	624,051
Freeport-McMoRan, Inc., 4.375%, 8/1/28	2,200,000	1,984,289
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	1,550,000	1,290,251
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	568,199
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,566,711
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,625,000	1,576,997
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	843,675
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,250,000	1,210,737
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	475,000	29
Novelis Corp., 3.25%, 11/15/26(1)	475,000	397,098
Novelis Corp., 4.75%, 1/30/30(1)	1,625,000	1,336,611
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	860,258
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,466,185
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,825,000	2,945,281
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,077,043
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	876,502
TMS International Corp., 6.25%, 4/15/29(1)	1,050,000	747,390
United States Steel Corp., 6.875%, 3/1/29	244,000	222,345
		56,139,923
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	3,075,000	2,526,448
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,150,000	927,760
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	675,270
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	500,000	453,837
		4,583,315
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,075,000	1,668,092
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	138,771
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	172,763
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	163,823
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	588,705
Macy's Retail Holdings LLC, 5.125%, 1/15/42	3,175,000	1,963,118
		4,695,272
Oil, Gas and Consumable Fuels — 14.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	2,375,000	2,298,050
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,475,000	2,490,667

	Principal Amount/Shares	Value
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$1,950,000	$1,807,498
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	663,698
Antero Resources Corp., 7.625%, 2/1/29(1)	1,480,000	1,480,481
Antero Resources Corp., 5.375%, 3/1/30(1)	575,000	518,245
Apache Corp., 4.25%, 1/15/30	1,850,000	1,621,664
Apache Corp., 5.10%, 9/1/40	1,175,000	951,233
Apache Corp., 4.75%, 4/15/43	500,000	373,952
Apache Corp., 4.25%, 1/15/44	130,000	92,446
Apache Corp., 7.375%, 8/15/47	600,000	628,791
Apache Corp., 5.35%, 7/1/49	2,275,000	1,795,703
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,626,663
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	600,000	577,676
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	249,704
Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,590,000	2,750,944
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,562,470
Callon Petroleum Co., 8.25%, 7/15/25	893,000	872,271
Callon Petroleum Co., 8.00%, 8/1/28(1)	100,000	92,448
Callon Petroleum Co., 7.50%, 6/15/30(1)	1,375,000	1,206,494
Cheniere Energy Partners LP, 4.00%, 3/1/31	4,825,000	4,055,364
Cheniere Energy Partners LP, 3.25%, 1/31/32	6,025,000	4,638,527
Cheniere Energy, Inc., 4.625%, 10/15/28	2,200,000	2,023,307
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	500,000	479,383
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	3,000,000	2,786,230
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	1,600,000	1,537,160
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	978,752
Citgo Holding, Inc., 9.25%, 8/1/24(1)	6,700,000	6,657,321
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,475,000	1,411,782
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,250,000	2,105,543
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,650,000	2,410,122
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	550,578
CNX Resources Corp., 7.25%, 3/14/27(1)	2,061,000	2,009,083
CNX Resources Corp., 6.00%, 1/15/29(1)	1,850,000	1,692,334
CNX Resources Corp., 7.375%, 1/15/31(1)	1,325,000	1,298,845
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	700,000	626,441
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,050,000	1,895,620
Comstock Resources, Inc., 5.875%, 1/15/30(1)	3,150,000	2,751,005
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	6,250,000	5,299,062
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	4,100,000	3,675,076
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	2,275,000	2,181,566
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	725,000	641,515
DCP Midstream Operating LP, 5.375%, 7/15/25	350,000	340,401
DCP Midstream Operating LP, 5.625%, 7/15/27	950,000	919,734
DCP Midstream Operating LP, 5.125%, 5/15/29	3,325,000	3,122,686
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	859,124

	Principal Amount/Shares	Value
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	$1,875,000	$1,651,163
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,096,358
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	875,000	741,793
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	1,000,000	816,858
EnLink Midstream LLC, 5.625%, 1/15/28(1)	275,000	257,554
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,155,302
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,775,000	1,737,441
EnLink Midstream Partners LP, 4.85%, 7/15/26	3,075,000	2,827,922
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,625,000	1,241,454
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,200,000	843,509
EnLink Midstream Partners LP, 5.45%, 6/1/47	2,125,000	1,556,455
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	372,837
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,018,507
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,200,000	1,145,724
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	694,158
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,393,254
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,225,000	1,796,349
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	1,225,000	1,159,543
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	2,675,000	2,129,567
EQM Midstream Partners LP, 6.50%, 7/15/48	1,075,000	822,182
EQT Corp., 6.125%, 2/1/25	225,000	225,617
EQT Corp., 3.125%, 5/15/26(1)	825,000	752,290
EQT Corp., 3.90%, 10/1/27	1,475,000	1,345,307
EQT Corp., 7.00%, 2/1/30	1,354,000	1,400,503
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	125,000	113,152
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	790,848
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	522,714
Gulfport Energy Corp., 8.00%, 5/17/26	42,013	41,864
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,944,641	2,934,232
Harbour Energy PLC, 5.50%, 10/15/26(1)	775,000	695,346
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,600,447
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,050,000	998,125
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	3,345,000	2,933,397
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,475,000	1,268,139
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	624,254
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,266,954
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,475,000	2,153,587
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	1,450,000	1,286,542
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	975,000	932,524
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	2,075,000	1,832,215
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,459,626
ITT Holdings LLC, 6.50%, 8/1/29(1)	2,275,000	1,770,063
Laredo Petroleum, Inc., 9.50%, 1/15/25	6,825,000	6,775,177
Laredo Petroleum, Inc., 10.125%, 1/15/28	425,000	409,026
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,100,000	1,038,233
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,359,000	2,264,215

	Principal Amount/Shares	Value
Matador Resources Co., 5.875%, 9/15/26	$3,425,000	$3,308,841
MEG Energy Corp., 7.125%, 2/1/27(1)	625,000	635,584
MEG Energy Corp., 5.875%, 2/1/29(1)	450,000	404,557
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,900,000	1,660,249
Murphy Oil Corp., 5.75%, 8/15/25	1,626,000	1,570,136
Murphy Oil Corp., 6.375%, 7/15/28	3,225,000	3,052,285
Murphy Oil Corp., 7.05%, 5/1/29	375,000	360,511
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	5,425,447	27,670
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	825,000	763,480
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	3,775,000	3,363,733
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	4,475,000	4,204,531
NuStar Logistics LP, 5.75%, 10/1/25	575,000	533,683
NuStar Logistics LP, 6.00%, 6/1/26	550,000	504,625
NuStar Logistics LP, 6.375%, 10/1/30	475,000	407,489
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	612,213
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	477,630
Occidental Petroleum Corp., 5.875%, 9/1/25	650,000	652,844
Occidental Petroleum Corp., 5.50%, 12/1/25	1,025,000	1,031,381
Occidental Petroleum Corp., 5.55%, 3/15/26	4,550,000	4,561,102
Occidental Petroleum Corp., 8.50%, 7/15/27	2,175,000	2,332,611
Occidental Petroleum Corp., 7.125%, 10/15/27	525,000	543,433
Occidental Petroleum Corp., 6.375%, 9/1/28	1,250,000	1,247,738
Occidental Petroleum Corp., 8.875%, 7/15/30	950,000	1,059,792
Occidental Petroleum Corp., 6.625%, 9/1/30	325,000	330,653
Occidental Petroleum Corp., 6.125%, 1/1/31	400,000	394,972
Occidental Petroleum Corp., 7.50%, 5/1/31	5,092,000	5,332,648
Occidental Petroleum Corp., 7.875%, 9/15/31	2,600,000	2,779,439
Occidental Petroleum Corp., 6.45%, 9/15/36	2,450,000	2,456,027
Occidental Petroleum Corp., 7.95%, 6/15/39	460,000	516,513
Occidental Petroleum Corp., 4.30%, 8/15/39	275,000	224,613
Occidental Petroleum Corp., 6.20%, 3/15/40	3,250,000	3,149,461
Occidental Petroleum Corp., 4.625%, 6/15/45	575,000	477,411
Occidental Petroleum Corp., 6.60%, 3/15/46	3,925,000	4,051,797
Occidental Petroleum Corp., 4.10%, 2/15/47	725,000	579,296
Occidental Petroleum Corp., 4.20%, 3/15/48	700,000	561,474
Ovintiv, Inc., 8.125%, 9/15/30	1,250,000	1,351,237
Parkland Corp., 5.875%, 7/15/27(1)	1,350,000	1,253,306
Parkland Corp., 4.50%, 10/1/29(1)	4,125,000	3,339,809
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,319,939
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	800,000	765,368
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	4,625,000	4,015,910
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	2,875,000	2,872,297
PDC Energy, Inc., 5.75%, 5/15/26	1,550,000	1,436,036
Penn Virginia Holdings LLC, 9.25%, 8/15/26(1)	1,925,000	1,811,906
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	2,275,000	2,084,184
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,238,077
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	1,725,000	1,514,310
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	315,511
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	601,839
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	725,000	596,240

	Principal Amount/Shares	Value
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	$250,000	$213,723
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,200,000	979,284
SM Energy Co., 5.625%, 6/1/25	3,475,000	3,340,778
SM Energy Co., 6.75%, 9/15/26	1,025,000	988,115
SM Energy Co., 6.625%, 1/15/27	550,000	529,185
Southwestern Energy Co., 5.70%, 1/23/25	508,000	498,031
Southwestern Energy Co., 8.375%, 9/15/28	750,000	778,405
Southwestern Energy Co., 5.375%, 2/1/29	1,850,000	1,681,483
Southwestern Energy Co., 5.375%, 3/15/30	1,500,000	1,354,808
Southwestern Energy Co., 4.75%, 2/1/32	800,000	672,240
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,695,152
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	2,250,000	1,842,660
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	1,050,000	1,033,200
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,625,000	1,385,491
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,850,000	1,567,681
Talos Production, Inc., 12.00%, 1/15/26	950,000	992,057
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	3,350,000	3,068,633
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,950,000	1,807,952
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	975,000	959,982
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	1,250,000	1,124,681
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	2,525,000	2,175,691
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32	525,000	434,033
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,900,000	1,714,999
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	1,250,000	1,074,775
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,900,000	1,580,078
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,750,000	1,364,011
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,825,000	1,681,975
Western Midstream Operating LP, 4.65%, 7/1/26	225,000	210,835
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,178,359
Western Midstream Operating LP, 4.75%, 8/15/28	725,000	661,305
Western Midstream Operating LP, 5.45%, 4/1/44	1,050,000	862,808
Western Midstream Operating LP, 5.30%, 3/1/48	4,335,000	3,574,489
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	547,293
		269,760,569
Paper and Forest Products — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	800,000	640,514
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,069,159
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	490,433
Mercer International, Inc., 5.125%, 2/1/29	2,100,000	1,676,693
		3,876,799
Personal Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,300,000	2,108,755
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,675,000	1,499,923
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	1,872,079
		5,480,757

	Principal Amount/Shares	Value
Pharmaceuticals — 1.4%
180 Medical, Inc., 3.875%, 10/15/29(1)	$800,000	$664,408
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,285,000	1,403,451
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	500,000	397,994
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	6,025,000	3,833,918
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	1,024,830
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	794,683
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	268,322
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	150,080
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	240,437
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	825,000	309,834
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	311,834
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)(2)(3)	3,986,000	597,900
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(3)	3,737,000	214,878
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)(3)	1,650,000	1,305,061
Jazz Securities DAC, 4.375%, 1/15/29(1)	2,300,000	1,991,708
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)	2,425,000	2,210,157
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 6/15/29(1)	1,716,000	943,800
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,593,136
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,600,000	2,134,158
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,950,000	1,466,010
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(3)	4,106,000	3,253,508
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	200,000	137,982
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	721,376
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	875,199
		27,844,664
Professional Services — 0.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,550,000	1,394,004
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	5,225,000	4,413,296
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,481,029
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	351,505
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,671,581
		10,311,415
Real Estate Management and Development — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	800,000	743,816
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	500,000	398,287
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,775,000	1,463,871
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,085,859
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	1,050,000	986,790
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,494,065
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,775,000	1,375,137
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	827,839
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,250,000	930,000
Realogy Group LLC / Realogy Co.-Issuer Corp., 4.875%, 6/1/23(1)	200,000	195,452
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	2,260,000	1,632,963

	Principal Amount/Shares	Value
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)	$575,000	$391,457
		12,525,536
Road and Rail — 1.4%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	5,013,000	3,402,063
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	659,531
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,144,783
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,028,125
Hertz Corp., 4.625%, 12/1/26(1)	275,000	223,707
Hertz Corp., 5.00%, 12/1/29(1)	3,175,000	2,366,105
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,460,848
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,625,000	1,191,561
Uber Technologies, Inc., 7.50%, 5/15/25(1)	800,000	799,176
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,727,550
Uber Technologies, Inc., 7.50%, 9/15/27(1)	1,800,000	1,766,745
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,142,117
Uber Technologies, Inc., 4.50%, 8/15/29(1)	2,350,000	1,979,875
United Rentals North America, Inc., 5.25%, 1/15/30	1,700,000	1,540,948
United Rentals North America, Inc., 4.00%, 7/15/30	2,700,000	2,234,277
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	407,695
United Rentals North America, Inc., 3.75%, 1/15/32	1,625,000	1,279,111
XPO Logistics, Inc., 6.25%, 5/1/25(1)	345,000	346,452
		27,700,669
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	625,000	607,028
ams-OSRAM AG, 7.00%, 7/31/25(1)	1,350,000	1,223,287
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,000,000	857,337
Synaptics, Inc., 4.00%, 6/15/29(1)	1,750,000	1,413,903
		4,101,555
Software — 1.8%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	662,303
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	1,200,000	1,157,478
Camelot Finance SA, 4.50%, 11/1/26(1)	2,350,000	2,129,335
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,762,796
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	1,325,000	1,127,246
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,107,638
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	982,319
GoTo Group, Inc., 5.50%, 9/1/27(1)	3,425,000	2,108,042
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	1,400,000	1,051,400
NCR Corp., 5.75%, 9/1/27(1)	3,175,000	2,884,448
NCR Corp., 5.00%, 10/1/28(1)	1,350,000	1,064,783
NCR Corp., 5.125%, 4/15/29(1)	3,950,000	2,970,558
NCR Corp., 6.125%, 9/1/29(1)	3,075,000	2,652,805
NCR Corp., 5.25%, 10/1/30(1)	900,000	680,893
NortonLifeLock, Inc., 6.75%, 9/30/27(1)	1,575,000	1,515,016
NortonLifeLock, Inc., 7.125%, 9/30/30(1)	1,975,000	1,914,555
Open Text Corp., 3.875%, 2/15/28(1)	1,525,000	1,263,287
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	1,871,445
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,650,000	1,320,495
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,275,000	2,471,635

	Principal Amount/Shares	Value
Rocket Software, Inc., 6.50%, 2/15/29(1)	$525,000	$389,571
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,620,000	2,395,424
		35,483,472
Specialty Retail — 2.9%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,075,000	1,049,560
Arko Corp., 5.125%, 11/15/29(1)	875,000	684,180
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	631,235
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	661,563
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	332,600
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	825,000	636,702
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	314,059
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	43,444
Bath & Body Works, Inc., 7.50%, 6/15/29	943,000	864,377
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	2,325,000	2,026,807
Bath & Body Works, Inc., 6.875%, 11/1/35	895,000	749,827
Bath & Body Works, Inc., 6.75%, 7/1/36	5,675,000	4,685,422
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	801,794
eG Global Finance PLC, 6.75%, 2/7/25(1)	1,900,000	1,716,080
eG Global Finance PLC, 8.50%, 10/30/25(1)	1,000,000	875,649
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,017,956
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	4,750,000	3,906,637
Gap, Inc., 3.625%, 10/1/29(1)	1,150,000	749,323
Gap, Inc., 3.875%, 10/1/31(1)	500,000	318,981
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	655,366
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,975,000	1,342,289
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,875,000	2,501,544
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,600,000	2,894,994
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	2,825,000	2,524,886
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	299,249
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	188,128
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	143,674
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,275,000	1,131,116
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	390,521
Party City Holdings, Inc., 8.75%, 2/15/26(1)	900,000	523,215
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,200,000	1,887,268
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,250,000	1,119,425
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,225,000	963,077
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,950,000	1,480,284
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,532,820
SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	881,695
SRS Distribution, Inc., 6.00%, 12/1/29(1)	750,000	599,359
Staples, Inc., 7.50%, 4/15/26(1)	4,355,000	3,662,795
Staples, Inc., 10.75%, 4/15/27(1)	3,450,000	2,561,780
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,325,000	1,089,183
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,750,000	1,448,317
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	492,136
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,104,253

	Principal Amount/Shares	Value
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	$1,608,000	$1,365,411
		56,848,981
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 8.50%, 4/15/24	1,350,000	739,348
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	1,525,000	1,162,812
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	361,910
Seagate HDD Cayman, 3.125%, 7/15/29	250,000	183,746
Seagate HDD Cayman, 4.125%, 1/15/31	3,675,000	2,765,364
Seagate HDD Cayman, 3.375%, 7/15/31	1,175,000	823,011
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,775,000	1,599,293
Xerox Holdings Corp., 5.50%, 8/15/28(1)	1,400,000	1,119,994
		8,755,478
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	675,000	515,086
Eagle Intermediate Global Holding BV / Eagle US Finance LLC, 7.50%, 5/1/25(1)	900,000	709,546
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	798,279
		2,022,911
Thrifts and Mortgage Finance — 1.6%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	3,350,000	3,207,039
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	1,721,894
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,054,006
MGIC Investment Corp., 5.25%, 8/15/28	5,855,000	5,242,772
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	1,075,000	918,964
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	2,375,000	1,868,115
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	2,175,000	1,579,974
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	514,636
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,925,000	1,870,003
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,450,000	1,750,500
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	975,000	698,757
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	528,557
Radian Group, Inc., 4.50%, 10/1/24	950,000	900,049
Radian Group, Inc., 4.875%, 3/15/27	2,879,000	2,556,063
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	2,175,000	1,678,937
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	75,000	54,482
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	2,450,000	1,688,219
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	655,366
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,300,000	1,752,680
		31,241,013
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	875,000	734,799
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	501,531
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,703,530
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,127,895
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,052,000	989,856
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,800,000	1,763,901
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,700,000	1,362,405

	Principal Amount/Shares	Value
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	$1,400,000	$1,024,481
		9,208,398
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	875,000	710,746
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,441,703
Wireless Telecommunication Services — 1.0%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	1,349,423	534,384
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	133,230
Sprint Corp., 7.875%, 9/15/23	2,274,000	2,300,992
Sprint Corp., 7.125%, 6/15/24	1,825,000	1,855,313
Sprint Corp., 7.625%, 3/1/26	750,000	776,994
T-Mobile USA, Inc., 2.625%, 4/15/26	425,000	385,641
T-Mobile USA, Inc., 4.75%, 2/1/28	2,000,000	1,891,550
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,013,914
T-Mobile USA, Inc., 3.375%, 4/15/29	2,800,000	2,423,400
T-Mobile USA, Inc., 3.50%, 4/15/31	500,000	420,960
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,394,000
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,167,035
Vodafone Group PLC, VRN, 7.00%, 4/4/79	2,425,000	2,313,050
		18,610,463
TOTAL CORPORATE BONDS (Cost $2,127,015,118)		1,805,832,230
PREFERRED STOCKS — 1.7%
Banks — 0.9%
Bank of America Corp., 5.125%	1,200,000	1,122,087
Bank of America Corp., 5.875%	50,000	42,938
Bank of America Corp., 6.25%	1,650,000	1,598,437
Bank of America Corp., 6.30%	25,000	24,683
Barclays PLC, 6.125%	600,000	506,310
Barclays PLC, 7.75%	1,950,000	1,806,187
Barclays PLC, 8.00%	2,220,000	2,064,933
Citigroup, Inc., 4.00%	1,050,000	887,250
Citigroup, Inc., 4.70%	2,525,000	2,035,655
Citigroup, Inc., 5.90%	425,000	421,813
Citigroup, Inc., 5.95%	375,000	371,483
Citigroup, Inc., 6.25%	1,100,000	1,054,900
JPMorgan Chase & Co., 4.60%	2,050,000	1,790,880
JPMorgan Chase & Co., 5.60%	200,000	200,000
JPMorgan Chase & Co., 6.10%	725,000	696,453
JPMorgan Chase & Co., 6.125%	1,025,000	995,582
JPMorgan Chase & Co., 6.28%	775,000	774,994
JPMorgan Chase & Co., 6.75%	31,000	30,738
JPMorgan Chase & Co., Series R, 6.00%	720,000	703,800
NatWest Group PLC, 8.00%	950,000	888,017
		18,017,140
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	600,000	368,910
Credit Suisse Group AG, 6.25%(1)	1,040,000	894,785

	Principal Amount/Shares	Value
Goldman Sachs Group, Inc., 4.95%	2,150,000	$1,951,125
		3,214,820
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,650,000	1,291,347
Diversified Financial Services — 0.1%
Barclays PLC, 8.00%	1,275,000	1,119,068
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	1,950,000	1,706,747
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.25%	600,000	492,750
Global Partners LP, 9.50%	64,657	1,575,691
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK	113	785,350
Nine Point Energy Holdings, Inc. (Acquired 3/28/17 Cost $18,000)(5)	18	—
Plains All American Pipeline LP, 6.125%	5,075,000	4,187,443
		7,041,234
TOTAL PREFERRED STOCKS (Cost $34,714,325)		32,390,356
BANK LOAN OBLIGATIONS(6) — 0.8%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 6.53%, (3-month LIBOR plus 3.75%), 4/21/28	$1,308,438	1,254,373
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 6.37%, (1-month LIBOR plus 3.25%), 4/30/26	333,189	316,183
Chemicals — 0.1%
Avient Corporation, Term Loan B, 6.30%, (1-month SOFR plus 3.25%), 8/29/29	150,000	149,750
Consolidated Energy Finance, S.A., Term Loan B, 5.29%, (3-month LIBOR plus 2.50%), 5/7/25	1,054,718	1,012,529
		1,162,279
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 5.81%, (1-month LIBOR plus 3.25%), 4/3/24	211,271	197,672
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 6.63%, (1-month LIBOR plus 3.50%), 10/2/27	1,925,000	1,674,750
Windstream Services, LLC, 2020 Exit Term Loan B, 9.37%, (1-month LIBOR plus 6.25%), 9/21/27	49,109	44,690
		1,719,440
Energy Equipment and Services — 0.1%
ChampionX Corporation, 2022 Term Loan B1, 6.00%, (1-month SOFR plus 3.25%), 6/7/29	1,589,966	1,589,473
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	219,777	218,313
		1,807,786
Entertainment†
Allen Media, LLC, 2021 Term Loan B, 9.20%, (3-month LIBOR plus 5.50%), 2/10/27	845,429	734,466
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 5.37%, (1-month LIBOR plus 2.25%), 11/8/27	1,078,484	1,052,703
Embecta Corp., Term Loan B, 6.55%, (3-month SOFR plus 3.00%), 3/30/29	123,603	120,358
		1,173,061

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 4.87%, (1-month LIBOR plus 1.75%), 11/19/26	$308,924	$296,153
Scientific Games Holdings LP, 2022 USD Term Loan B, 5.62%, (3-month SOFR plus 3.50%), 4/4/29	1,950,000	1,811,063
UFC Holdings, LLC, 2021 Term Loan B, 5.52%, (3-month LIBOR plus 2.75%), 4/29/26	760,973	733,387
		2,840,603
Insurance†
Asurion, LLC, 2020 Term Loan B8, 6.37%, (1-month LIBOR plus 3.25%), 12/23/26	53,474	45,487
Asurion, LLC, 2022 Term Loan B10, 7.13% - 7.70%, (3-month SOFR plus 4.00%), 8/19/28	325,009	278,086
Hub International Limited, 2018 Term Loan B, 5.77%, (3-month LIBOR plus 3.00%), 4/25/25	221,831	213,708
		537,281
Media†
Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 5.95%, (1-month SOFR plus 3.25%), 8/24/26	607,883	121,358
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	620,086	579,201
Univision Communications, Inc., 2022 First Lien Term Loan B, 7.79%, (3-month SOFR plus 4.25%), 6/24/29	75,000	73,312
		773,871
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 11.46%, (3-month LIBOR plus 9.00%), 11/1/25	2,381,000	2,509,967
Specialty Retail†
Staples, Inc., 7 Year Term Loan, 7.78%, (3-month LIBOR plus 5.00%), 4/16/26	913,990	805,928
TOTAL BANK LOAN OBLIGATIONS (Cost $17,049,969)		15,832,910
COMMON STOCKS — 0.7%
Auto Components†
Exide Technologies(2)	3,465	35
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $12,630)(2)(5)	1,684	143,140
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(2)(5)	676	—
Intelsat Emergence SA(2)	32,303	932,749
		932,749
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(2)(5)	162	1
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(2)	91,573	607,129
Noble Corp. PLC(2)	1,938	57,326
Parker Drilling Co.(2)	11,530	74,945
Superior Energy Services (Acquired 2/16/21, Cost $1,781,815)(2)(5)	31,903	2,169,404
		2,908,804
Gas Utilities†
Ferrellgas Partners LP, Class B	364	56,420
IT Services — 0.3%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(2)(5)	2,222	5,277,628

	Principal Amount/Shares	Value
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(2)(5)	4,088	$22,484
Media†
Cumulus Media, Inc., Class A(2)	1	7
iHeartMedia, Inc., Class A(2)	342	2,507
		2,514
Metals and Mining†
Petra Diamonds Ltd.(2)	108,200	129,267
Oil, Gas and Consumable Fuels — 0.1%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $29,473)(2)(5)	1,651	1,420
Chaparral Energy, Inc. (Acquired 6/26/18 - 7/1/22, Cost $1,472,667)(5)	29,188	1,393,727
Gulfport Energy Corp.(2)	5,598	494,247
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(2)(5)	1,082	—
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(5)	13	182
Summit Midstream Partners LP(2)	45,521	683,726
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(2)(5)	960	—
		2,573,302
Pharmaceuticals — 0.1%
Mallinckrodt PLC(2)	60,311	1,025,287
TOTAL COMMON STOCKS (Cost $16,033,800)		13,071,631
CONVERTIBLE BONDS — 0.1%
IT Services — 0.1%
Carnelian Point Holdings LP, 5.00% PIK, 6/30/28(1)	$235,339	2,353,391
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(4)	171,674	30,043
TOTAL CONVERTIBLE BONDS (Cost $2,386,035)		2,383,434
WARRANTS†
Diversified Telecommunication Services†
Intelsat Emergence SA(2)	6	11
Hotels, Restaurants and Leisure†
CWT Travel Holdings, Inc.(2)	7,905	3,265
CWT Travel Holdings, Inc.(2)	8,321	6,237
		9,502
Independent Power and Renewable Electricity Producers†
Vistra Corp.(2)	1,215	276
Oil, Gas and Consumable Fuels†
California Resources Corp.(2)	66	686
Denbury, Inc.(2)	8,187	443,408
		444,094
TOTAL WARRANTS (Cost $2,454,786)		453,883
ESCROW INTERESTS(7)†
Diversified Financial Services†
Denver Parent, Escrow(2)	$63,341	—
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(2)	2,950,000	295

	Principal Amount/Shares	Value
Intelsat Jackson Holdings SA(2)	$400,000	$40
		335
Electric Utilities†
GenOn Energy, Inc.(2)	450,000	—
Hertz Corp.(2)	1,075,000	80,625
RRI Energy, Inc.(2)	75,000	—
		80,625
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(2)	950,000	5,700
Gulfport Energy Corp.(2)	1,020,000	3,188
Gulfport Energy Corp.(2)	1,402,000	4,381
Gulfport Energy Corp.(2)	800,000	2,500
Sanchez Energy Corp.(2)	3,990,000	39,900
Sanchez Energy Corp.(2)	2,475,000	24,750
		80,419
Paper and Forest Products†
Appvion, Inc., Escrow(2)	200,000	—
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(2)	250,000	3,125
TOTAL ESCROW INTERESTS (Cost $5,750,846)		164,504
RIGHTS†
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(2)	3,381	17,327
Intelsat Jackson Holdings SA(2)	3,381	17,328
		34,655
Independent Power and Renewable Electricity Producers†
Vistra Corp.	3,425	4,410
TOTAL RIGHTS (Cost $—)		39,065
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $27,268,932)	27,268,932	27,268,932
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $2,232,673,811)		1,897,436,945
OTHER ASSETS AND LIABILITIES — 1.8%		34,274,483
TOTAL NET ASSETS — 100.0%		$1,931,711,428

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,349,464,677, which represented 69.9% of total net assets.
(2)Non-income producing.
(3)Security is in default.
(4)Perpetual maturity with no stated maturity date.
(5)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $9,007,986, which represented 0.5% of total net assets.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,232,673,811)	$1,897,436,945
Cash	857,784
Receivable for investments sold	876,462
Receivable for capital shares sold	2,782,247
Interest and dividends receivable	34,950,384
1,936,903,822

Liabilities
Payable for investments purchased	2,030,420
Payable for capital shares redeemed	1,759,047
Accrued management fees	560,276
Distribution and service fees payable	974
Dividends payable	841,677
5,192,394

Net Assets	$1,931,711,428

Net Assets Consist of:
Capital paid in	$2,278,844,558
Distributable earnings	(347,133,130)
$1,931,711,428

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$123,690,513	15,768,660	$7.84
I Class	$378,904,873	48,322,865	$7.84
Y Class	$324,042,370	41,323,524	$7.84
A Class	$4,749,095	605,331	$7.85
R5 Class	$151,383	19,303	$7.84
R6 Class	$226,316,528	28,874,508	$7.84
G Class	$873,856,666	111,458,276	$7.84
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.22 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$48,442,533
Dividends	175,347
48,617,880

Expenses:
Management fees	4,335,655
Distribution and service fees - A Class	5,965
Trustees' fees and expenses	52,392
Other expenses	575
4,394,587
Fees waived - G Class	(1,636,017)
2,758,570

Net investment income (loss)	45,859,310

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(9,113,444)
Change in net unrealized appreciation (depreciation) on investments	(227,197,659)

Net realized and unrealized gain (loss)	(236,311,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(190,451,793)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$45,859,310	$54,628,327
Net realized gain (loss)	(9,113,444)	20,859,563
Change in net unrealized appreciation (depreciation)	(227,197,659)	(69,293,689)
Net increase (decrease) in net assets resulting from operations	(190,451,793)	6,194,201

Distributions to Shareholders
From earnings:
Investor Class	(3,210,623)	(3,483,523)
I Class	(6,248,488)	(12,058,789)
Y Class	(11,936,395)	(34,173,571)
A Class	(143,640)	(321,642)
R5 Class	(5,135)	(8,628)
R6 Class	(6,784,153)	(16,182,933)
G Class	(21,081,814)	—
Decrease in net assets from distributions	(49,410,248)	(66,229,086)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,278,039,528	(117,591,464)

Net increase (decrease) in net assets	1,038,177,487	(177,626,349)

Net Assets
Beginning of period	893,533,941	1,071,160,290
End of period	$1,931,711,428	$893,533,941

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 19, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 27% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class	G Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%	0.000%(1)
(1)Effective annual management fee before waiver was 0.525%.

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $404,196,943 and $191,834,393, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022(1)		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,806,173	$31,191,644	11,280,954	$108,245,608
Issued in connection with reorganization (Note 9)	9,811,652	85,242,558	—	—
Issued in reinvestment of distributions	374,645	3,084,183	341,140	3,281,864
Redeemed	(4,875,932)	(40,327,926)	(9,167,809)	(87,486,644)
	9,116,538	79,190,459	2,454,285	24,040,828
I Class
Sold	36,670,671	306,188,180	18,006,378	175,661,516
Issued in reinvestment of distributions	751,122	6,181,231	1,253,489	12,058,667
Redeemed	(10,699,635)	(90,976,666)	(10,822,367)	(104,389,523)
	26,722,158	221,392,745	8,437,500	83,330,660
Y Class
Sold	6,982,741	58,963,700	22,158,408	216,138,407
Issued in reinvestment of distributions	699,881	5,818,100	1,348,978	13,010,723
Redeemed	(12,520,263)	(105,524,103)	(40,778,166)	(394,865,725)
	(4,837,641)	(40,742,303)	(17,270,780)	(165,716,595)
A Class
Sold	132,816	1,123,201	198,259	1,922,932
Issued in reinvestment of distributions	14,896	123,971	32,580	313,533
Redeemed	(207,853)	(1,851,679)	(55,905)	(540,450)
	(60,141)	(604,507)	174,934	1,696,015
R5 Class
Sold	825	7,029	7,465	72,363
Issued in reinvestment of distributions	617	5,135	898	8,628
Redeemed	(281)	(2,301)	(4,817)	(47,047)
	1,161	9,863	3,546	33,944
R6 Class
Sold	7,301,771	61,246,837	5,896,148	57,186,768
Issued in reinvestment of distributions	817,208	6,780,622	1,674,561	16,165,715
Redeemed	(2,074,503)	(17,291,968)	(13,856,051)	(134,328,799)
	6,044,476	50,735,491	(6,285,342)	(60,976,316)
G Class			N/A
Sold	2,468,919	20,655,261
Issued in connection with reorganization (Note 9)	111,810,857	971,606,241
Issued in reinvestment of distributions	2,592,153	21,081,129
Redeemed	(5,413,653)	(45,284,851)
	111,458,276	968,057,780
Net increase (decrease)	148,444,827	$1,278,039,528	(12,485,857)	$(117,591,464)
(1)May 19, 2022 (commencement of sale) through September 30, 2022 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,805,832,230	—
Preferred Stocks	$1,575,691	30,814,665	—
Bank Loan Obligations	—	15,832,910	—
Common Stocks	2,926,649	10,144,982	—
Convertible Bonds	—	2,383,434	—
Warrants	444,370	9,513	—
Escrow Interests	—	164,504	—
Rights	—	39,065	—
Short-Term Investments	27,268,932	—	—
	$32,215,642	$1,865,221,303	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,234,714,941
Gross tax appreciation of investments	$10,150,595
Gross tax depreciation of investments	(347,428,591)
Net tax appreciation (depreciation) of investments	$(337,277,996)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Reorganization

On December 16, 2021, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT High Income Fund, one fund in a series issued by the trust, were transferred to High Income Fund in exchange for shares of High Income Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of High Income Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 27, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 27, 2022, NT High Income Fund exchanged its shares for shares of High Income Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT High Income Fund - Investor Class	9,547,957	High Income Fund - Investor Class	9,811,652
NT High Income Fund - G Class	108,805,862	High Income Fund – G Class	111,810,857

The net assets of NT High Income Fund and High Income Fund immediately before the reorganization were $1,056,848,799 and $796,025,363, respectively. NT High Income Fund’s unrealized depreciation of $(82,568,854) was combined with that of High Income Fund. Immediately after the reorganization, the combined net assets were $1,852,874,162.

Assuming the reorganization had been completed on April 1, 2022, the beginning of the annual reporting period, the pro forma results of operations for the period ended September 30, 2022 are as follows:

Net investment income (loss)	$56,677,014
Net realized and unrealized gain (loss)	(285,265,015)
Net increase (decrease) in net assets resulting from operations	$(228,588,001)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT High Income Fund that have been included in the fund’s Statement of Operations since May 27, 2022.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.13	0.23	(1.25)	(1.02)	(0.25)	(0.02)	(0.27)	$7.84	(11.27)%	0.78%(5)	0.78%(5)	5.67%(5)	5.67%(5)	13%	$123,691
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
2021	$8.15	0.48	1.57	2.05	(0.49)	—	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	5.21%	52%	$40,746
2020	$9.32	0.48	(1.16)	(0.68)	(0.49)	—	(0.49)	$8.15	(7.76)%	0.78%	0.78%	5.14%	5.14%	55%	$16,377
2019	$9.43	0.53	(0.11)	0.42	(0.53)	—	(0.53)	$9.32	4.65%	0.78%	0.78%	5.73%	5.73%	43%	$16,796
2018(4)	$9.68	0.27	(0.24)	0.03	(0.28)	—	(0.28)	$9.43	0.29%	0.78%(5)	0.78%(5)	5.70%(5)	5.70%(5)	26%	$1,401
I Class
2022(3)	$9.12	0.24	(1.25)	(1.01)	(0.25)	(0.02)	(0.27)	$7.84	(11.13)%	0.68%(5)	0.68%(5)	5.77%(5)	5.77%(5)	13%	$378,905
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
2021	$8.15	0.49	1.56	2.05	(0.50)	—	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	5.31%	52%	$127,684
2020	$9.32	0.48	(1.15)	(0.67)	(0.50)	—	(0.50)	$8.15	(7.66)%	0.68%	0.68%	5.24%	5.24%	55%	$54,346
2019	$9.42	0.54	(0.10)	0.44	(0.54)	—	(0.54)	$9.32	4.86%	0.68%	0.68%	5.83%	5.83%	43%	$24,825
2018(4)	$9.68	0.27	(0.25)	0.02	(0.28)	—	(0.28)	$9.42	0.23%	0.68%(5)	0.68%(5)	5.80%(5)	5.80%(5)	26%	$8,078

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.13	0.25	(1.27)	(1.02)	(0.25)	(0.02)	(0.27)	$7.84	(11.18)%	0.58%(5)	0.58%(5)	5.87%(5)	5.87%(5)	13%	$324,042
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$615,479
2020	$9.32	0.49	(1.15)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.57)%	0.58%	0.58%	5.34%	5.34%	55%	$291,873
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.97%	0.58%	0.58%	5.93%	5.93%	43%	$125,104
2018(6)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.58%(5)	0.58%(5)	5.90%(5)	5.90%(5)	26%	$141,643
A Class
2022(3)	$9.13	0.23	(1.25)	(1.02)	(0.24)	(0.02)	(0.26)	$7.85	(11.39)%	1.03%(5)	1.03%(5)	5.42%(5)	5.42%(5)	13%	$4,749
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
2021	$8.15	0.46	1.57	2.03	(0.47)	—	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	4.96%	52%	$4,761
2020	$9.32	0.45	(1.15)	(0.70)	(0.47)	—	(0.47)	$8.15	(7.99)%	1.03%	1.03%	4.89%	4.89%	55%	$2,793
2019	$9.42	0.51	(0.10)	0.41	(0.51)	—	(0.51)	$9.32	4.50%	1.03%	1.03%	5.48%	5.48%	43%	$924
2018(4)	$9.68	0.26	(0.25)	0.01	(0.27)	—	(0.27)	$9.42	0.06%	1.03%(5)	1.03%(5)	5.45%(5)	5.45%(5)	26%	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.13	0.25	(1.27)	(1.02)	(0.25)	(0.02)	(0.27)	$7.84	(11.18)%	0.58%(5)	0.58%(5)	5.87%(5)	5.87%(5)	13%	$151
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$142
2020	$9.32	0.50	(1.16)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.56)%	0.58%	0.58%	5.34%	5.34%	55%	$106
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.96%	0.58%	0.58%	5.93%	5.93%	43%	$146
2018(4)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.27%	0.58%(5)	0.58%(5)	5.90%(5)	5.90%(5)	26%	$5
R6 Class
2022(3)	$9.12	0.25	(1.25)	(1.00)	(0.26)	(0.02)	(0.28)	$7.84	(11.18)%	0.53%(5)	0.53%(5)	5.92%(5)	5.92%(5)	13%	$226,317
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
2021	$8.14	0.50	1.58	2.08	(0.52)	—	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	5.46%	52%	$282,349
2020	$9.32	0.50	(1.16)	(0.66)	(0.52)	—	(0.52)	$8.14	(7.53)%	0.53%	0.53%	5.39%	5.39%	55%	$105,526
2019	$9.42	0.56	(0.10)	0.46	(0.56)	—	(0.56)	$9.32	5.02%	0.53%	0.53%	5.98%	5.98%	43%	$97,599
2018(4)	$9.68	0.26	(0.23)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.53%(5)	0.53%(5)	5.95%(5)	5.95%(5)	26%	$6,969
G Class
2022(7)	$8.41	0.19	(0.53)	(0.34)	(0.21)	(0.02)	(0.23)	$7.84	(4.13)%	0.00%(5)(8)	0.53%(5)	6.48%(5)	5.95%(5)	13%(9)	$873,857

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)October 2, 2017 (commencement of sale) through March 31, 2018.
(5)Annualized.
(6)October 1, 2017 through March 31, 2018. The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period.
(7)May 19, 2022 (commencement of sale) through September 30, 2022 (unaudited).
(8)Ratio was less than 0.005%.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2022.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates, the Subadvisor and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;

•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The

Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement and the subadvisory agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement and subadvisory agreement should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 2211

Semiannual Report

September 30, 2022

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	83.4%
Exchange-Traded Funds	4.4%
Preferred Stocks	2.8%
Bank Loan Obligations	1.1%
Short-Term Investments	15.2%
Other Assets and Liabilities	(6.9)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$893.10	$3.70	0.78%
I Class	$1,000	$893.80	$3.23	0.68%
Y Class	$1,000	$892.40	$2.75	0.58%
A Class	$1,000	$892.00	$4.89	1.03%
C Class	$1,000	$888.60	$8.43	1.78%
R Class	$1,000	$890.90	$6.07	1.28%
R5 Class	$1,000	$892.40	$2.75	0.58%
R6 Class	$1,000	$894.30	$2.52	0.53%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
C Class	$1,000	$1,016.14	$9.00	1.78%
R Class	$1,000	$1,018.65	$6.48	1.28%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 83.4%
Aerospace and Defense — 1.4%
Bombardier, Inc., 7.50%, 3/15/25(1)	$261,000	$254,157
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	217,715
TransDigm, Inc., 6.375%, 6/15/26	520,000	491,898
TransDigm, Inc., 4.625%, 1/15/29	500,000	403,757
		1,367,527
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	280,000	198,626
Airlines — 0.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	262,846	247,295
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	193,428	180,913
		428,208
Auto Components — 0.2%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	145,801
Automobiles — 1.7%
Ford Motor Co., 6.10%, 8/19/32	500,000	441,650
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	500,000	447,465
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	317,354
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	372,190
		1,578,659
Biotechnology — 0.8%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	379,435
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	520,000	402,823
		782,258
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	102,178
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	575,558
		677,736
Capital Markets — 0.9%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	910,000	811,750
Chemicals — 3.0%
Celanese US Holdings LLC, 6.17%, 7/15/27	750,000	710,757
Chemours Co., 5.75%, 11/15/28(1)	400,000	328,084
Chemours Co., 4.625%, 11/15/29(1)	400,000	297,996
Olin Corp., 5.125%, 9/15/27	360,000	326,045
Olin Corp., 5.625%, 8/1/29	500,000	444,773
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	363,631
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	368,945
		2,840,231
Commercial Services and Supplies — 1.6%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	456,928
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	584,846
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	483,167
		1,524,941
6

	Principal Amount/Shares	Value
Consumer Finance — 0.6%
Navient Corp., 5.50%, 1/25/23	$302,000	$300,693
Navient Corp., 6.125%, 3/25/24	240,000	234,038
		534,731
Containers and Packaging — 3.3%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	800,000	549,384
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	769,000
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	456,739
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)(2)	100,000	88,109
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	530,000	489,498
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	425,504
Sealed Air Corp., 5.00%, 4/15/29(1)(2)	380,000	339,657
		3,117,891
Diversified Telecommunication Services — 3.8%
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	775,000	729,818
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	350,000	350,795
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	439,144
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	600,000	503,685
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	852,000	707,194
Telecom Italia Capital SA, 6.375%, 11/15/33	1,080,000	842,130
		3,572,766
Electric Utilities — 0.3%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	330,000	259,023
Electronic Equipment, Instruments and Components — 0.5%
Sensata Technologies BV, 5.875%, 9/1/30(1)	505,000	473,589
Entertainment — 1.6%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	637,500
Netflix, Inc., 4.875%, 4/15/28	977,000	916,548
		1,554,048
Equity Real Estate Investment Trusts (REITs) — 2.1%
EPR Properties, 4.75%, 12/15/26	281,000	249,804
EPR Properties, 4.95%, 4/15/28	156,000	134,516
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,069,848
iStar, Inc., 4.75%, 10/1/24	52,000	51,361
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	462,797
		1,968,326
Food and Staples Retailing — 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	282,858
Rite Aid Corp., 7.50%, 7/1/25(1)	579,000	441,815
Rite Aid Corp., 8.00%, 11/15/26(1)(2)	169,000	120,007
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	504,171
		1,348,851
Food Products — 1.7%
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	389,771
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	409,880
US Foods, Inc., 4.75%, 2/15/29(1)	500,000	429,050
US Foods, Inc., 4.625%, 6/1/30(1)(2)	436,000	361,784
		1,590,485
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	260,000	211,683
7

	Principal Amount/Shares	Value
Garden Spinco Corp., 8.625%, 7/20/30(1)	$200,000	$207,063
Medline Borrower LP, 5.25%, 10/1/29(1)	350,000	264,925
		683,671
Health Care Providers and Services — 7.5%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	443,193
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	450,000	350,026
Centene Corp., 4.625%, 12/15/29	320,000	288,302
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	308,488
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	750,000	363,932
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	504,533
HCA, Inc., 7.69%, 6/15/25	500,000	518,366
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	559,313
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	379,941
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	84,067
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	423,445
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	275,217
Owens & Minor, Inc., 6.625%, 4/1/30(1)	500,000	441,250
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,071,120
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	610,000	535,399
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	650,000	597,106
		7,143,698
Health Care Technology — 0.3%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	325,000	323,508
Hotels, Restaurants and Leisure — 10.9%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	945,962
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	250,384
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	354,800
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	712,113
Carnival Corp., 5.75%, 3/1/27(1)	600,000	421,665
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	332,466
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	542,667
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	950,037
MGM Resorts International, 6.00%, 3/15/23	350,000	350,550
MGM Resorts International, 4.625%, 9/1/26	215,000	190,395
Penn Entertainment, Inc., 5.625%, 1/15/27(1)(2)	680,000	602,570
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	888,000	680,883
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	736,970
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	1,010,000	941,320
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	476,890
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	1,170,000	885,409
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	1,075,000	948,559
		10,323,640
Household Durables — 1.0%
KB Home, 7.25%, 7/15/30	550,000	499,813
Meritage Homes Corp., 5.125%, 6/6/27	230,000	204,553
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	238,813
		943,179
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	163,361
8

	Principal Amount/Shares	Value
Insurance — 1.0%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	$646,000	$589,939
SBL Holdings, Inc., VRN, 6.50%(1)(3)	503,000	379,765
		969,704
Life Sciences Tools and Services — 0.5%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	436,467
Machinery — 0.6%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	562,365
Media — 10.4%
AMC Networks, Inc., 4.75%, 8/1/25	730,000	653,632
AMC Networks, Inc., 4.25%, 2/15/29(2)	750,000	556,249
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	500,000	459,970
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	1,846,513
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	306,149
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	555,750
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	274,772
DISH DBS Corp., 7.75%, 7/1/26	655,000	503,390
DISH DBS Corp., 5.25%, 12/1/26(1)	495,000	406,455
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	390,134
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	420,372
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	505,000	425,778
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	368,551
Paramount Global, VRN, 6.25%, 2/28/57	355,000	306,196
Paramount Global, VRN, 6.375%, 3/30/62	290,000	251,031
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	637,215
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	426,345
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	749,000	675,297
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	356,586
		9,820,385
Metals and Mining — 2.9%
ATI, Inc., 4.875%, 10/1/29	690,000	574,657
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	354,159
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	875,000	736,846
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)(2)	800,000	587,280
Novelis Corp., 3.875%, 8/15/31(1)	251,000	187,761
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	211,185
United States Steel Corp., 6.875%, 3/1/29(2)	109,000	99,326
		2,751,214
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	426,000	392,478
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	312,000	234,094
		626,572
Multi-Utilities — 0.5%
Sempra Energy, VRN, 4.125%, 4/1/52	650,000	512,347
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	200,975
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	95,000	75,333
		276,308
9

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 9.9%
Antero Resources Corp., 7.625%, 2/1/29(1)	$244,000	$244,079
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	333,479
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	721,140
Callon Petroleum Co., 7.50%, 6/15/30(1)	250,000	219,363
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	980,260
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	646,268
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	437,083
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	707,879
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,000,000	978,840
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	321,877
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	343,717
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	294,682
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	300,000	286,930
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	337,131
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,197,828
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	501,230
Southwestern Energy Co., 5.70%, 1/23/25	76,000	74,509
Southwestern Energy Co., 5.375%, 3/15/30	850,000	767,724
		9,394,019
Pharmaceuticals — 3.4%
1375209 BC Ltd., 9.00%, 1/30/28	89,032	88,809
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	581,357
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	301,299
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	135,000	49,964
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	193,914
Bausch Health Cos., Inc., 11.00%, 9/30/28	158,158	128,108
Bausch Health Cos., Inc., 14.00%, 10/15/30	31,659	17,412
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	702,683
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	317,807
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	615,623
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	246,554
		3,243,530
Road and Rail — 1.0%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	140,000	130,162
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	459,523
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	407,695
		997,380
Software — 0.4%
NortonLifeLock, Inc., 6.75%, 9/30/27(1)	140,000	134,668
NortonLifeLock, Inc., 7.125%, 9/30/30(1)(2)	250,000	242,349
		377,017
Specialty Retail — 0.8%
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	671,655
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	78,618
		750,273
Technology Hardware, Storage and Peripherals — 1.0%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	590,000	483,487
10

	Principal Amount/Shares	Value
Seagate HDD Cayman, 3.125%, 7/15/29	$635,000	$466,716
		950,203
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	150,000	141,342
Wireless Telecommunication Services — 3.1%
Sprint Corp., 7.125%, 6/15/24	550,000	559,136
Sprint Corp., 7.625%, 2/15/25	280,000	287,500
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,009,142
T-Mobile USA, Inc., 3.50%, 4/15/31	994,000	836,868
Vodafone Group PLC, VRN, 4.125%, 6/4/81	290,000	201,466
		2,894,112
TOTAL CORPORATE BONDS (Cost $93,007,728)		79,059,742
EXCHANGE-TRADED FUNDS — 4.4%
iShares Broad USD High Yield Corporate Bond ETF(2)	30,600	1,028,772
iShares iBoxx High Yield Corporate Bond ETF(2)	13,400	956,626
SPDR Blackstone Senior Loan ETF(2)	27,500	1,123,925
SPDR Bloomberg Short Term High Yield Bond ETF(2)	44,700	1,062,966
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,620,314)		4,172,289
PREFERRED STOCKS — 2.8%
Banks — 0.8%
Barclays PLC, 4.375%	289,000	178,833
BNP Paribas SA, 7.75%(1)	265,000	245,205
ING Groep NV, 3.875%	465,000	304,505
		728,543
Capital Markets — 0.6%
Bank of New York Mellon Corp., 3.75%	755,000	585,125
Insurance — 0.3%
Allianz SE, 3.20%(1)	400,000	259,140
Trading Companies and Distributors — 1.1%
Air Lease Corp., 4.125%	745,000	513,094
Aircastle Ltd., 5.25%(1)	750,000	566,321
		1,079,415
TOTAL PREFERRED STOCKS (Cost $3,592,471)		2,652,223
BANK LOAN OBLIGATIONS(4) — 1.1%
Food and Staples Retailing — 0.3%
United Natural Foods, Inc., Term Loan B, 6.40%, (1-month SOFR plus 3.25%), 10/22/25	$325,916	321,750
Media†
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	67	64
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	454,250	437,359
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 6.36%, (1-month SOFR plus 3.75%), 3/1/29	355,000	324,761
TOTAL BANK LOAN OBLIGATIONS (Cost $1,131,196)		1,083,934
SHORT-TERM INVESTMENTS — 15.2%
Money Market Funds — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,097	13,097
11

	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(5)	7,820,940	$7,820,940
		7,834,037
Repurchase Agreements — 6.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,111,516), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,092,883)		1,092,623
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $5,572,308), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $5,464,343)		5,463,000
		6,555,623
TOTAL SHORT-TERM INVESTMENTS (Cost $14,389,660)		14,389,660
TOTAL INVESTMENT SECURITIES — 106.9% (Cost $116,741,369)		101,357,848
OTHER ASSETS AND LIABILITIES — (6.9)%		(6,530,780)
TOTAL NET ASSETS — 100.0%		$94,827,068

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,744,478, which represented 58.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,344,049. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,662,353, which includes securities collateral of $841,413.

See Notes to Financial Statements.
12

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $108,920,429) — including $8,344,049 of securities on loan	$93,536,908
Investment made with cash collateral received for securities on loan, at value (cost of $7,820,940)	7,820,940
Total investment securities, at value (cost of $116,741,369)	101,357,848
Receivable for investments sold	830,444
Receivable for capital shares sold	6,393
Interest and dividends receivable	1,281,338
Securities lending receivable	9,999
103,486,022

Liabilities
Payable for collateral received for securities on loan	7,820,940
Payable for investments purchased	655,635
Payable for capital shares redeemed	63,692
Accrued management fees	61,690
Distribution and service fees payable	3,128
Dividends payable	53,869
8,658,954

Net Assets	$94,827,068

Net Assets Consist of:
Capital paid in	$151,402,361
Distributable earnings	(56,575,293)
$94,827,068

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$77,141,773	16,350,189	$4.72
I Class	$5,686,740	1,202,535	$4.73
Y Class	$5,367	1,136	$4.72
A Class	$9,367,465	1,983,522	$4.72
C Class	$715,966	151,646	$4.72
R Class	$1,092,832	231,463	$4.72
R5 Class	$508,528	107,664	$4.72
R6 Class	$308,397	65,382	$4.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $4.94 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,613,914
Dividends	104,724
Securities lending, net	50,300
2,768,938

Expenses:
Management fees	397,253
Distribution and service fees:
A Class	13,412
C Class	3,725
R Class	2,756
Trustees' fees and expenses	3,621
420,767

Net investment income (loss)	2,348,171

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(3,023,433)
Change in net unrealized appreciation (depreciation) on investments	(11,142,635)

Net realized and unrealized gain (loss)	(14,166,068)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,817,897)

See Notes to Financial Statements.
14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$2,348,171	$5,534,697
Net realized gain (loss)	(3,023,433)	2,535,163
Change in net unrealized appreciation (depreciation)	(11,142,635)	(8,886,842)
Net increase (decrease) in net assets resulting from operations	(11,817,897)	(816,982)

Distributions to Shareholders
From earnings:
Investor Class	(1,961,245)	(3,978,645)
I Class	(167,153)	(286,588)
Y Class	(138)	(792,613)
A Class	(236,498)	(482,843)
C Class	(13,638)	(31,668)
R Class	(22,996)	(40,695)
R5 Class	(13,130)	(24,677)
R6 Class	(7,846)	(15,606)
Decrease in net assets from distributions	(2,422,644)	(5,653,335)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,056,027)	(15,577,018)

Net increase (decrease) in net assets	(23,296,568)	(22,047,335)

Net Assets
Beginning of period	118,123,636	140,170,971
End of period	$94,827,068	$118,123,636

See Notes to Financial Statements.
15

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

16

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,876,460	—	—	—	$4,876,460
Exchange-Traded Funds	2,944,480	—	—	—	2,944,480
Total Borrowings	$7,820,940	—	—	—	$7,820,940
Gross amount of recognized liabilities for securities lending transactions					$7,820,940
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

18

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.77%
I Class		0.1500% to 0.2100%	0.67%
Y Class		0.0500% to 0.1100%	0.57%
A Class		0.2500% to 0.3100%	0.77%
C Class		0.2500% to 0.3100%	0.77%
R Class		0.2500% to 0.3100%	0.77%
R5 Class		0.0500% to 0.1100%	0.57%
R6 Class		0.0000% to 0.0600%	0.52%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 were $17,977,023 and $26,424,221, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,497,680	$7,505,066	5,014,658	$28,633,607
Issued in reinvestment of distributions	335,450	1,670,181	598,483	3,406,113
Redeemed	(2,151,944)	(10,829,427)	(5,914,336)	(33,537,797)
	(318,814)	(1,654,180)	(301,195)	(1,498,077)
I Class
Sold	252,583	1,318,126	2,069,782	11,516,094
Issued in reinvestment of distributions	33,347	167,153	50,499	286,587
Redeemed	(1,521,706)	(7,975,034)	(605,533)	(3,395,355)
	(1,235,776)	(6,489,755)	1,514,748	8,407,326
Y Class
Sold	—	—	879,316	5,060,291
Issued in reinvestment of distributions	28	138	137,966	792,603
Redeemed	(1)	(4)	(4,720,979)	(26,756,348)
	27	134	(3,703,697)	(20,903,454)
A Class
Sold	31,323	157,187	187,232	1,062,588
Issued in reinvestment of distributions	44,218	220,360	79,549	453,079
Redeemed	(295,981)	(1,489,085)	(482,228)	(2,760,039)
	(220,440)	(1,111,538)	(215,447)	(1,244,372)
C Class
Sold	17,079	86,994	1,539	8,850
Issued in reinvestment of distributions	2,738	13,625	5,549	31,648
Redeemed	(19,027)	(95,177)	(71,211)	(407,297)
	790	5,442	(64,123)	(366,799)
R Class
Sold	61,805	314,569	98,160	561,378
Issued in reinvestment of distributions	4,593	22,840	7,044	40,088
Redeemed	(31,860)	(161,552)	(120,018)	(680,417)
	34,538	175,857	(14,814)	(78,951)
R5 Class
Sold	3,360	17,009	34,072	194,531
Issued in reinvestment of distributions	2,634	13,130	4,335	24,677
Redeemed	(6,956)	(35,268)	(16,328)	(93,543)
	(962)	(5,129)	22,079	125,665
R6 Class
Sold	3,628	18,248	21,910	124,880
Issued in reinvestment of distributions	1,577	7,846	2,744	15,606
Redeemed	(591)	(2,952)	(27,941)	(158,842)
	4,614	23,142	(3,287)	(18,356)
Net increase (decrease)	(1,736,023)	$(9,056,027)	(2,765,736)	$(15,577,018)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$79,059,742	—
Exchange-Traded Funds	$4,172,289	—	—
Preferred Stocks	—	2,652,223	—
Bank Loan Obligations	—	1,083,934	—
Short-Term Investments	7,834,037	6,555,623	—
	$12,006,326	$89,351,522	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$116,771,233
Gross tax appreciation of investments	$204,921
Gross tax depreciation of investments	(15,618,306)
Net tax appreciation (depreciation) of investments	$(15,413,385)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(3,279,961) and accumulated long-term capital losses of $(34,791,500), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$5.41	0.11	(0.68)	(0.57)	(0.12)	$4.72	(10.69)%	0.78%(4)	0.78%(4)	4.52%(4)	4.52%(4)	19%	$77,142
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	0.77%	3.90%	3.90%	83%	$90,165
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	0.78%	4.25%	4.25%	100%	$96,679
2020	$5.54	0.25	(0.51)	(0.26)	(0.26)	$5.02	(5.09)%	0.78%	0.81%	4.55%	4.52%	38%	$89,168
2019	$5.57	0.29	(0.03)	0.26	(0.29)	$5.54	4.91%	0.79%	0.86%	5.22%	5.15%	24%	$110,624
2018	$5.73	0.29	(0.15)(5)	0.14	(0.30)	$5.57	2.33%	0.83%	0.86%	5.03%	5.00%	20%	$110,940
I Class
2022(3)	$5.42	0.12	(0.69)	(0.57)	(0.12)	$4.73	(10.62)%	0.68%(4)	0.68%(4)	4.62%(4)	4.62%(4)	19%	$5,687
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	0.67%	4.00%	4.00%	83%	$13,220
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	0.68%	4.35%	4.35%	100%	$5,273
2020	$5.55	0.26	(0.52)	(0.26)	(0.26)	$5.03	(4.98)%	0.68%	0.71%	4.65%	4.62%	38%	$4,063
2019	$5.58	0.30	(0.03)	0.27	(0.30)	$5.55	5.01%	0.69%	0.76%	5.32%	5.25%	24%	$2,300
2018(6)	$5.75	0.29	(0.17)(5)	0.12	(0.29)	$5.58	2.11%	0.73%(4)	0.76%(4)	5.22%(4)	5.19%(4)	20%(7)	$4,356

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$5.42	0.12	(0.70)	(0.58)	(0.12)	$4.72	(10.76)%	0.58%(4)	0.58%(4)	4.72%(4)	4.72%(4)	19%	$5
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$6
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$21,131
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$10,819
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$5,727
2018(6)	$5.75	0.30	(0.17)(5)	0.13	(0.30)	$5.58	2.20%	0.63%(4)	0.66%(4)	5.51%(4)	5.48%(4)	20%(7)	$262
A Class
2022(3)	$5.41	0.11	(0.69)	(0.58)	(0.11)	$4.72	(10.80)%	1.03%(4)	1.03%(4)	4.27%(4)	4.27%(4)	19%	$9,367
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	1.02%	3.65%	3.65%	83%	$11,933
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	1.03%	4.00%	4.00%	100%	$13,798
2020	$5.55	0.24	(0.53)	(0.29)	(0.24)	$5.02	(5.50)%	1.03%	1.06%	4.30%	4.27%	38%	$11,314
2019	$5.58	0.28	(0.03)	0.25	(0.28)	$5.55	4.65%	1.04%	1.11%	4.97%	4.90%	24%	$11,868
2018	$5.73	0.28	(0.15)(5)	0.13	(0.28)	$5.58	2.25%	1.08%	1.11%	4.78%	4.75%	20%	$12,985

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$5.41	0.09	(0.69)	(0.60)	(0.09)	$4.72	(11.14)%	1.78%(4)	1.78%(4)	3.52%(4)	3.52%(4)	19%	$716
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	1.77%	2.90%	2.90%	83%	$816
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	1.78%	3.25%	3.25%	100%	$1,225
2020	$5.54	0.20	(0.52)	(0.32)	(0.20)	$5.02	(6.04)%	1.78%	1.81%	3.55%	3.52%	38%	$2,775
2019	$5.57	0.23	(0.02)	0.21	(0.24)	$5.54	3.87%	1.79%	1.86%	4.22%	4.15%	24%	$5,574
2018	$5.73	0.24	(0.16)(5)	0.08	(0.24)	$5.57	1.31%	1.83%	1.86%	4.03%	4.00%	20%	$8,275
R Class
2022(3)	$5.41	0.10	(0.69)	(0.59)	(0.10)	$4.72	(10.91)%	1.28%(4)	1.28%(4)	4.02%(4)	4.02%(4)	19%	$1,093
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	1.27%	3.40%	3.40%	83%	$1,066
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	1.28%	3.75%	3.75%	100%	$1,207
2020	$5.54	0.22	(0.51)	(0.29)	(0.23)	$5.02	(5.57)%	1.28%	1.31%	4.05%	4.02%	38%	$864
2019	$5.57	0.26	(0.02)	0.24	(0.27)	$5.54	4.39%	1.29%	1.36%	4.72%	4.65%	24%	$988
2018	$5.73	0.26	(0.15)(5)	0.11	(0.27)	$5.57	1.82%	1.33%	1.36%	4.53%	4.50%	20%	$1,039

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$5.42	0.12	(0.70)	(0.58)	(0.12)	$4.72	(10.76)%	0.58%(4)	0.58%(4)	4.72%(4)	4.72%(4)	19%	$509
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$588
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$494
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$1,013
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$1,656
2018	$5.73	0.29	(0.13)(5)	0.16	(0.31)	$5.58	2.72%	0.63%	0.66%	5.23%	5.20%	20%	$1,767
R6 Class
2022(3)	$5.41	0.12	(0.69)	(0.57)	(0.12)	$4.72	(10.57)%	0.53%(4)	0.53%(4)	4.77%(4)	4.77%(4)	19%	$308
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	0.52%	4.15%	4.15%	83%	$329
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	0.53%	4.50%	4.50%	100%	$365
2020	$5.54	0.27	(0.52)	(0.25)	(0.27)	$5.02	(4.85)%	0.53%	0.56%	4.80%	4.77%	38%	$160
2019	$5.57	0.30	(0.02)	0.28	(0.31)	$5.54	5.17%	0.54%	0.61%	5.47%	5.40%	24%	$190
2018	$5.73	0.30	(0.15)(5)	0.15	(0.31)	$5.57	2.58%	0.58%	0.61%	5.28%	5.25%	20%	$9,348

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)April 10, 2017 (commencement of sale) through March 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
28

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was at its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board
29

found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 2211

Semiannual Report

September 30, 2022

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Yields	Investor Class	A Class	C Class
7-Day Current Yield	2.56%	2.31%	1.81%
7-Day Effective Yield	2.60%	2.34%	1.83%

Portfolio at a Glance
Weighted Average Maturity	53 days
Weighted Average Life	89 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	68%
31-90 days	12%
91-180 days	9%
More than 180 days	11%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.30	$2.92	0.58%
A Class	$1,000	$1,004.30	$3.92	0.78%
C Class	$1,000	$1,002.70	$5.52	1.10%
Hypothetical
Investor Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,021.16	$3.95	0.78%
C Class	$1,000	$1,019.55	$5.57	1.10%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 46.6%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(2)	$10,800,000	$10,604,034
Alinghi Funding Co. LLC, 3.12%, 5/17/23 (LOC: UBS AG)(2)	9,750,000	9,565,985
ANZ New Zealand International Ltd., VRN, 3.54%, (SOFR plus 0.53%), 2/27/23(2)	16,000,000	15,999,745
Australia & New Zealand Banking Group Ltd., VRN, 3.37%, (SOFR plus 0.41%), 12/2/22(2)	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., VRN, 3.39%, (SOFR plus 0.43%), 12/23/22(2)	7,750,000	7,750,000
Banco Santander SA, 2.20%, 11/22/22(2)	7,000,000	7,000,000
Banco Santander SA, 3.34%, 12/1/22(2)	6,000,000	5,966,857
Banco Santander SA, VRN, 3.43%, (SOFR plus 0.45%), 11/10/22(2)	8,000,000	8,000,000
Bank of Montreal, 0.45%, 11/28/22	7,500,000	7,500,000
Bank of Montreal, 2.85%, 5/24/23	5,000,000	5,000,000
Bank of Montreal, VRN, 3.21%, (SOFR plus 0.25%), 1/12/23(2)	7,500,000	7,500,000
Barclays Bank PLC, 3.30%, 1/6/23(2)	25,000,000	24,784,444
Barclays Capital, Inc., 2.12%, 11/10/22(2)	10,000,000	9,977,000
Bedford Row Funding Corp., VRN, 3.46%, (SOFR plus 0.42%), 11/28/22 (LOC: Royal Bank of Canada)(2)	14,400,000	14,399,308
Bedford Row Funding Corp., VRN, 3.43%, (SOFR plus 0.47%), 4/18/23 (LOC: Royal Bank of Canada)(2)	15,000,000	15,000,000
BNP Paribas SA, VRN, 3.37%, (SOFR plus 0.41%), 12/13/22	32,500,000	32,500,000
CAFCO LLC, 3.09%, 11/8/22 (LOC: Citibank N.A.)	9,000,000	8,971,310
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(2)	9,000,000	9,000,000
Canadian Imperial Bank of Commerce, 3.66%, 5/2/23(2)	305,000	298,666
Canadian Imperial Bank of Commerce, VRN, 3.52%, (SOFR plus 0.56%), 7/7/23(2)	13,300,000	13,300,000
Charta LLC, 2.98%, 11/2/22 (LOC: Citibank N.A.)	17,500,000	17,454,733
Charta LLC, 4.02%, 1/9/23 (LOC: Citibank N.A.)	31,000,000	30,662,444
Chesham Finance Ltd. / Chesham Finance LLC, 3.10%, 10/3/22 (LOC: Nordea Bank Abp)(2)	10,500,000	10,498,215
Chesham Finance Ltd. / Chesham Finance LLC, 3.10%, 10/3/22 (LOC: Societe Generale SA)(2)	37,500,000	37,493,625
Chesham Finance Ltd. / Chesham Finance LLC, 3.10%, 10/3/22 (LOC: HSBC Bank PLC)(2)	60,000,000	59,989,800
Collateralized Commercial Paper FLEX Co. LLC, VRN, 3.16%, (SOFR plus 0.20%), 10/3/22 (LOC: J.P. Morgan Securities LLC)(2)	25,000,000	25,000,000
Collateralized Commercial Paper FLEX Co. LLC, VRN, 3.33%, (SOFR plus 0.37%), 3/14/23 (LOC: J.P. Morgan Securities LLC)(2)	10,000,000	10,000,000
Collateralized Commercial Paper V Co. LLC, VRN, 3.35%, (SOFR plus 0.39%), 10/12/22 (LOC: J.P. Morgan Securities LLC)	30,000,000	30,000,000
Commonwealth Bank of Australia, VRN, 3.31%, (SOFR plus 0.35%), 10/21/22(2)	10,000,000	10,000,000
Fairway Finance Co. LLC, VRN, 3.43%, (SOFR plus 0.47%), 1/27/23 (LOC: Bank of Montreal)(2)	21,000,000	21,000,000
Glencove Funding LLC, 2.62%, 10/6/22 (LOC: Standard Chartered Bank)(2)	11,100,000	11,096,038
Glencove Funding LLC, 3.22%, 11/30/22 (LOC: Standard Chartered Bank)(2)	6,500,000	6,465,875
GTA Funding LLC, 4.11%, 1/25/23 (LOC: Toronto-Dominion Bank)	2,500,000	2,467,778
GTA Funding LLC, 3.79%, 2/28/23 (LOC: Toronto-Dominion Bank)	5,599,000	5,513,382
JP Morgan Securities LLC, 4.07%, 6/6/23(2)	8,200,000	7,979,693
6

	Principal Amount	Value
Legacy Capital Co. LLC, Series A, VRN, 3.23%, (SOFR plus 0.27%), 12/28/22 (LOC: Macquarie Bank Ltd.)(2)	$18,500,000	$18,500,000
LMA-Americas LLC, 3.10%, 11/15/22 (LOC: Credit Agricole Corporate and Investment Bank)(2)	1,294,000	1,289,099
MetLife Short Term Funding LLC, 3.35%, 2/22/23	20,500,000	20,233,500
National Australia Bank Ltd., Series CPIB, VRN, 3.35%, (SOFR plus 0.39%), 11/10/22(2)	7,850,000	7,850,000
National Australia Bank Ltd., Series CPIB, VRN, 3.37%, (SOFR plus 0.41%), 12/5/22(2)	5,650,000	5,650,000
National Australia Bank Ltd., Series CPIB, VRN, 3.44%, (SOFR plus 0.48%), 12/29/22(2)	22,000,000	22,000,000
National Australia Bank Ltd., Series CPIB, VRN, 3.44%, (SOFR plus 0.48%), 1/3/23(2)	5,000,000	5,000,000
Nordea Bank Abp, 0.27%, 10/21/22	10,000,000	9,998,500
Nordea Bank Abp, 0.44%, 11/21/22	12,500,000	12,492,297
Old Line Funding LLC, 1.97%, 11/2/22 (LOC: Royal Bank of Canada)(2)	11,500,000	11,480,271
Royal Bank of Canada, 0.24%, 10/12/22(2)	9,750,000	9,749,285
Royal Bank of Canada, VRN, 3.21%, (SOFR plus 0.25%), 12/1/22(2)	4,980,000	4,980,000
Royal Bank of Canada, VRN, 3.39%, (SOFR plus 0.43%), 3/1/23(2)	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB, Series GLOB, VRN, 3.42%, (SOFR plus 0.44%), 12/27/22(2)	17,250,000	17,250,000
Svenska Handelsbanken AB, 0.35%, 11/1/22(2)	16,990,000	16,985,026
Svenska Handelsbanken AB, VRN, 3.38%, (SOFR plus 0.40%), 3/1/23(2)	27,000,000	27,000,000
Svenska Handelsbanken AB, VRN, 3.51%, (SOFR plus 0.53%), 5/19/23(2)	5,000,000	5,000,000
Toronto-Dominion Bank, 2.09%, 11/9/22(2)	5,000,000	4,988,950
Toronto-Dominion Bank, VRN, 3.48%, 3/6/23(2)	11,500,000	11,500,000
Toyota Credit de Puerto Rico Corp., VRN, 3.38%, (SOFR plus 0.40%), 10/28/22	21,000,000	21,000,000
UBS AG, VRN, 3.16%, (SOFR plus 0.20%), 10/14/22(2)	10,000,000	10,000,000
UBS AG, VRN, 3.61%, (SOFR plus 0.65%), 6/29/23(2)	20,500,000	20,500,000
UBS AG, VRN, 3.54%, (SOFR plus 0.58%), 9/22/23(2)	18,600,000	18,600,000
Versailles Commercial Paper LLC, VRN, 3.41%, (SOFR plus 0.45%), 10/11/22 (LOC: Natixis)(2)	10,000,000	10,000,000
Washington Morgan Capital Co. LLC, 2.65%, 10/27/22 (LOC: Goldman Sachs & Co.)(2)	15,000,000	14,971,833
Westpac Banking Corp., 0.27%, 10/12/22	15,500,000	15,498,721
Westpac Banking Corp., VRN, 3.51%, (SOFR plus 0.55%), 2/23/23(2)	7,500,000	7,499,981
TOTAL COMMERCIAL PAPER		856,256,395
CERTIFICATES OF DEPOSIT — 19.9%
Banco Santander SA, 3.34%, 12/21/22(2)	10,000,000	10,000,000
Bank of Montreal, VRN, 3.21%, (SOFR plus 0.25%), 3/1/23	7,000,000	7,000,000
Bank of Montreal, VRN, 3.57%, (SOFR plus 0.61%), 7/21/23	5,000,000	5,000,000
Bank of Montreal, VRN, 3.71%, (SOFR plus 0.75%), 8/1/23	17,500,000	17,500,000
Bank of Nova Scotia, VRN, 3.11%, (SOFR plus 0.15%), 10/21/22	15,000,000	14,999,666
Bank of Nova Scotia, VRN, 3.11%, (SOFR plus 0.15%), 10/28/22	9,000,000	8,999,662
Bank of Nova Scotia, VRN, 3.36%, (SOFR plus 0.40%), 12/5/22	13,500,000	13,500,000
Bayerische Landesbank, 3.19%, 11/3/22	150,000	150,007
Canadian Imperial Bank of Commerce, 3.96%, 8/15/23(2)	12,500,000	12,500,000
Canadian Imperial Bank of Commerce, 4.02%, 9/13/23(2)	18,500,000	18,500,000
Cooperatieve Rabobank UA, 3.71%, 5/31/23(2)	19,900,000	19,910,378
Cooperatieve Rabobank UA, VRN, 3.35%, (SOFR plus 0.39%), 12/29/22	36,000,000	36,000,000
7

	Principal Amount	Value
Credit Agricole Corporate & Investment Bank SA, 3.06%, 10/3/22 (LOC: Credit Agricole SA)(2)	$33,410,000	$33,410,000
Natixis SA, 0.30%, 10/21/22	1,000,000	998,617
Natixis SA, 3.21%, 1/4/23	334,000	331,791
Natixis SA, 3.81%, 3/6/23	19,000,000	19,000,000
Nordea Bank Abp, VRN, 3.30%, (SOFR plus 0.34%), 10/17/22	7,900,000	7,900,000
Royal Bank of Canada, 4.02%, 7/14/23(2)	18,100,000	18,100,000
Royal Bank of Canada, 4.22%, 9/1/23(2)	5,000,000	5,000,000
Royal Bank of Canada, 4.10%, 9/6/23(2)	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB, 3.27%, 12/19/22	1,500,000	1,499,999
Sumitomo Mitsui Trust Bank Ltd., 2.87%, 11/1/22(2)	17,750,000	17,750,000
Svenska Handelsbanken AB, VRN, 3.18%, (SOFR plus 0.20%), 1/25/23(2)	10,000,000	10,000,000
Svenska Handelsbanken AB, VRN, 3.45%, (SOFR plus 0.47%), 5/3/23(2)	10,000,000	10,000,000
Toronto-Dominion Bank, 0.39%, 12/14/22	10,500,000	10,500,000
Toronto-Dominion Bank, 0.40%, 12/16/22	5,500,000	5,500,000
Toronto-Dominion Bank, 3.75%, 6/16/23	7,500,000	7,500,000
Toronto-Dominion Bank, 4.07%, 7/18/23	340,000	337,983
Toronto-Dominion Bank, 4.00%, 8/14/23	12,500,000	12,500,000
Toronto-Dominion Bank, 4.25%, 9/8/23(2)	10,000,000	10,000,000
Toronto-Dominion Bank, 4.35%, 9/13/23(2)	5,500,000	5,500,000
Toronto-Dominion Bank, VRN, 3.44%, 2/24/23	6,000,000	6,000,000
TOTAL CERTIFICATES OF DEPOSIT		365,888,103
CORPORATE BONDS — 15.6%
12th & Yesler Owner LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	27,000,000	27,000,000
412 Madison LLC, VRDN, 3.15%, 10/7/22 (LOC: FNMA)	1,000,000	1,000,000
500 Columbia Place LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	7,000,000	7,000,000
Allen C Stonecipher Life Insurance Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	17,880,000	17,880,000
Anton Santa Cruz LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	5,990,000	5,990,000
Bellevue 10 Apartments LLC, VRDN, 3.18%, 10/10/22 (LOC: Northern Trust Company)	12,670,000	12,670,000
Canadian Imperial Bank of Commerce, VRN, 3.76%, (SOFR plus 0.80%), 3/17/23(2)	4,215,000	4,215,814
CG-USA Simi Valley LP, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	8,500,000	8,500,000
Champion Insurance Trust, VRDN, 3.17%, 10/7/22 (LOC: FHLB)	4,320,000	4,320,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 3.20%, 10/7/22 (LOC: FHLB)	15,090,000	15,090,000
DNB Bank ASA, VRN, 3.72%, (3-month LIBOR plus 0.62%), 12/2/22(2)	500,000	500,291
Fiore Capital LLC, VRDN, 3.35%, 10/7/22 (LOC: Wells Fargo Bank N.A.)	13,975,000	13,975,000
Foothill Garden NV Investors LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	10,950,000	10,950,000
General Secretariat of the Organization of American States, VRDN, 3.25%, 11/15/22 (LOC: Bank of America N.A.)	12,910,000	12,910,000
Gold River 659 LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	12,000,000	12,000,000
Hartsfield Family Trust 2021, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	5,210,000	5,210,000
JL Irrevocable Trust, VRDN, 3.20%, 10/7/22 (LOC: FHLB)	2,000,000	2,000,000
KDF Glenview LP, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 3.25%, 10/7/22 (LOC: Bank of the West)	1,980,000	1,980,000
8

	Principal Amount	Value
Labcon North America, VRDN, 3.25%, 10/7/22 (LOC: Bank of the West)	$5,910,000	$5,910,000
Ness Family Partners LP, VRDN, 3.25%, 10/7/22 (LOC: Bank of the West)	5,240,000	5,240,000
New Village Green LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	6,410,000	6,410,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	8,175,000	8,175,000
Nuveen Credit Strategies Income Fund, VRDN, 3.22%, 10/7/22 (LOC: Societe Generale SA)(2)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 3.22%, 10/7/22 (LOC: Sumitomo Mitsui Banking Corp.)(2)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 3.22%, 10/7/22 (LOC: Toronto-Dominion Bank)(2)	21,250,000	21,250,000
Shil Park Irrevocable Life Insurance Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	6,000,000	6,000,000
Skandinaviska Enskilda Banken AB, VRN, 3.88%, (3-month LIBOR plus 0.65%), 12/12/22(2)	4,000,000	4,000,740
Uptown Newport Building Owner LP, VRDN, 3.17%, 10/7/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	17,355,000	17,355,000
TOTAL CORPORATE BONDS		285,531,845
MUNICIPAL SECURITIES — 12.4%
Akron Bath Copley Joint Township Hospital District Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 3.15%, 10/7/22 (LOC: Truist Bank)	5,855,000	5,855,000
Alaska Housing Finance Corp. Rev., VRDN, 3.18%, 10/7/22	15,045,000	15,045,000
Commonwealth of Massachusetts GO, 0.28%, 11/1/22	800,000	798,135
Illinois Housing Development Authority Rev., VRDN, 3.10%, 10/7/22 (LOC: FHLB)(LIQ FAC: FHLB)	7,795,000	7,795,000
Illinois Housing Development Authority Rev., VRDN, 3.70%, 10/7/22 (SBBPA: FHLB)	12,700,000	12,700,000
Kansas City Rev., VRDN, 3.25%, 10/7/22 (LOC: JPMorgan Chase Bank N.A.)	1,875,000	1,875,000
Los Angeles Community College District GO, 3.80%, 2/1/23	8,500,000	8,500,000
Memphis Health Educational & Housing Facility Board Rev., (Pedcor Investments 2007-CIII LP), VRDN, 3.13%, 10/7/22 (LOC: U.S. Bank N.A.)	1,095,000	1,095,000
Metropolitan Water District of Southern California Rev., VRDN, 3.08%, 10/7/22 (SBBPA: PNC Bank N.A.)	14,625,000	14,625,000
Michigan Finance Authority Rev., (School Loan Revolving Fund), VRDN, 3.08%, 10/7/22 (LOC: PNC Bank N.A.)	8,000,000	8,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.34%, 11/4/22 (LOC: Mizuho Bank Ltd.)(LIQ FAC: Mizuho Capital Markets LLC)(2)	2,340,000	2,340,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.34%, 11/4/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	1,675,000	1,675,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.34%, 11/4/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	15,823,353	15,823,353
New York GO, 0.45%, 11/1/22	1,785,000	1,781,112
New York State Housing Finance Agency Rev., (29 Flatbush Associates LLC), VRDN, 3.43%, 10/7/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	6,635,000	6,635,000
New York State Housing Finance Agency Rev., (L&M 93rd Street LLC), VRDN, 3.15%, 10/7/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,100,000	1,100,000
Pasadena Public Financing Authority Rev., VRDN, 3.34%, 10/7/22 (SBBPA: Bank of the West)	11,935,000	11,935,000
South Dakota Housing Development Authority Rev., VRDN, 3.22%, 10/7/22 (SBBPA: South Dakota Housing Development Authority)	19,105,000	19,105,000
9

	Principal Amount	Value
St. Charles Parish Rev., (Randa Properties LLC), VRDN, 3.31%, 10/7/22 (LOC: Capital One N.A. and FHLB)	$1,345,000	$1,345,000
State of California Department of Water Resources, 2.85%, 10/6/22	1,293,000	1,292,963
Taxable Municipal Funding Trust Rev., VRDN, 3.30%, 11/4/22 (LOC: Barclays Bank PLC)(2)	31,240,000	31,240,000
Taxable Municipal Funding Trust Rev., VRDN, 3.30%, 11/4/22 (LOC: Barclays Bank PLC)(2)	16,327,000	16,327,000
Tender Option Bond Trust Receipts/Certificates COP, VRDN, 3.25%, 10/7/22 (LOC: Royal Bank of Canada)(2)	13,395,000	13,395,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.16%, 10/7/22 (LOC: Barclays Bank PLC)(2)	18,020,000	18,020,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.25%, 10/7/22 (LOC: Royal Bank of Canada)(2)	3,750,000	3,750,000
University of Massachusetts Building Authority Rev., 3.95%, 11/1/22	5,500,000	5,503,735
TOTAL MUNICIPAL SECURITIES		227,556,298
U.S. TREASURY SECURITIES(1) — 5.7%
U.S. Treasury Bills, 2.78%, 11/22/22	5,000,000	4,966,095
U.S. Treasury Bills, 2.75%, 11/29/22	8,750,000	8,712,732
U.S. Treasury Bills, 2.99%, 1/19/23	8,500,000	8,425,795
U.S. Treasury Bills, 1.30%, 1/26/23	4,925,000	4,905,075
U.S. Treasury Bills, 2.93%, 2/2/23	4,000,000	3,961,367
U.S. Treasury Bills, 3.58%, 3/16/23	9,000,000	8,857,935
U.S. Treasury Bills, 1.64%, 3/23/23	17,500,000	17,367,831
U.S. Treasury Bills, 1.93%, 4/20/23	17,500,000	17,319,104
U.S. Treasury Bills, 3.09%, 7/13/23	7,500,000	7,317,671
U.S. Treasury Bills, 3.32%, 7/13/23	12,500,000	12,196,119
U.S. Treasury Bills, 3.64%, 9/7/23	10,750,000	10,399,747
TOTAL U.S. TREASURY SECURITIES		104,429,471
TOTAL INVESTMENT SECURITIES — 100.2%		1,839,662,112
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,240,948)
TOTAL NET ASSETS — 100.0%		$1,835,421,164

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $996,171,306, which represented 54.3% of total net assets.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,839,662,112
Receivable for investments sold	1,305,000
Receivable for capital shares sold	3,296,051
Interest receivable	3,652,509
1,847,915,672

Liabilities
Disbursements in excess of demand deposit cash	53,664
Payable for investments purchased	10,000,000
Payable for capital shares redeemed	1,580,582
Accrued management fees	852,484
Distribution and service fees payable	7,778
12,494,508

Net Assets	$1,835,421,164

Net Assets Consist of:
Capital paid in	$1,835,451,506
Distributable earnings	(30,342)
$1,835,421,164

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,808,310,056	1,808,488,289	$1.00
A Class	$21,567,912	21,556,816	$1.00
C Class	$5,543,196	5,541,545	$1.00

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,685,050

Expenses:
Management fees	5,114,816
Distribution and service fees:
A Class	26,498
C Class	23,393
Trustees' fees and expenses	60,698
Other expenses	14,852
5,240,257
Fees waived	(73,066)
5,167,191

Net investment income (loss)	9,517,859

Net realized gain (loss) on investment transactions	(9,668)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,508,191

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$9,517,859	$168,539
Net realized gain (loss)	(9,668)	(15,353)
Net increase (decrease) in net assets resulting from operations	9,508,191	153,186

Distributions to Shareholders
From earnings:
Investor Class	(9,411,626)	(166,191)
A Class	(90,367)	(2,036)
C Class	(15,678)	(312)
Decrease in net assets from distributions	(9,517,671)	(168,539)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	99,584,554	20,976,515

Net increase (decrease) in net assets	99,575,074	20,961,162

Net Assets
Beginning of period	1,735,846,090	1,714,884,928
End of period	$1,835,421,164	$1,735,846,090

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the period ended September 30, 2022 was $59,999, $758 and $238 for Investor Class, A Class, and C Class, respectively. The effective annual management fee before and after waiver for each class for the period ended September 30, 2022 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2022 was $4,899 and $7,172 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.20% for the A Class and 0.52% for C Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

15

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $23,670,000 and $9,180,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	482,219,527	$482,219,527	877,620,928	$877,620,928
Issued in reinvestment of distributions	9,411,626	9,411,626	154,372	154,372
Redeemed	(390,900,819)	(390,900,819)	(862,412,849)	(862,412,849)
	100,730,334	100,730,334	15,362,451	15,362,451
A Class
Sold	3,221,810	3,221,810	6,447,835	6,447,835
Issued in reinvestment of distributions	90,367	90,367	1,954	1,954
Redeemed	(3,183,193)	(3,183,193)	(5,032,216)	(5,032,216)
	128,984	128,984	1,417,573	1,417,573
C Class
Sold	1,344,337	1,344,337	6,961,958	6,961,958
Issued in reinvestment of distributions	15,678	15,678	301	301
Redeemed	(2,634,779)	(2,634,779)	(2,765,768)	(2,765,768)
	(1,274,764)	(1,274,764)	4,196,491	4,196,491
Net increase (decrease)	99,584,554	$99,584,554	20,976,515	$20,976,515

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

16

6. Risk Factors

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(20,841), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022(2)	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.58%(4)	0.58%(4)	1.07%(4)	1.07%(4)	$1,808,310
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
2020	$1.00	0.02	—(3)	0.02	(0.02)	—(3)	(0.02)	$1.00	1.61%	0.58%	0.58%	1.58%	1.58%	$1,594,491
2019	$1.00	0.02	—(3)	0.02	(0.02)	0.00	(0.02)	$1.00	1.79%	0.58%	0.58%	1.78%	1.78%	$1,336,785
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.78%	0.58%	0.58%	0.77%	0.77%	$1,237,530
A Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.43%	0.78%(4)	0.83%(4)	0.87%(4)	0.82%(4)	$21,568
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	1.36%	0.83%	0.83%	1.33%	1.33%	$21,448
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.83%	0.83%	1.53%	1.53%	$19,847
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.65%	0.70%	0.83%	0.65%	0.52%	$24,012

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.27%	1.10%(4)	1.33%(4)	0.55%(4)	0.32%(4)	$5,543
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.85%	1.33%	1.33%	0.83%	0.83%	$23,253
2019	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.03%	1.33%	1.33%	1.03%	1.03%	$12,843
2018	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.40%	0.96%	1.33%	0.39%	0.02%	$12,067

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2022 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
20

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above the median of its peer group for the one-, three- and five-year periods, and below the median of its peer group for the ten-year period
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reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the
22

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 2211

Semiannual Report

September 30, 2022

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)
G Class (ASDOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	35.5%
U.S. Treasury Securities	26.7%
Collateralized Mortgage Obligations	7.7%
Asset-Backed Securities	7.5%
Collateralized Loan Obligations	7.1%
Commercial Mortgage-Backed Securities	2.3%
Bank Loan Obligations	2.1%
U.S. Government Agency Mortgage-Backed Securities	—*
Short-Term Investments	10.9%
Other Assets and Liabilities	0.2%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$977.00	$2.87	0.58%
I Class	$1,000	$977.50	$2.38	0.48%
A Class	$1,000	$976.70	$4.11	0.83%
C Class	$1,000	$973.10	$7.82	1.58%
R Class	$1,000	$975.50	$5.35	1.08%
R5 Class	$1,000	$977.90	$1.88	0.38%
R6 Class	$1,000	$978.20	$1.64	0.33%
G Class	$1,000	$980.70	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.16	$2.94	0.58%
I Class	$1,000	$1,022.66	$2.43	0.48%
A Class	$1,000	$1,020.91	$4.20	0.83%
C Class	$1,000	$1,017.15	$7.99	1.58%
R Class	$1,000	$1,019.65	$5.47	1.08%
R5 Class	$1,000	$1,023.16	$1.93	0.38%
R6 Class	$1,000	$1,023.41	$1.67	0.33%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 35.5%
Aerospace and Defense — 0.1%
Boeing Co., 1.43%, 2/4/24	$2,200,000	$2,091,172
Airlines — 0.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,165,385	2,978,105
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	3,980,000	3,722,496
		6,700,601
Automobiles — 3.2%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,574,848
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	5,500,000	4,880,795
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	884,947
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	4,965,430
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,689,593
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,594,004
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,400,665
Mercedes-Benz Finance North America LLC, 0.75%, 3/1/24(1)	5,500,000	5,183,858
Toyota Motor Credit Corp., 2.50%, 3/22/24	2,821,000	2,735,802
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,930,556
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(1)	4,000,000	3,981,703
		46,822,201
Banks — 5.6%
Banco Santander SA, VRN, 1.72%, 9/14/27	3,384,000	2,803,540
Bank of America Corp., VRN, 3.38%, 4/2/26	1,630,000	1,540,517
Bank of America Corp., VRN, 1.32%, 6/19/26	4,375,000	3,887,172
Bank of America Corp., VRN, 1.73%, 7/22/27	1,356,000	1,164,661
Bank of America Corp., VRN, 4.95%, 7/22/28	3,325,000	3,198,222
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	1,947,000	1,612,882
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,538,084
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	1,600,000	1,546,271
Citigroup, Inc., VRN, 2.01%, 1/25/26	3,036,000	2,792,309
Citigroup, Inc., VRN, 3.11%, 4/8/26	2,700,000	2,532,557
Citigroup, Inc., VRN, 5.61%, 9/29/26	3,690,000	3,672,206
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	4,796,047
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	3,265,000	3,151,412
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	862,000	809,983
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	785,000	774,668
FNB Corp., 2.20%, 2/24/23	530,000	522,721
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	5,262,000	4,974,707
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	2,325,000	2,225,465
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	2,270,000	2,146,865
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	3,820,000	3,505,756
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	2,362,000	2,009,572
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	2,818,050
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	1,844,000	1,561,434
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	2,265,000	2,177,810
Mitsubishi UFJ Financial Group, Inc., VRN, 5.35%, 9/13/28	4,090,000	3,991,745
6

	Principal Amount/Shares	Value
NatWest Group PLC, VRN, 5.52%, 9/30/28	$2,270,000	$2,157,297
Nordea Bank Abp, 4.75%, 9/22/25(1)	3,075,000	3,027,143
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)	2,322,000	2,236,166
Synchrony Bank, 5.40%, 8/22/25	4,425,000	4,318,279
Toronto-Dominion Bank, 4.11%, 6/8/27	2,325,000	2,195,060
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	4,455,000	3,821,285
Wells Fargo & Co., VRN, 4.54%, 8/15/26	871,000	843,099
		83,352,985
Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,586,541
Biotechnology — 0.8%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,658,999
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	4,761,850
CSL Finance PLC, 3.85%, 4/27/27(1)	2,500,000	2,369,155
		11,790,004
Capital Markets — 2.0%
Bank of New York Mellon Corp., VRN, 4.41%, 7/24/26	4,020,000	3,930,847
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,500,000	4,014,150
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	8,190,000	7,786,500
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	2,709,000	2,582,516
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,033,000	884,688
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	1,025,000	890,483
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	991,357
Morgan Stanley, VRN, 0.79%, 5/30/25	1,570,000	1,445,979
Morgan Stanley, VRN, 1.16%, 10/21/25	3,118,000	2,843,429
Morgan Stanley, VRN, 2.63%, 2/18/26	2,538,000	2,366,702
Owl Rock Capital Corp., 3.40%, 7/15/26	461,000	396,071
Owl Rock Core Income Corp., 3.125%, 9/23/26	791,000	665,856
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,672,000	1,406,616
		30,205,194
Chemicals — 0.2%
Sherwin-Williams Co., 4.25%, 8/8/25	2,944,000	2,876,438
Construction and Engineering — 0.2%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,655,687
Consumer Finance — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	2,002,000	1,902,911
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	1,891,000	1,729,274
American Express Co., 3.95%, 8/1/25	4,730,000	4,584,063
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	838,000	750,565
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,862,838
Capital One Financial Corp., VRN, 4.99%, 7/24/26	610,000	596,694
OneMain Finance Corp., 8.25%, 10/1/23	4,005,000	4,055,379
		16,481,724
Containers and Packaging — 0.9%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,009,992
Berry Global, Inc., 0.95%, 2/15/24	5,200,000	4,889,243
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	7,899,618
		13,798,853
Diversified Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	869,967
7

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.10%, 2/15/28	$3,000,000	$2,799,895
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	4,040,000	3,391,479
Telecom Italia SpA, 5.30%, 5/30/24(1)	4,225,000	3,996,195
		10,187,569
Electric Utilities — 2.7%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,790,997
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,788,591
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,470,737
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,563,277
Entergy Louisiana LLC, 0.62%, 11/17/23	3,023,000	2,892,514
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	7,000,000	6,894,292
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	3,000,000	2,958,958
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,193,997
		39,553,363
Electronic Equipment, Instruments and Components — 0.3%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	4,905,899
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	3,837,373
Entertainment — 0.3%
Netflix, Inc., 5.875%, 11/15/28	1,465,000	1,433,180
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	1,215,000	1,148,287
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	2,017,000	1,807,128
		4,388,595
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp., 3.65%, 3/15/27	889,000	814,101
Brixmor Operating Partnership LP, 3.65%, 6/15/24	5,200,000	5,025,650
Mid-America Apartments LP, 3.60%, 6/1/27	5,420,000	5,034,624
Sabra Health Care LP, 5.125%, 8/15/26	4,200,000	3,945,832
SBA Tower Trust, 3.45%, 3/15/48(1)	6,138,000	6,082,700
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,673,450
		27,576,357
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	990,100
Food Products — 0.4%
Conagra Brands, Inc., 4.60%, 11/1/25	3,000,000	2,932,912
Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25(1)	2,476,000	2,425,052
Mondelez International, Inc., 2.125%, 3/17/24	904,000	868,654
		6,226,618
Gas Utilities — 0.6%
Atmos Energy Corp., 0.625%, 3/9/23	3,750,000	3,691,036
CenterPoint Energy Resources Corp., 0.70%, 3/2/23	5,000,000	4,909,142
		8,600,178
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 1.32%, 11/29/24	7,000,000	6,468,625
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,628,339
		10,096,964
Health Care Providers and Services — 1.4%
Centene Corp., 4.25%, 12/15/27	8,370,000	7,673,825
HCA, Inc., 5.00%, 3/15/24	2,800,000	2,783,400
8

	Principal Amount/Shares	Value
Humana, Inc., 0.65%, 8/3/23	$6,725,000	$6,496,115
Universal Health Services, Inc., 1.65%, 9/1/26(1)	4,387,000	3,681,599
		20,634,939
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 1.30%, 10/1/23	5,000,000	4,812,085
International Game Technology PLC, 6.50%, 2/15/25(1)	2,061,000	2,058,918
		6,871,003
Insurance — 1.5%
Athene Global Funding, 2.51%, 3/8/24(1)	3,750,000	3,584,959
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	2,482,000	2,158,627
GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	2,898,482
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	2,326,000	2,139,772
Met Tower Global Funding, 1.25%, 9/14/26(1)	2,741,000	2,360,425
SBL Holdings, Inc., 5.125%, 11/13/26(1)	9,875,000	9,018,028
		22,160,293
IT Services — 0.2%
Global Payments, Inc., 3.75%, 6/1/23	689,000	682,948
International Business Machines Corp., 3.30%, 5/15/26	2,310,000	2,178,213
		2,861,161
Leisure Products — 0.2%
Brunswick Corp., 0.85%, 8/18/24	4,000,000	3,686,667
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	4,897,556
PerkinElmer, Inc., 0.85%, 9/15/24	5,000,000	4,640,912
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	5,250,000	4,886,655
		14,425,123
Machinery — 1.3%
Caterpillar Financial Services Corp., 3.40%, 5/13/25	5,580,000	5,398,714
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,386,426
John Deere Capital Corp., 3.40%, 6/6/25	4,660,000	4,509,253
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,893,955
		19,188,348
Media — 0.1%
Cox Communications, Inc., 3.15%, 8/15/24(1)	966,000	925,535
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	1,956,103
Multi-Utilities — 0.9%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,497,597
DTE Energy Co., VRN, 4.22%, 11/1/24	3,006,000	2,950,930
Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,678,777
Sempra Energy, 3.30%, 4/1/25	3,006,000	2,863,320
		13,990,624
Multiline Retail — 0.4%
7-Eleven, Inc., 0.80%, 2/10/24(1)	6,000,000	5,676,205
Oil, Gas and Consumable Fuels — 1.1%
Enbridge, Inc., VRN, 3.30%, 2/16/24	5,500,000	5,442,473
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,538,624
HF Sinclair Corp., 2.625%, 10/1/23(1)	1,350,000	1,307,217
Petroleos Mexicanos, 3.50%, 1/30/23	2,050,000	2,025,554
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,140,000	1,065,257
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	721,463
		16,100,588
9

	Principal Amount/Shares	Value
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	$5,000,000	$4,646,378
Personal Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(1)	3,236,000	3,057,442
Pharmaceuticals — 0.7%
Royalty Pharma PLC, 0.75%, 9/2/23	6,220,000	5,959,223
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,450,577
		10,409,800
Road and Rail — 0.7%
DAE Funding LLC, 1.55%, 8/1/24(1)	2,618,000	2,393,929
DAE Funding LLC, 2.625%, 3/20/25(1)	3,925,000	3,603,146
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,700,000	2,669,268
XPO Logistics, Inc., 6.25%, 5/1/25(1)	2,261,000	2,270,519
		10,936,862
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,680,000	1,547,726
Intel Corp., 3.75%, 8/5/27	2,270,000	2,158,152
		3,705,878
Specialty Retail — 0.2%
Lowe's Cos., Inc., 4.40%, 9/8/25	2,487,000	2,450,868
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	2,285,000	2,296,512
Thrifts and Mortgage Finance — 0.3%
Nationwide Building Society, 4.85%, 7/27/27(1)	5,196,000	4,940,406
Trading Companies and Distributors — 0.4%
Air Lease Corp., 2.75%, 1/15/23	3,745,000	3,724,077
Aircastle Ltd., 5.25%, 8/11/25(1)	1,695,000	1,597,167
		5,321,244
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,378,653
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.125%, 6/15/24	3,975,000	4,041,025
Sprint Corp., 7.625%, 2/15/25	3,455,000	3,547,550
T-Mobile USA, Inc., 4.75%, 2/1/28	2,255,000	2,132,722
		9,721,297
TOTAL CORPORATE BONDS (Cost $557,537,039)		525,936,312
U.S. TREASURY SECURITIES — 26.7%
U.S. Treasury Notes, 1.50%, 2/29/24	20,000,000	19,237,109
U.S. Treasury Notes, 2.25%, 3/31/24	10,000,000	9,701,562
U.S. Treasury Notes, 3.00%, 6/30/24	40,000,000	39,133,594
U.S. Treasury Notes, 0.375%, 9/15/24	10,000,000	9,277,734
U.S. Treasury Notes, 1.50%, 9/30/24	40,000,000	37,927,344
U.S. Treasury Notes, 1.75%, 12/31/24	5,000,000	4,738,477
U.S. Treasury Notes, 1.125%, 1/15/25	40,000,000	37,273,438
U.S. Treasury Notes, 1.50%, 2/15/25(2)	85,000,000	79,694,140
U.S. Treasury Notes, 1.75%, 3/15/25	10,000,000	9,417,969
U.S. Treasury Notes, 2.625%, 4/15/25	10,000,000	9,605,078
U.S. Treasury Notes, 2.875%, 6/15/25	25,000,000	24,114,258
U.S. Treasury Notes, 2.75%, 6/30/25	60,000,000	57,682,031
U.S. Treasury Notes, 3.125%, 8/15/25	10,000,000	9,694,141
10

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.50%, 9/15/25	$15,000,000	$14,695,312
U.S. Treasury Notes, 3.00%, 9/30/25	35,000,000	33,787,305
TOTAL U.S. TREASURY SECURITIES (Cost $408,348,397)		395,979,492
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Private Sponsor Collateralized Mortgage Obligations — 5.3%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	196,001	194,775
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(1)	394,573	383,674
Angel Oak Mortgage Trust, Series 2021-3, Class A3, VRN, 1.46%, 5/25/66(1)	3,096,918	2,583,799
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1 SEQ, VRN, 5.40%, 11/25/48(1)	4,700,000	4,508,685
Angel Oak Mortgage Trust LLC, Series 2019-1, Class M1 SEQ, VRN, 4.50%, 11/25/48(1)	1,971,000	1,931,588
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,374,097	1,190,786
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	1,087,827	945,921
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	145,589	141,573
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 7.83%, (1-month LIBOR plus 4.75%), 10/25/27(1)	500,000	500,473
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 5.98%, (1-month LIBOR plus 2.90%), 4/25/28(1)	2,662,730	2,654,438
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	3,475,000	3,117,527
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A2 SEQ, VRN, 5.50%, 7/25/62(1)	3,950,000	3,843,635
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ, 3.08%, 7/25/49(1)	773,050	722,986
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	343,868	334,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	822	737
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	734,708	682,559
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(1)	3,392,673	2,669,537
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(1)	3,739,319	3,088,066
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	2,236,813	1,777,916
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(1)	4,898,798	4,614,563
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	39,829	37,547
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.00%, 1/25/35	31,635	30,794
Home RE Ltd., Series 2018-1, Class M2, VRN, 6.08%, (1-month LIBOR plus 3.00%), 10/25/28(1)	3,678,095	3,644,579
Home RE Ltd., Series 2020-1, Class M1C, VRN, 7.23%, (1-month LIBOR plus 4.15%), 10/25/30(1)	1,287,676	1,291,021
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,675,000	1,636,195
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(1)	1,392,256	1,164,337
11

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.82%, 10/25/29(1)	$114,039	$107,652
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	428,135	412,120
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	3,344,087	2,828,026
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A2, VRN, 2.77%, 5/25/52(1)	5,952,111	4,668,680
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	130,103	123,530
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	134,710	128,185
PRKCM Trust, Series 2021-AFC1, Class A3 SEQ, VRN, 2.07%, 8/25/56(1)	6,228,240	5,191,676
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 4.13%, (30-day average SOFR plus 1.85%), 11/25/31(1)	3,852,927	3,751,613
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	36,009	35,283
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 8.68%, (1-month LIBOR plus 5.60%), 10/25/30(1)	2,098,258	2,104,174
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 6.48%, (1-month LIBOR plus 3.40%), 8/25/33(1)	2,532,004	2,531,782
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 6.98%, (1-month LIBOR plus 3.90%), 8/25/33(1)	4,000,000	3,985,507
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	323,991	319,272
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(1)	4,632,919	4,448,173
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, 2.72%, 1/25/60(1)	3,447,992	3,335,741
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	1,285,279	1,276,084
		78,940,023
U.S. Government Agency Collateralized Mortgage Obligations — 2.4%
FHLMC, Series 2018-HRP1, Class M2, VRN, 4.73%, (1-month LIBOR plus 1.65%), 4/25/43(1)	405,202	404,415
FHLMC, Series 2019-DNA3, Class M2, VRN, 5.13%, (1-month LIBOR plus 2.05%), 7/25/49(1)	1,944,958	1,918,610
FHLMC, Series 2019-HQA3, Class M2, VRN, 4.93%, (1-month LIBOR plus 1.85%), 9/25/49(1)	2,409,323	2,364,643
FHLMC, Series 2020-HQA3, Class M2, VRN, 6.68%, (1-month LIBOR plus 3.60%), 7/25/50(1)	543,726	543,638
FHLMC, Series 2020-HQA4, Class M2, VRN, 6.23%, (1-month LIBOR plus 3.15%), 9/25/50(1)	130,372	130,543
FHLMC, Series 2021-HQA3, Class M1, VRN, 3.13%, (30-day average SOFR plus 0.85%), 9/25/41(1)	6,599,454	6,368,264
FHLMC, Series 2022-DNA3, Class M1A, VRN, 4.28%, (30-day average SOFR plus 2.00%), 4/25/42(1)	3,454,011	3,421,272
FHLMC, Series 2022-DNA6, Class M1A, VRN, 4.44%, (30-day average SOFR plus 2.15%), 9/25/42(1)	3,200,000	3,182,251
FNMA, Series 2006-60, Class KF, VRN, 3.38%, (1-month LIBOR plus 0.30%), 7/25/36	353,071	348,966
FNMA, Series 2009-33, Class FB, VRN, 3.90%, (1-month LIBOR plus 0.82%), 3/25/37	344,241	347,623
FNMA, Series 2014-C01, Class M2, VRN, 7.48%, (1-month LIBOR plus 4.40%), 1/25/24	4,772,902	4,840,694
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	423,726	422,777
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	10,753,014	2,063,395
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	7,696,649	1,478,850
12

	Principal Amount/Shares	Value
FNMA, Series 2017-C07, Class 1EB2, VRN, 4.08%, (1-month LIBOR plus 1.00%), 5/25/30	$1,842,619	$1,827,890
FNMA, Series 2022-R03, Class 1M1, VRN, 4.38%, (30-day average SOFR plus 2.10%), 3/25/42(1)	2,305,293	2,279,288
FNMA, Series 2022-R09, Class 2M1, VRN, 4.78%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,350,000	2,351,236
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,625,133	546,431
		34,840,786
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,344,545)		113,780,809
ASSET-BACKED SECURITIES — 7.5%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,291,044
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)	4,074,840	3,873,653
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,346,455	1,767,709
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	2,562,969	2,280,998
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	6,296,045	5,145,012
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)	1,254,000	1,120,511
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	7,200,624
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)	2,591,875	2,481,871
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(1)	2,300,000	2,049,321
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	3,100,000	2,773,919
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	4,300,000	3,614,480
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	5,900,000	5,144,360
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(1)	3,460,496	3,095,199
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(1)	2,782,688	2,408,434
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	389,121	355,668
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	683,899	660,732
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	6,261,119	5,074,538
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,720,015	4,604,457
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	4,726,874	3,886,275
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	951,547	892,844
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,612,652	2,351,434
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,150,262
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(1)	2,937,000	2,623,460
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(1)	7,550,000	6,685,528
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	2,600,000	2,188,393
13

	Principal Amount/Shares	Value
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	$2,000,000	$1,671,050
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	343,044	334,006
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	216,157	208,074
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	265,303	248,912
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	848,458	778,438
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	3,056,099	2,513,376
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	7,733,581	7,640,635
START II Ltd., Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	3,316,518	2,943,280
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	6,711,642	5,365,791
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	3,077,744	2,735,681
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	3,446,898
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,492,704
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	217,397	210,457
TOTAL ASSET-BACKED SECURITIES (Cost $127,713,306)		110,310,028
COLLATERALIZED LOAN OBLIGATIONS — 7.1%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 4.43%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,092,615
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 5.03%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,158,698
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 6.38%, (3-month LIBOR plus 3.60%), 7/25/29(1)	2,500,000	2,288,929
BDS Ltd., Series 2020-FL6, Class E, VRN, 5.65%, (30-day average SOFR plus 3.36%), 9/15/35(1)	3,186,000	3,039,149
BDS Ltd., Series 2021-FL7, Class C, VRN, 4.69%, (1-month LIBOR plus 1.70%), 6/16/36(1)	4,800,000	4,575,486
BXMT Ltd., Series 2020-FL2, Class D, VRN, 4.99%, (1-month SOFR plus 2.06%), 2/15/38(1)	3,995,000	3,758,325
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 5.12%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,150,000	2,026,617
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.40%), 11/22/33(1)	1,647,267	1,635,702
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,796,704
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 4.61%, (3-month LIBOR plus 1.90%), 1/20/30(1)	11,000,000	10,150,012
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 5.43%, (3-month LIBOR plus 2.95%), 1/14/28(1)	2,195,000	2,121,694
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 7.83%, (3-month LIBOR plus 4.85%), 2/20/28(1)	5,500,000	5,500,275
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 4.46%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,000,000	4,628,485
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,267,008
PFP Ltd., Series 2021-8, Class D, VRN, 5.09%, (1-month LIBOR plus 2.15%), 8/9/37(1)	3,500,000	3,258,016
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 6.93%, (1-month LIBOR plus 3.85%), 2/25/35(1)	4,250,000	4,206,193
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 4.68%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	7,956,679
14

	Principal Amount/Shares	Value
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 4.98%, (1-month LIBOR plus 1.90%), 7/25/36(1)	$2,000,000	$1,876,514
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 4.61%, (3-month LIBOR plus 1.90%), 12/28/29(1)	5,175,000	4,741,292
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 4.61%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,000,000	2,785,460
TCP Waterman CLO LLC, Series 2017-1A, Class BR, VRN, 4.88%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	7,888,026
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.81%, (3-month LIBOR plus 3.04%), 4/26/28(1)	1,500,000	1,436,905
TRTX Issuer Ltd., Series 2019-FL3, Class A, VRN, 4.19%, (1-month SOFR plus 1.26%), 10/15/34(1)	842,425	840,463
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 5.11%, (3-month LIBOR plus 2.40%), 9/15/30(1)	2,000,000	1,879,682
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 4.81%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	9,576,227
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(1)	2,125,000	2,040,349
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $111,323,359)		105,525,505
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 4.98%, (1-month LIBOR plus 2.16%), 11/15/34(1)	4,370,000	3,936,180
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 4.97%, (1-month LIBOR plus 2.15%), 5/15/36(1)	3,703,000	3,582,920
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 4.02%, (1-month LIBOR plus 1.03%), 12/19/30(1)	4,189,000	4,077,993
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	3,575,000	3,493,647
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 5.17%, (1-month LIBOR plus 2.35%), 3/15/38(1)	3,088,492	2,841,638
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, VRN, 4.77%, (1-month LIBOR plus 1.95%), 11/15/34(1)	2,326,000	2,304,506
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,386,476
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	6,380,762	5,880,293
SMRT, Series 2022-MINI, Class C, VRN, 4.40%, (1-month SOFR plus 1.55%), 1/15/39(1)	4,500,000	4,253,056
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,318,114)		33,756,709
BANK LOAN OBLIGATIONS(3) — 2.1%
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., Term Loan B, 6.40%, (1-month SOFR plus 3.25%), 10/22/25	6,380,401	6,298,827
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, 5.37%, (1-month LIBOR plus 2.25%), 11/8/27	3,428,708	3,346,745
Health Care Providers and Services — 0.6%
Change Healthcare Holdings LLC, 2017 Term Loan B, 7.75%, (Prime rate plus 1.50%), 3/1/24	8,459,468	8,444,199
Media†
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	98	94
Pharmaceuticals — 0.9%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	5,292,525	5,095,722
15

	Principal Amount/Shares	Value
Jazz Financing Lux S.a.r.l., USD Term Loan, 6.62%, (1-month LIBOR plus 3.50%), 5/5/28	$7,773,981	$7,528,946
		12,624,668
TOTAL BANK LOAN OBLIGATIONS (Cost $31,341,364)		30,714,533
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.94%, (1-year H15T1Y plus 2.25%), 9/1/35	127,578	130,353
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.87%), 7/1/36	16,688	16,961
FHLMC, VRN, 3.60%, (12-month LIBOR plus 1.87%), 7/1/41	47,057	48,036
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	60,548	60,531
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	85,800	87,792
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	39,905	40,837
		384,510
Fixed-Rate U.S. Government Agency Mortgage-Backed Security†
FNMA, 3.50%, 3/1/34	94,714	89,795
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $487,508)		474,305
SHORT-TERM INVESTMENTS — 10.9%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	528,975	528,975
Repurchase Agreements — 4.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $10,868,502), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $10,686,305)		10,683,759
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 2.875%, 7/31/28 - 5/31/29, valued at $54,520,061), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $53,464,140)		53,451,000
		64,134,759
Treasury Bills(4) — 6.5%
U.S. Treasury Bills, 3.25%, 7/13/23	$10,000,000	9,708,844
U.S. Treasury Bills, 4.01%, 9/7/23	90,000,000	86,740,304
		96,449,148
TOTAL SHORT-TERM INVESTMENTS (Cost $161,182,491)		161,112,882
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,553,596,123)		1,477,590,575
OTHER ASSETS AND LIABILITIES — 0.2%		2,734,244
TOTAL NET ASSETS — 100.0%		$1,480,324,819

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,275	December 2022	$261,873,048	$(2,202,133)
^Amount represents value and unrealized appreciation (depreciation).

16

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	122	December 2022	$13,671,625	$428,497
U.S. Treasury 10-Year Ultra Notes	99	December 2022	11,729,953	442,412
U.S. Treasury 5-Year Notes	1,234	December 2022	132,664,641	3,063,014
U.S. Treasury Long Bonds	63	December 2022	7,963,594	374,908
U.S. Treasury Ultra Bonds	6	December 2022	822,000	41,051
			$166,851,813	$4,349,882
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$60,390,000	$(2,891,686)	$3,108,614	$216,928
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$30,195,000	(31,297)	689,954	658,657
					$(2,922,983)	$3,798,568	$875,585
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

17

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $486,369,707, which represented 32.9% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,245,999.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,553,596,123)	$1,477,590,575
Cash	57,129
Receivable for investments sold	3,603,235
Receivable for capital shares sold	499,909
Receivable for variation margin on futures contracts	286,790
Receivable for variation margin on swap agreements	126,359
Interest receivable	6,203,251
1,488,367,248

Liabilities
Payable for investments purchased	4,290,054
Payable for capital shares redeemed	3,428,916
Accrued management fees	279,206
Distribution and service fees payable	7,691
Dividends payable	36,562
8,042,429

Net Assets	$1,480,324,819

Net Assets Consist of:
Capital paid in	$1,591,289,938
Distributable earnings	(110,965,119)
$1,480,324,819

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$353,211,973	36,291,299	$9.73
I Class	$220,096,919	22,618,859	$9.73
A Class	$20,861,384	2,143,961	$9.73
C Class	$3,718,339	381,917	$9.74
R Class	$734,457	75,418	$9.74
R5 Class	$15,569,852	1,599,993	$9.73
R6 Class	$48,355,802	4,973,465	$9.72
G Class	$817,776,093	84,094,621	$9.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.95 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,842,182
Expenses:
Management fees	3,218,333
Distribution and service fees:
A Class	25,531
C Class	22,275
R Class	1,644
Trustees' fees and expenses	53,199
Other expenses	24,141
3,345,123
Fees waived(1)	(1,460,392)
1,884,731

Net investment income (loss)	19,957,451

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(45,928,184)
Futures contract transactions	8,699,701
Swap agreement transactions	4,179,296
(33,049,187)

Change in net unrealized appreciation (depreciation) on:
Investments	(19,105,437)
Futures contracts	(1,975,642)
Swap agreements	1,979,850
(19,101,229)

Net realized and unrealized gain (loss)	(52,150,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,192,965)
(1)Amount consists of $12,180, $7,395, $684, $132, $25, $529, $1,570 and $1,437,877 for Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$19,957,451	$29,539,338
Net realized gain (loss)	(33,049,187)	3,162,420
Change in net unrealized appreciation (depreciation)	(19,101,229)	(63,519,815)
Net increase (decrease) in net assets resulting from operations	(32,192,965)	(30,818,057)

Distributions to Shareholders
From earnings:
Investor Class	(3,760,284)	(7,378,142)
I Class	(2,318,795)	(4,722,948)
A Class	(181,281)	(366,225)
C Class	(22,048)	(41,642)
R Class	(5,063)	(11,891)
R5 Class	(180,586)	(384,301)
R6 Class	(551,192)	(1,780,399)
G Class	(11,374,294)	(24,442,079)
Decrease in net assets from distributions	(18,393,543)	(39,127,627)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(113,278,313)	30,371,269

Net increase (decrease) in net assets	(163,864,821)	(39,574,415)

Net Assets
Beginning of period	1,644,189,640	1,683,764,055
End of period	$1,480,324,819	$1,644,189,640

See Notes to Financial Statements.
21

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

22

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 47% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. Effective August 1, 2022, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2022 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2825% to 0.4000%	0.2500% to 0.3100%	0.58%	0.57%
I Class		0.1500% to 0.2100%	0.48%	0.47%
A Class		0.2500% to 0.3100%	0.58%	0.57%
C Class		0.2500% to 0.3100%	0.58%	0.57%
R Class		0.2500% to 0.3100%	0.58%	0.57%
R5 Class		0.0500% to 0.1100%	0.38%	0.37%
R6 Class		0.0000% to 0.0600%	0.33%	0.32%
G Class		0.0000% to 0.0600%	0.33%	0.00%

24

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $1,178,936,281, of which $820,304,465 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $1,425,392,104, of which $913,975,345 represented U.S. Treasury and Government Agency obligations.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,307,473	$22,920,215	7,051,165	$73,588,309
Issued in reinvestment of distributions	374,273	3,705,000	700,524	7,280,412
Redeemed	(5,022,593)	(49,807,710)	(5,773,347)	(59,996,138)
	(2,340,847)	(23,182,495)	1,978,342	20,872,583
I Class
Sold	6,310,106	62,651,678	19,744,816	205,656,508
Issued in reinvestment of distributions	227,285	2,249,054	438,958	4,558,769
Redeemed	(8,058,003)	(80,390,609)	(12,504,878)	(129,285,038)
	(1,520,612)	(15,489,877)	7,678,896	80,930,239
A Class
Sold	303,122	2,993,362	639,216	6,677,597
Issued in reinvestment of distributions	13,678	135,315	24,100	250,323
Redeemed	(288,322)	(2,867,951)	(783,186)	(8,164,118)
	28,478	260,726	(119,870)	(1,236,198)
C Class
Sold	47,995	478,178	256,773	2,674,724
Issued in reinvestment of distributions	2,083	20,622	3,791	39,381
Redeemed	(175,013)	(1,739,268)	(184,905)	(1,918,299)
	(124,935)	(1,240,468)	75,659	795,806
R Class
Sold	23,768	235,630	37,430	390,376
Issued in reinvestment of distributions	506	5,000	1,117	11,632
Redeemed	(15,096)	(150,558)	(61,803)	(643,383)
	9,178	90,072	(23,256)	(241,375)
R5 Class
Sold	228,875	2,282,205	360,415	3,761,509
Issued in reinvestment of distributions	18,242	180,571	36,916	383,854
Redeemed	(270,826)	(2,691,933)	(1,001,778)	(10,455,468)
	(23,709)	(229,157)	(604,447)	(6,310,105)
R6 Class
Sold	447,082	4,392,841	1,154,309	12,006,142
Issued in reinvestment of distributions	55,718	551,187	171,275	1,780,330
Redeemed	(789,634)	(7,843,213)	(4,232,685)	(43,487,481)
	(286,834)	(2,899,185)	(2,907,101)	(29,701,009)
G Class
Sold	2,375,691	23,482,780	10,764,498	112,593,899
Issued in reinvestment of distributions	1,149,122	11,373,856	2,352,956	24,442,079
Redeemed	(10,656,974)	(105,444,565)	(16,577,488)	(171,774,650)
	(7,132,161)	(70,587,929)	(3,460,034)	(34,738,672)
Net increase (decrease)	(11,391,442)	$(113,278,313)	2,618,189	$30,371,269
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$525,936,312	—
U.S. Treasury Securities	—	395,979,492	—
Collateralized Mortgage Obligations	—	113,780,809	—
Asset-Backed Securities	—	110,310,028	—
Collateralized Loan Obligations	—	105,525,505	—
Commercial Mortgage-Backed Securities	—	33,756,709	—
Bank Loan Obligations	—	30,714,533	—
U.S. Government Agency Mortgage-Backed Securities	—	474,305	—
Short-Term Investments	$528,975	160,583,907	—
	$528,975	$1,477,061,600	—
Other Financial Instruments
Futures Contracts	$4,349,882	—	—
Swap Agreements	—	$875,585	—
	$4,349,882	$875,585	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,202,133	—	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $92,524,167.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $216,856,420 futures contracts purchased and $205,569,861 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $34,000,000.

28

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$126,359	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	286,790	Payable for variation margin on futures contracts*	—
		$413,149		—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$900,346	Change in net unrealized appreciation (depreciation) on swap agreements	$5,711,381
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	8,699,701	Change in net unrealized appreciation (depreciation) on futures contracts	(1,975,642)
Other Contracts	Net realized gain (loss) on swap agreement transactions	3,278,950	Change in net unrealized appreciation (depreciation) on swap agreements	(3,731,531)
		$12,878,997		$4,208

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

29

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,555,992,662
Gross tax appreciation of investments	$1,389,170
Gross tax depreciation of investments	(79,791,257)
Net tax appreciation (depreciation) of investments	$(78,402,087)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had post-October capital loss deferrals of $(3,952,439), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.06	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)	$9.73	(2.30)%	0.58%(4)	0.59%(4)	2.23%(4)	2.22%(4)	79%	$353,212
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
2021	$10.05	0.11	0.45	0.56	(0.14)	—	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
2020	$10.15	0.20	(0.07)	0.13	(0.23)	—	(0.23)	$10.05	1.31%	0.59%	0.59%	1.98%	1.98%	156%	$155,169
2019	$10.13	0.24	0.05	0.29	(0.27)	—	(0.27)	$10.15	2.87%	0.60%	0.60%	2.39%	2.39%	72%	$226,341
2018	$10.25	0.20	(0.11)	0.09	(0.21)	—	(0.21)	$10.13	0.88%	0.60%	0.60%	1.94%	1.94%	89%	$233,033
I Class
2022(3)	$10.06	0.12	(0.35)	(0.23)	(0.10)	—	(0.10)	$9.73	(2.25)%	0.48%(4)	0.49%(4)	2.33%(4)	2.32%(4)	79%	$220,097
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
2021	$10.05	0.13	0.44	0.57	(0.15)	—	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
2020	$10.15	0.21	(0.07)	0.14	(0.24)	—	(0.24)	$10.05	1.41%	0.49%	0.49%	2.08%	2.08%	156%	$127,684
2019	$10.13	0.26	0.04	0.30	(0.28)	—	(0.28)	$10.15	2.97%	0.50%	0.50%	2.49%	2.49%	72%	$56,264
2018(5)	$10.25	0.21	(0.12)	0.09	(0.21)	—	(0.21)	$10.13	0.92%	0.50%(4)	0.50%(4)	2.10%(4)	2.10%(4)	89%(6)	$42,466

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$10.05	0.10	(0.33)	(0.23)	(0.09)	—	(0.09)	$9.73	(2.33)%	0.83%(4)	0.84%(4)	1.98%(4)	1.97%(4)	79%	$20,861
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
2021	$10.05	0.09	0.44	0.53	(0.12)	—	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
2020	$10.15	0.18	(0.07)	0.11	(0.21)	—	(0.21)	$10.05	1.05%	0.84%	0.84%	1.73%	1.73%	156%	$16,411
2019	$10.13	0.22	0.04	0.26	(0.24)	—	(0.24)	$10.15	2.61%	0.85%	0.85%	2.14%	2.14%	72%	$21,709
2018	$10.25	0.17	(0.11)	0.06	(0.18)	—	(0.18)	$10.13	0.62%	0.85%	0.85%	1.69%	1.69%	89%	$20,903
C Class
2022(3)	$10.06	0.06	(0.33)	(0.27)	(0.05)	—	(0.05)	$9.74	(2.69)%	1.58%(4)	1.59%(4)	1.23%(4)	1.22%(4)	79%	$3,718
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099
2021	$10.05	0.02	0.44	0.46	(0.04)	—	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514
2020	$10.15	0.10	(0.07)	0.03	(0.13)	—	(0.13)	$10.05	0.30%	1.59%	1.59%	0.98%	0.98%	156%	$6,163
2019	$10.14	0.14	0.04	0.18	(0.17)	—	(0.17)	$10.15	1.75%	1.60%	1.60%	1.39%	1.39%	72%	$9,046
2018	$10.26	0.09	(0.10)	(0.01)	(0.11)	—	(0.11)	$10.14	(0.13)%	1.60%	1.60%	0.94%	0.94%	89%	$9,462

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$10.06	0.09	(0.34)	(0.25)	(0.07)	—	(0.07)	$9.74	(2.45)%	1.08%(4)	1.09%(4)	1.73%(4)	1.72%(4)	79%	$734
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
2021	$10.06	0.07	0.43	0.50	(0.09)	—	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937
2020	$10.15	0.15	(0.06)	0.09	(0.18)	—	(0.18)	$10.06	0.90%	1.09%	1.09%	1.48%	1.48%	156%	$764
2019	$10.14	0.19	0.04	0.23	(0.22)	—	(0.22)	$10.15	2.26%	1.10%	1.10%	1.89%	1.89%	72%	$756
2018	$10.26	0.15	(0.11)	0.04	(0.16)	—	(0.16)	$10.14	0.37%	1.10%	1.10%	1.44%	1.44%	89%	$399
R5 Class
2022(3)	$10.06	0.12	(0.34)	(0.22)	(0.11)	—	(0.11)	$9.73	(2.21)%	0.38%(4)	0.39%(4)	2.43%(4)	2.42%(4)	79%	$15,570
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
2021	$10.05	0.14	0.44	0.58	(0.16)	—	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
2020	$10.15	0.22	(0.07)	0.15	(0.25)	—	(0.25)	$10.05	1.51%	0.39%	0.39%	2.18%	2.18%	156%	$23,612
2019	$10.13	0.26	0.05	0.31	(0.29)	—	(0.29)	$10.15	3.08%	0.40%	0.40%	2.59%	2.59%	72%	$20,662
2018	$10.25	0.21	(0.10)	0.11	(0.23)	—	(0.23)	$10.13	1.08%	0.40%	0.40%	2.14%	2.14%	89%	$21,699

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2022(3)	$10.05	0.12	(0.34)	(0.22)	(0.11)	—	(0.11)	$9.72	(2.18)%	0.33%(4)	0.34%(4)	2.48%(4)	2.47%(4)	79%	$48,356
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
2021	$10.04	0.15	0.44	0.59	(0.17)	—	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
2020	$10.14	0.23	(0.07)	0.16	(0.26)	—	(0.26)	$10.04	1.56%	0.34%	0.34%	2.23%	2.23%	156%	$63,905
2019	$10.13	0.27	0.03	0.30	(0.29)	—	(0.29)	$10.14	3.03%	0.35%	0.35%	2.64%	2.64%	72%	$70,752
2018(7)	$10.27	0.16	(0.14)	0.02	(0.16)	—	(0.16)	$10.13	0.22%	0.35%(4)	0.35%(4)	2.31%(4)	2.31%(4)	89%(6)	$57,642
G Class
2022(3)	$10.05	0.14	(0.34)	(0.20)	(0.13)	—	(0.13)	$9.72	(1.93)%	0.01%(4)	0.34%(4)	2.80%(4)	2.47%(4)	79%	$817,776
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720
2021(8)	$10.37	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.46	1.57%	0.01%(4)	0.34%(4)	1.48%(4)	1.15%(4)	183%(9)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.
(8)November 4, 2020 (commencement of sale) through March 31, 2021.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management
37

services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.02% (e.g., the Investor Class unified fee will be reduced from 0.57% to 0.55%) for at least one year, beginning August 1, 2022. The Board
38

concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 2211

Semiannual Report

September 30, 2022

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	86.0%
Corporate Bonds	3.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.7%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Mortgage Obligations	0.6%
Short-Term Investments	4.8%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$949.60	$2.93	0.60%
I Class	$1,000	$950.50	$2.44	0.50%
Y Class	$1,000	$950.10	$1.96	0.40%
A Class	$1,000	$948.00	$4.15	0.85%
C Class	$1,000	$944.20	$7.80	1.60%
R Class	$1,000	$947.00	$5.37	1.10%
R5 Class	$1,000	$950.90	$1.96	0.40%
R6 Class	$1,000	$951.10	$1.71	0.35%
G Class	$1,000	$952.60	$0.20	0.04%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,022.56	$2.54	0.50%
Y Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%
G Class	$1,000	$1,024.87	$0.20	0.04%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. TREASURY SECURITIES — 86.0%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	$7,071,000	$7,005,187
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	29,521,420	29,227,024
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	191,197,825	188,339,720
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	67,296,220	65,723,767
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	10,278,625	9,989,174
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	67,377,420	65,083,322
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	95,266,875	91,629,676
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	230,969,453	221,073,737
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	181,224,420	171,938,979
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	118,060,740	112,850,443
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	239,782,200	226,577,804
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	188,900,805	180,362,430
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	262,208,012	244,950,380
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	34,607,720	32,365,362
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	297,073,540	276,835,506
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	57,645,030	53,868,990
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	356,083,349	328,457,779
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,111,500	11,305,083
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	90,082,500	83,644,885
TOTAL U.S. TREASURY SECURITIES (Cost $2,617,619,176)		2,401,229,248
CORPORATE BONDS — 3.8%
Automobiles — 0.3%
General Motors Financial Co., Inc., 3.80%, 4/7/25	7,570,000	7,217,228
Banks — 1.1%
Bank of America Corp., VRN, 3.38%, 4/2/26	2,605,000	2,461,992
Bank of America Corp., VRN, 2.55%, 2/4/28	1,960,000	1,707,114
Bank of America Corp., VRN, 4.95%, 7/22/28	1,465,000	1,409,141
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	1,912,000	1,583,888
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,598,941
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	1,350,000	1,268,534
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	3,687,000	3,136,872
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,178,370
NatWest Group PLC, VRN, 5.52%, 9/30/28	4,260,000	4,048,496
Royal Bank of Canada, 4.24%, 8/3/27	5,945,000	5,676,196
Swedbank AB, 3.36%, 4/4/25(2)	700,000	669,805
UniCredit SpA, 7.83%, 12/4/23(2)	2,665,000	2,687,824
Wells Fargo & Co., VRN, 3.35%, 3/2/33	1,602,000	1,301,260
		29,728,433
Biotechnology — 0.1%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	3,833,628
Capital Markets — 0.3%
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	634,603
Morgan Stanley, VRN, 2.63%, 2/18/26	4,326,000	4,034,025
Owl Rock Core Income Corp., 3.125%, 9/23/26	1,223,000	1,029,509
UBS Group AG, VRN, 1.49%, 8/10/27(2)	3,277,000	2,756,866
		8,455,003
6

	Principal Amount/ Shares	Value
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	$1,845,000	$1,687,209
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(2)	3,190,000	3,003,769
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	1,240,000	1,110,621
		5,801,599
Diversified Financial Services — 0.1%
Corebridge Financial, Inc., 3.50%, 4/4/25(2)	3,832,000	3,644,392
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(2)	1,455,000	1,375,110
Warnermedia Holdings, Inc., 3.76%, 3/15/27(2)	1,497,000	1,341,234
		2,716,344
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.65%, 3/15/27	1,446,000	1,324,173
SBA Tower Trust, 3.45%, 3/15/48(2)	6,090,000	6,035,133
		7,359,306
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,069,310
Gas Utilities — 0.1%
East Ohio Gas Co., 1.30%, 6/15/25(2)	3,740,000	3,362,466
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25	4,460,000	4,396,883
Insurance — 0.1%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,536,172
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,959,000	1,788,994
		4,325,166
IT Services†
Global Payments, Inc., 3.75%, 6/1/23	1,124,000	1,114,128
Multi-Utilities — 0.1%
Sempra Energy, 3.30%, 4/1/25	3,333,000	3,174,799
Personal Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(2)	5,325,000	5,031,174
Pharmaceuticals — 0.3%
Royalty Pharma PLC, 1.20%, 9/2/25	5,380,000	4,761,122
Viatris, Inc., 1.65%, 6/22/25	2,940,000	2,616,939
		7,378,061
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	2,556,000	2,337,235
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	2,609,000	2,403,581
Qorvo, Inc., 4.375%, 10/15/29	1,197,000	1,027,044
		3,430,625
TOTAL CORPORATE BONDS (Cost $114,374,200)		106,375,780
ASSET-BACKED SECURITIES — 1.8%
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(2)	7,425,000	7,058,405
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,591,934	1,537,894
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	440,101	424,013
7

	Principal Amount/ Shares	Value
CARS-DB5 LP, Series 2021-1A, Class A3 SEQ, 1.92%, 8/15/51(2)	$3,946,708	$3,349,795
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(2)	7,825,000	6,992,023
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	5,877,360
Global SC Finance VII Srl, Series 2021-1A, Class A, SEQ, 1.86%, 4/17/41(2)	7,438,293	6,396,832
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	1,551,118	1,339,990
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	7,503,091	5,866,149
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,531,283
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,529,258
TOTAL ASSET-BACKED SECURITIES (Cost $54,326,173)		48,903,002
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 5.23%, (3-month LIBOR plus 2.25%), 8/20/32(2)	1,875,000	1,726,016
BXMT Ltd., Series 2020-FL2, Class B, VRN, 4.44%, (1-month SOFR plus 1.51%), 2/15/38(2)	2,970,000	2,865,151
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 5.36%, (3-month LIBOR plus 2.60%), 4/22/32(2)	6,550,000	6,047,303
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 5.12%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,359,583
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,196,057
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.01%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,112,365
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.44%, (1-month LIBOR plus 1.45%), 10/16/36(2)	3,141,000	3,006,925
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 5.21%, (3-month LIBOR plus 2.50%), 7/20/29(2)	8,500,000	7,799,250
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 4.33%, (3-month SOFR plus 2.00%), 4/15/30(2)	4,000,000	3,705,405
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 5.32%, (1-month SOFR plus 2.30%), 6/17/37(2)	7,580,000	7,497,739
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 4.71%, (3-month LIBOR plus 2.20%), 4/15/31(2)	6,000,000	5,516,083
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,743,117)		48,831,877
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 4.82%, (1-month LIBOR plus 2.00%), 9/15/36(2)	7,200,000	6,662,236
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 4.42%, (1-month LIBOR plus 1.60%), 5/15/36(2)	5,741,000	5,575,002
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 5.67%, (1-month LIBOR plus 2.85%), 7/15/38(2)	8,953,893	8,532,965
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(2)	6,718,000	6,565,125
OPG Trust, Series 2021-PORT, Class E, VRN, 4.35%, (1-month LIBOR plus 1.53%), 10/15/36(2)	6,563,828	5,944,591
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,897,253)		33,279,919
8

	Principal Amount/ Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	$244,267	$237,529
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 3.28%, (30-day average SOFR plus 1.00%), 9/25/31(2)	3,535,595	3,485,368
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	5,294,922	4,166,329
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,133,784	1,784,473
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.27%, 6/25/36	178,280	132,763
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	161,906	159,518
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	6,505	6,177
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	53,884	51,274
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	297,976	291,970
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)	1,932,049	1,849,410
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,112,211	2,531,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	42,203	42,736
		14,738,739
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.66%, 9/25/45	1,109,667	1,089,516
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	724,706	723,083
		1,812,599
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,823,058)		16,551,338
SHORT-TERM INVESTMENTS — 4.8%
Discount Notes(3) — 2.7%
Federal Home Loan Bank Discount Notes, 2.60%, 10/3/22	55,000,000	55,000,000
Federal Home Loan Bank Discount Notes, 2.42%, 10/11/22	20,000,000	19,986,587
		74,986,587
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	140,730	140,730
Repurchase Agreements — 2.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $9,796,810), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $9,632,578)		9,630,283
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.25%, 5/31/29 - 6/30/29, valued at $49,145,684), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $48,193,845)		48,182,000
		57,812,283
TOTAL SHORT-TERM INVESTMENTS (Cost $132,932,069)		132,939,600
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,024,715,046)		2,788,110,764
OTHER ASSETS AND LIABILITIES — 0.1%		2,628,468
TOTAL NET ASSETS — 100.0%		$2,790,739,232

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	435	December 2022	$46,765,899	$(1,494,604)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	$585	$2,896,640	$2,897,225
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	4,848,119	4,848,789
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	4,849,310	4,849,980
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	1,915,612	1,916,180
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	4,732,289	4,732,959
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,367,752	2,368,337
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	4,674,171	4,674,841
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,430,362	3,429,622
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(714)	2,824,544	2,823,830
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,528,502	2,527,810
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	4,598,954	4,598,106
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(864)	5,318,852	5,317,988
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(703)	2,939,140	2,938,437
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(630)	1,794,627	1,793,997
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,008,209	2,008,806
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	1,959,147	1,959,769
					$446	$53,686,230	$53,686,676

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,177,491.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $188,764,504, which represented 6.8% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,024,715,046)	$2,788,110,764
Receivable for investments sold	452,823
Receivable for capital shares sold	2,733,890
Interest receivable	3,642,460
2,794,939,937

Liabilities
Payable for capital shares redeemed	2,713,919
Payable for variation margin on futures contracts	115,549
Payable for variation margin on swap agreements	428,666
Accrued management fees	914,336
Distribution and service fees payable	28,235
4,200,705

Net Assets	$2,790,739,232

Net Assets Consist of:
Capital paid in	$2,846,194,529
Distributable earnings	(55,455,297)
$2,790,739,232

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$760,163,980	73,821,740	$10.30
I Class	$1,205,224,787	116,054,057	$10.39
Y Class	$13,345,212	1,284,240	$10.39
A Class	$59,059,127	5,795,336	$10.19
C Class	$9,865,629	1,005,181	$9.81
R Class	$17,414,925	1,673,581	$10.41
R5 Class	$111,238,574	10,710,441	$10.39
R6 Class	$21,488,429	2,068,881	$10.39
G Class	$592,938,569	56,987,923	$10.40
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.42 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$115,146,184

Expenses:
Management fees	6,251,628
Distribution and service fees:
A Class	72,762
C Class	46,261
R Class	50,753
Trustees' fees and expenses	95,014
Interest expenses	487,153
Other expenses	139
7,003,710
Fees waived - G Class	(978,491)
6,025,219

Net investment income (loss)	109,120,965

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,225,717)
Futures contract transactions	(4,531,998)
Swap agreement transactions	16,554,154
796,439

Change in net unrealized appreciation (depreciation) on:
Investments	(236,316,932)
Futures contracts	527,171
Swap agreements	(19,577,895)
(255,367,656)

Net realized and unrealized gain (loss)	(254,571,217)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(145,450,252)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$109,120,965	$126,695,687
Net realized gain (loss)	796,439	41,246,515
Change in net unrealized appreciation (depreciation)	(255,367,656)	(38,882,147)
Net increase (decrease) in net assets resulting from operations	(145,450,252)	129,060,055

Distributions to Shareholders
From earnings:
Investor Class	(3,017,125)	(18,377,213)
I Class	(5,052,210)	(49,288,277)
Y Class	(68,659)	(628,667)
A Class	(169,841)	(1,795,871)
C Class	—	(302,613)
R Class	(34,092)	(650,573)
R5 Class	(582,829)	(6,599,316)
R6 Class	(113,464)	(668,999)
G Class	(4,158,474)	(30,850,587)
Decrease in net assets from distributions	(13,196,694)	(109,162,116)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	308,399,562	308,866,026

Net increase (decrease) in net assets	149,752,616	328,763,965

Net Assets
Beginning of period	2,640,986,616	2,312,222,651
End of period	$2,790,739,232	$2,640,986,616

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

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The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 17% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $709,050,639, of which $599,501,998 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $342,812,996, of which $201,926,682 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	23,642,011	$254,868,650	48,781,308	$534,951,356
Issued in reinvestment of distributions	282,671	3,013,269	1,694,882	18,350,122
Redeemed	(14,138,091)	(151,771,535)	(17,802,459)	(196,122,488)
	9,786,591	106,110,384	32,673,731	357,178,990
I Class
Sold	47,863,326	518,707,976	91,832,421	1,023,616,159
Issued in reinvestment of distributions	442,666	4,758,662	4,374,386	47,753,917
Redeemed	(27,433,132)	(296,030,228)	(63,511,866)	(692,877,282)
	20,872,860	227,436,410	32,694,941	378,492,794
Y Class
Sold	96,026	1,042,728	292,230	3,235,741
Issued in reinvestment of distributions	6,387	68,659	57,572	628,667
Redeemed	(177,867)	(1,927,105)	(368,876)	(4,075,884)
	(75,454)	(815,718)	(19,074)	(211,476)
A Class
Sold	1,884,947	20,025,972	2,246,384	24,522,123
Issued in reinvestment of distributions	9,064	95,714	92,624	992,421
Redeemed	(987,972)	(10,474,840)	(1,040,820)	(11,293,734)
	906,039	9,646,846	1,298,188	14,220,810
C Class
Sold	347,895	3,570,378	897,672	9,531,882
Issued in reinvestment of distributions	—	—	25,562	264,565
Redeemed	(139,020)	(1,426,171)	(357,243)	(3,713,481)
	208,875	2,144,207	565,991	6,082,966
R Class
Sold	408,786	4,437,918	581,567	6,478,314
Issued in reinvestment of distributions	3,157	34,065	59,397	650,532
Redeemed	(535,802)	(5,753,397)	(624,015)	(6,948,096)
	(123,859)	(1,281,414)	16,949	180,750
R5 Class
Sold	712,088	7,719,243	3,756,791	41,688,125
Issued in reinvestment of distributions	51,497	553,591	579,209	6,334,559
Redeemed	(1,179,327)	(12,773,133)	(39,947,285)	(456,718,806)
	(415,742)	(4,500,299)	(35,611,285)	(408,696,122)
R6 Class
Sold	861,881	9,337,215	959,923	10,632,052
Issued in reinvestment of distributions	9,569	102,772	56,775	619,384
Redeemed	(507,567)	(5,488,572)	(499,622)	(5,498,149)
	363,883	3,951,415	517,076	5,753,287
G Class
Sold	1,944,656	21,138,070	6,647,729	74,207,804
Issued in reinvestment of distributions	386,835	4,158,474	2,823,976	30,850,587
Redeemed	(5,497,671)	(59,588,813)	(13,334,825)	(149,194,364)
	(3,166,180)	(34,292,269)	(3,863,120)	(44,135,973)
Net increase (decrease)	28,357,013	$308,399,562	28,273,397	$308,866,026

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,401,229,248	—
Corporate Bonds	—	106,375,780	—
Asset-Backed Securities	—	48,903,002	—
Collateralized Loan Obligations	—	48,831,877	—
Commercial Mortgage-Backed Securities	—	33,279,919	—
Collateralized Mortgage Obligations	—	16,551,338	—
Short-Term Investments	$140,730	132,798,870	—
	$140,730	$2,787,970,034	—
Other Financial Instruments
Swap Agreements	—	$53,686,676	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,494,604	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $39,580,529 futures contracts purchased and $42,655,000 futures contracts sold.

19

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $595,533,333.

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$115,549
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	428,666
		—		$544,215
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(4,531,998)	Change in net unrealized appreciation (depreciation) on futures contracts	$527,171
Other Contracts	Net realized gain (loss) on swap agreement transactions	16,554,154	Change in net unrealized appreciation (depreciation) on swap agreements	(19,577,895)
		$12,022,156		$(19,050,724)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

20

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,024,756,095
Gross tax appreciation of investments	$8,669
Gross tax depreciation of investments	(236,654,000)
Net tax appreciation (depreciation) of investments	$(236,645,331)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.89	0.41	(0.96)	(0.55)	(0.04)	$10.30	(5.04)%	0.60%(4)	0.60%(4)	7.66%(4)	7.66%(4)	13%	$760,164
2022	$10.79	0.49	0.04	0.53	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
2021	$10.01	0.09	0.78	0.87	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
2020	$10.11	0.21	(0.14)	0.07	(0.17)	$10.01	0.69%	0.57%	0.57%	2.13%	2.13%	50%	$572,935
2019	$10.16	0.15	0.03	0.18	(0.23)	$10.11	1.79%	0.57%	0.57%	1.49%	1.49%	31%	$559,790
2018	$10.31	0.16	(0.16)	—	(0.15)	$10.16	0.05%	0.57%	0.57%	1.52%	1.52%	31%	$622,940
I Class
2022(3)	$10.98	0.42	(0.96)	(0.54)	(0.05)	$10.39	(4.95)%	0.50%(4)	0.50%(4)	7.76%(4)	7.76%(4)	13%	$1,205,225
2022	$10.88	0.50	0.04	0.54	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
2021	$10.09	0.10	0.79	0.89	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
2020	$10.19	0.23	(0.15)	0.08	(0.18)	$10.09	0.79%	0.47%	0.47%	2.23%	2.23%	50%	$150,405
2019	$10.24	0.15	0.04	0.19	(0.24)	$10.19	1.87%	0.47%	0.47%	1.59%	1.59%	31%	$186,378
2018(5)	$10.38	0.15	(0.13)	0.02	(0.16)	$10.24	0.22%	0.47%(4)	0.47%(4)	1.51%(4)	1.51%(4)	31%(6)	$157,963

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.99	0.43	(0.98)	(0.55)	(0.05)	$10.39	(4.99)%	0.40%(4)	0.40%(4)	7.86%(4)	7.86%(4)	13%	$13,345
2022	$10.88	0.52	0.04	0.56	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
2020	$10.19	0.22	(0.13)	0.09	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$10,494
2019	$10.24	0.15	0.05	0.20	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$4,471
2018(5)	$10.38	0.18	(0.15)	0.03	(0.17)	$10.24	0.29%	0.37%(4)	0.37%(4)	1.76%(4)	1.76%(4)	31%(6)	$155
A Class
2022(3)	$10.78	0.40	(0.96)	(0.56)	(0.03)	$10.19	(5.20)%	0.85%(4)	0.85%(4)	7.41%(4)	7.41%(4)	13%	$59,059
2022	$10.68	0.45	0.05	0.50	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695
2021	$9.91	0.07	0.76	0.83	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361
2020	$10.01	0.18	(0.13)	0.05	(0.15)	$9.91	0.44%	0.82%	0.82%	1.88%	1.88%	50%	$29,951
2019	$10.06	0.11	0.04	0.15	(0.20)	$10.01	1.55%	0.82%	0.82%	1.24%	1.24%	31%	$24,988
2018	$10.21	0.13	(0.15)	(0.02)	(0.13)	$10.06	(0.21)%	0.82%	0.82%	1.27%	1.27%	31%	$24,073

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$10.39	0.34	(0.92)	(0.58)	—	$9.81	(5.58)%	1.60%(4)	1.60%(4)	6.66%(4)	6.66%(4)	13%	$9,866
2022	$10.32	0.34	0.06	0.40	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
2021	$9.59	(0.03)	0.76	0.73	—(7)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378
2020	$9.69	0.17	(0.20)	(0.03)	(0.07)	$9.59	(0.33)%	1.57%	1.57%	1.13%	1.13%	50%	$6,571
2019	$9.74	0.05	0.03	0.08	(0.13)	$9.69	0.80%	1.57%	1.57%	0.49%	0.49%	31%	$17,769
2018	$9.89	0.05	(0.15)	(0.10)	(0.05)	$9.74	(0.99)%	1.57%	1.57%	0.52%	0.52%(4)	31%	$22,600
R Class
2022(3)	$11.01	0.40	(0.98)	(0.58)	(0.02)	$10.41	(5.30)%	1.10%(4)	1.10%(4)	7.16%(4)	7.16%(4)	13%	$17,415
2022	$10.90	0.45	0.03	0.48	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
2021	$10.11	0.05	0.77	0.82	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
2020	$10.21	0.16	(0.14)	0.02	(0.12)	$10.11	0.18%	1.07%	1.07%	1.63%	1.63%	50%	$18,099
2019	$10.26	0.08	0.05	0.13	(0.18)	$10.21	1.26%	1.07%	1.07%	0.99%	0.99%	31%	$15,253
2018	$10.41	0.11	(0.16)	(0.05)	(0.10)	$10.26	(0.45)%	1.07%	1.07%	1.02%	1.02%	31%	$13,120

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.98	0.43	(0.97)	(0.54)	(0.05)	$10.39	(4.91)%	0.40%(4)	0.40%(4)	7.86%(4)	7.86%(4)	13%	$111,239
2022	$10.88	0.54	0.01	0.55	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
2020	$10.19	0.24	(0.15)	0.09	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$417,564
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$376,691
2018	$10.39	0.18	(0.16)	0.02	(0.17)	$10.24	0.25%	0.37%	0.37%	1.72%	1.72%	31%	$339,844
R6 Class
2022(3)	$10.98	0.43	(0.96)	(0.53)	(0.06)	$10.39	(4.89)%	0.35%(4)	0.35%(4)	7.91%(4)	7.91%(4)	13%	$21,488
2022	$10.88	0.52	0.03	0.55	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923
2020	$10.19	0.25	(0.15)	0.10	(0.20)	$10.09	0.94%	0.32%	0.32%	2.38%	2.38%	50%	$10,261
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	2.03%	0.32%	0.32%	1.74%	1.74%	31%	$8,920
2018	$10.38	0.18	(0.14)	0.04	(0.18)	$10.24	0.29%	0.32%	0.32%	1.77%	1.77%	31%	$8,280

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$11.00	0.45	(0.98)	(0.53)	(0.07)	$10.40	(4.74)%	0.04%(4)	0.35%(4)	8.22%(4)	7.91%(4)	13%	$592,939
2022	$10.90	0.56	0.03	0.59	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759
2021	$10.10	0.18	0.77	0.95	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554
2020	$10.20	0.29	(0.16)	0.13	(0.23)	$10.10	1.25%	0.01%	0.32%	2.69%	2.38%	50%	$343,192
2019	$10.25	0.22	0.01	0.23	(0.28)	$10.20	2.34%	0.01%	0.32%	2.05%	1.74%	31%	$399,692
2018(8)	$10.31	0.14	(0.07)	0.07	(0.13)	$10.25	0.66%	0.01%(4)	0.32%(4)	2.02%(4)	1.71%(4)	31%(6)	$468,758

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.
(8)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management
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services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
29

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 2211

Semiannual Report

September 30, 2022

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	43.6%
U.S. Treasury Securities	18.2%
Collateralized Mortgage Obligations	9.0%
Asset-Backed Securities	8.1%
Collateralized Loan Obligations	7.3%
U.S. Government Agency Mortgage-Backed Securities	6.7%
Commercial Mortgage-Backed Securities	3.5%
Bank Loan Obligations	2.0%
Preferred Stocks	1.7%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	0.6%
Other Assets and Liabilities	(1.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$962.60	$2.56	0.52%
I Class	$1,000	$963.00	$2.07	0.42%
Y Class	$1,000	$963.40	$1.58	0.32%
A Class	$1,000	$961.40	$3.79	0.77%
C Class	$1,000	$957.80	$7.46	1.52%
R Class	$1,000	$960.20	$5.01	1.02%
R5 Class	$1,000	$963.60	$1.58	0.32%
R6 Class	$1,000	$963.80	$1.33	0.27%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.64	0.52%
I Class	$1,000	$1,022.96	$2.13	0.42%
Y Class	$1,000	$1,023.46	$1.62	0.32%
A Class	$1,000	$1,021.21	$3.90	0.77%
C Class	$1,000	$1,017.45	$7.69	1.52%
R Class	$1,000	$1,019.96	$5.17	1.02%
R5 Class	$1,000	$1,023.46	$1.62	0.32%
R6 Class	$1,000	$1,023.72	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 43.6%
Aerospace and Defense — 0.2%
Boeing Co., 1.43%, 2/4/24	$1,410,000	$1,340,251
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,454,258
Airlines — 0.5%
American Airlines, Inc., 11.75%, 7/15/25(1)	2,040,000	2,133,677
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	955,231	898,714
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	973,000	907,540
		3,939,931
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	2,500,000	2,218,543
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	1,540,000	1,378,192
General Motors Financial Co., Inc., 1.20%, 10/15/24	2,000,000	1,837,602
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,000,000	2,860,196
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,930,556
		11,225,089
Banks — 9.7%
Banco Santander SA, VRN, 1.72%, 9/14/27	1,400,000	1,159,857
Bank of America Corp., VRN, 3.38%, 4/2/26	985,000	930,926
Bank of America Corp., VRN, 1.32%, 6/19/26	2,625,000	2,332,303
Bank of America Corp., VRN, 1.73%, 7/22/27	417,000	358,159
Bank of America Corp., VRN, 4.95%, 7/22/28	1,125,000	1,082,105
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	1,495,000	1,238,448
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	2,600,000	2,339,838
BPCE SA, 1.625%, 1/14/25(1)	1,500,000	1,378,390
BPCE SA, 4.50%, 3/15/25(1)	1,574,000	1,496,137
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	1,945,000	1,879,686
Citigroup, Inc., VRN, 2.01%, 1/25/26	2,106,000	1,936,958
Citigroup, Inc., VRN, 3.11%, 4/8/26	800,000	750,387
Citigroup, Inc., VRN, 5.61%, 9/29/26	2,490,000	2,477,992
Discover Bank, VRN, 4.68%, 8/9/28	3,830,000	3,673,772
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	2,265,000	2,186,201
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	1,081,000	1,015,767
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	795,000	784,537
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	2,525,000	2,384,177
FNB Corp., 2.20%, 2/24/23	1,062,000	1,047,414
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	3,200,000	3,051,802
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	606,000	572,914
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	1,775,000	1,699,011
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	2,465,000	2,331,288
Intesa Sanpaolo SpA, 3.375%, 1/12/23(1)	1,015,000	1,009,496
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	1,180,000	1,082,930
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	715,000	608,317
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	773,667
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	781,000	661,323
Lloyds Banking Group PLC, VRN, 2.91%, 11/7/23	1,935,000	1,930,589
6

	Principal Amount/Shares	Value
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	$1,955,000	$1,879,743
Mitsubishi UFJ Financial Group, Inc., VRN, 5.06%, 9/12/25	566,000	560,276
Mitsubishi UFJ Financial Group, Inc., VRN, 5.35%, 9/13/28	3,285,000	3,206,083
NatWest Group PLC, 4.80%, 4/5/26	1,000,000	959,901
NatWest Group PLC, VRN, 5.52%, 9/30/28	2,735,000	2,599,210
Nordea Bank Abp, 4.75%, 9/22/25(1)	1,870,000	1,840,897
Royal Bank of Canada, 4.24%, 8/3/27	2,630,000	2,511,084
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)	1,160,000	1,117,120
Societe Generale SA, 4.35%, 6/13/25(1)	1,040,000	1,012,986
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	2,200,000	1,984,814
Synchrony Bank, 5.40%, 8/22/25	2,980,000	2,908,129
Toronto-Dominion Bank, 4.11%, 6/8/27	1,790,000	1,689,960
UniCredit SpA, 7.83%, 12/4/23(1)	2,660,000	2,682,781
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	2,545,000	2,182,979
		71,310,354
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	1,363,000	1,289,654
Biotechnology — 0.2%
CSL Finance PLC, 3.85%, 4/27/27(1)	1,667,000	1,579,753
Capital Markets — 3.1%
Bank of New York Mellon Corp., VRN, 4.41%, 7/24/26	2,100,000	2,053,428
Deutsche Bank AG, 5.37%, 9/9/27	1,235,000	1,193,553
Deutsche Bank AG, VRN, 4.30%, 5/24/28	3,199,000	2,853,614
FS KKR Capital Corp., 4.25%, 2/14/25(1)	1,406,000	1,305,587
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	3,337,000	3,172,595
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	1,541,000	1,469,050
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,472,000	1,260,659
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	1,455,000	1,264,052
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,658,698
Morgan Stanley, VRN, 0.79%, 5/30/25	875,000	805,880
Morgan Stanley, VRN, 1.16%, 10/21/25	1,560,000	1,422,626
Morgan Stanley, VRN, 2.63%, 2/18/26	1,132,000	1,055,598
Owl Rock Capital Corp., 3.40%, 7/15/26	1,380,000	1,185,637
Owl Rock Core Income Corp., 3.125%, 9/23/26	438,000	368,704
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,404,000	1,181,153
UBS Group AG, VRN, 4.75%, 5/12/28(1)	258,000	242,506
		22,493,340
Chemicals — 0.4%
Celanese US Holdings LLC, 5.90%, 7/5/24	1,600,000	1,579,067
Sherwin-Williams Co., 4.25%, 8/8/25	1,500,000	1,465,577
		3,044,644
Consumer Finance — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	610,000	557,830
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,374,000	1,372,498
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	1,500,000	1,267,267
American Express Co., 3.95%, 8/1/25	3,123,000	3,026,645
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	700,000	659,134
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	750,000	671,747
7

	Principal Amount/Shares	Value
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	$1,774,000	$1,676,130
Capital One Financial Corp., VRN, 4.99%, 7/24/26	263,000	257,263
Navient Corp., 6.125%, 3/25/24	1,725,000	1,682,151
OneMain Finance Corp., 8.25%, 10/1/23	1,995,000	2,020,095
		13,190,760
Containers and Packaging — 1.3%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,599,884
Berry Global, Inc., 0.95%, 2/15/24	1,300,000	1,222,311
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	2,750,000	2,539,845
Sealed Air Corp., 1.57%, 10/15/26(1)	3,500,000	2,934,626
		9,296,666
Diversified Financial Services — 0.6%
Antares Holdings LP, 6.00%, 8/15/23(1)	1,840,000	1,821,914
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,027,443
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,220,824
		4,070,181
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 4.10%, 2/15/28	3,000,000	2,799,894
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	1,500,000	1,412,552
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	3,460,000	2,904,584
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,072,000	889,803
Telecom Italia SpA, 5.30%, 5/30/24(1)	3,865,000	3,655,691
		11,662,524
Electric Utilities — 2.4%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,915,436
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	2,600,000	2,040,789
Duke Energy Corp., VRN, 3.25%, 1/15/82	1,580,000	1,159,844
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	2,072,154	1,422,576
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,402,192
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	2,000,000	1,972,639
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	2,720,000	2,675,695
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,575,605
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,423,701
		17,588,477
Entertainment — 0.9%
Netflix, Inc., 4.875%, 4/15/28	275,000	257,984
Netflix, Inc., 5.875%, 11/15/28	2,665,000	2,607,116
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	1,950,000	1,842,931
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	1,838,000	1,646,753
		6,354,784
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., 3.65%, 3/15/27	780,000	714,284
Duke Realty LP, 3.25%, 6/30/26	1,520,000	1,404,153
EPR Properties, 4.75%, 12/15/26	1,233,000	1,096,115
EPR Properties, 4.95%, 4/15/28	906,000	781,228
Federal Realty Investment Trust, 2.75%, 6/1/23	2,250,000	2,223,386
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	2,740,000	2,624,372
iStar, Inc., 4.75%, 10/1/24	340,000	335,820
Mid-America Apartments LP, 3.60%, 6/1/27	3,720,000	3,455,498
Sabra Health Care LP, 5.125%, 8/15/26	1,100,000	1,033,432
SITE Centers Corp., 3.625%, 2/1/25	1,500,000	1,419,370
8

	Principal Amount/Shares	Value
VICI Properties LP, 4.375%, 5/15/25	$1,890,000	$1,801,832
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,776,785
		19,666,275
Health Care Providers and Services — 0.4%
HCA, Inc., 3.125%, 3/15/27(1)	1,395,000	1,236,922
Universal Health Services, Inc., 1.65%, 9/1/26(1)	2,333,000	1,957,869
		3,194,791
Hotels, Restaurants and Leisure — 0.3%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,876,837
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	3,014,000	2,927,894
Insurance — 1.6%
Athene Global Funding, 2.51%, 3/8/24(1)	2,600,000	2,485,571
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	801,000	696,640
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,875,078
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	712,000	654,995
Met Tower Global Funding, 1.25%, 9/14/26(1)	885,000	762,122
Protective Life Global Funding, 1.17%, 7/15/25(1)	1,525,000	1,364,093
SBL Holdings, Inc., 5.125%, 11/13/26(1)	2,833,000	2,587,147
SBL Holdings, Inc., VRN, 6.50%(1)(2)	1,935,000	1,460,925
		11,886,571
IT Services — 0.7%
Fidelity National Information Services, Inc., 4.70%, 7/15/27	2,500,000	2,410,151
Global Payments, Inc., 3.75%, 6/1/23	890,000	882,183
International Business Machines Corp., 3.30%, 5/15/26	2,185,000	2,060,344
		5,352,678
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	750,000	691,250
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	2,207,000	2,130,936
John Deere Capital Corp., 3.40%, 6/6/25	2,340,000	2,264,303
		4,395,239
Media — 1.3%
Cox Communications, Inc., 3.15%, 8/15/24(1)	2,075,000	1,988,080
DISH DBS Corp., 7.75%, 7/1/26	1,500,000	1,152,802
DISH DBS Corp., 5.25%, 12/1/26(1)	850,000	697,953
iHeartCommunications, Inc., 8.375%, 5/1/27	1,365,000	1,150,866
Paramount Global, VRN, 6.25%, 2/28/57	2,095,000	1,806,988
Paramount Global, VRN, 6.375%, 3/30/62	1,735,000	1,501,857
WPP Finance 2010, 3.75%, 9/19/24	1,605,000	1,557,844
		9,856,390
Metals and Mining — 0.9%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	700,000	686,861
GUSAP III LP, 4.25%, 1/21/30(1)	1,500,000	1,318,223
Novelis Corp., 3.25%, 11/15/26(1)	1,000,000	835,995
Nucor Corp., 3.95%, 5/23/25	984,000	954,764
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,868,733
		6,664,576
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	2,359,000	2,173,370
9

	Principal Amount/Shares	Value
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	$1,492,000	$1,119,448
		3,292,818
Multi-Utilities — 0.7%
Ameren Corp., 1.75%, 3/15/28	1,500,000	1,239,656
DTE Energy Co., VRN, 4.22%, 11/1/24	1,556,000	1,527,494
Sempra Energy, VRN, 4.125%, 4/1/52	2,560,000	2,017,861
		4,785,011
Multiline Retail — 0.1%
Nordstrom, Inc., 2.30%, 4/8/24	1,000,000	931,170
Oil, Gas and Consumable Fuels — 2.7%
Ecopetrol SA, 5.875%, 9/18/23	1,900,000	1,888,153
Enbridge, Inc., VRN, 3.30%, 2/16/24	2,000,000	1,979,081
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,469,131
Enterprise Products Operating LLC, 3.70%, 2/15/26	3,000,000	2,864,626
EQT Corp., 5.68%, 10/1/25(3)	2,000,000	1,990,180
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	625,686
Hess Corp., 3.50%, 7/15/24	2,200,000	2,128,276
HF Sinclair Corp., 2.625%, 10/1/23(1)	1,750,000	1,694,541
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	1,315,000	1,257,712
Petroleos Mexicanos, 3.50%, 1/30/23	2,100,000	2,074,957
Petroleos Mexicanos, 6.50%, 3/13/27	1,700,000	1,426,555
		19,398,898
Pharmaceuticals — 0.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,592,747
Road and Rail — 0.9%
DAE Funding LLC, 1.55%, 8/1/24(1)	875,000	800,110
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,753,378
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,000,000	1,977,235
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,050,851
		6,581,574
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,203,000	1,108,282
Intel Corp., 3.75%, 8/5/27	2,000,000	1,901,456
		3,009,738
Software — 0.4%
NortonLifeLock, Inc., 6.75%, 9/30/27(1)	1,860,000	1,789,162
NortonLifeLock, Inc., 7.125%, 9/30/30(1)	795,000	770,669
		2,559,831
Technology Hardware, Storage and Peripherals — 0.6%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,470,000	2,024,091
Dell International LLC / EMC Corp., 6.02%, 6/15/26	2,620,000	2,633,200
		4,657,291
Thrifts and Mortgage Finance — 0.4%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,690,000	1,486,558
Nationwide Building Society, 4.85%, 7/27/27(1)	1,594,000	1,515,590
		3,002,148
Trading Companies and Distributors — 0.7%
Air Lease Corp., 2.75%, 1/15/23	3,565,000	3,545,082
Air Lease Corp., 2.875%, 1/15/26	852,000	763,495
10

	Principal Amount/Shares	Value
Aircastle Ltd., 5.25%, 8/11/25(1)	$766,000	$721,788
		5,030,365
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,000,000	1,738,645
Wireless Telecommunication Services — 2.1%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	690,000	650,860
Kenbourne Invest SA, 4.70%, 1/22/28(1)	645,000	491,518
Sprint Corp., 7.875%, 9/15/23	2,500,000	2,529,675
Sprint Corp., 7.125%, 6/15/24	3,605,000	3,664,879
Sprint Corp., 7.625%, 2/15/25	3,780,000	3,881,255
T-Mobile USA, Inc., 4.75%, 2/1/28	3,995,000	3,778,371
		14,996,558
TOTAL CORPORATE BONDS (Cost $343,237,153)		318,929,961
U.S. TREASURY SECURITIES — 18.2%
U.S. Treasury Notes, 3.50%, 9/15/25	4,000,000	3,918,750
U.S. Treasury Notes, 3.25%, 6/30/29	1,000,000	955,996
U.S. Treasury Notes, 3.125%, 8/15/25	19,000,000	18,418,867
U.S. Treasury Notes, 0.25%, 4/15/23	200,000	196,122
U.S. Treasury Notes, 0.125%, 12/15/23	500,000	475,859
U.S. Treasury Notes, 1.50%, 9/30/24	11,000,000	10,430,020
U.S. Treasury Notes, 0.75%, 11/15/24	12,500,000	11,616,211
U.S. Treasury Notes, 1.00%, 12/15/24	10,500,000	9,785,918
U.S. Treasury Notes, 1.125%, 1/15/25(4)	25,000,000	23,295,899
U.S. Treasury Notes, 1.50%, 2/15/25	10,000,000	9,375,781
U.S. Treasury Notes, 1.75%, 3/15/25	8,000,000	7,534,375
U.S. Treasury Notes, 2.625%, 4/15/25	19,000,000	18,249,648
U.S. Treasury Notes, 2.75%, 5/15/25	2,000,000	1,924,922
U.S. Treasury Notes, 2.875%, 6/15/25	5,000,000	4,822,852
U.S. Treasury Notes, 3.00%, 6/30/24	12,650,000	12,375,999
TOTAL U.S. TREASURY SECURITIES (Cost $139,253,050)		133,377,219
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Private Sponsor Collateralized Mortgage Obligations — 8.2%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	46,328	46,038
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	1,234,458	1,183,559
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,637,907
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	1,236,615	1,158,232
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1 SEQ, VRN, 5.40%, 11/25/48(1)	2,300,000	2,206,378
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.10%, 1/25/49(1)	632,000	553,922
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	4,390,000	3,690,555
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,196,525
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	11,779	11,417
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	5,569	5,415
11

	Principal Amount/Shares	Value
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 7.83%, (1-month LIBOR plus 4.75%), 10/25/27(1)	$1,500,000	$1,501,418
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 6.43%, (1-month LIBOR plus 3.35%), 10/25/27(1)	318,214	318,285
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 5.98%, (1-month LIBOR plus 2.90%), 4/25/28(1)	2,061,468	2,055,049
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 4.93%, (1-month LIBOR plus 1.85%), 10/25/28(1)	734,817	733,474
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(1)	2,350,000	2,323,315
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 6.68%, (1-month LIBOR plus 3.60%), 6/25/30(1)	2,177,952	2,175,008
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	887,000	795,754
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	25,790	25,111
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	3,008,500	2,518,581
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	2,475,168	1,969,130
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	2,500,000	1,754,661
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	2,335,819	1,684,682
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	2,145,327	1,705,199
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,433,331
Home RE Ltd., Series 2020-1, Class B1, VRN, 10.08%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,285,412
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	750,000	732,625
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	2,150,000	2,058,707
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	1,000,000	722,182
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 5.93%, (30-day average SOFR plus 3.65%), 3/25/51(1)	609,080	571,146
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.97%, 10/25/49(1)	1,876,999	1,596,669
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.77%, 2/25/35	10,777	10,271
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	216,341	210,277
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 5.03%, (1-month LIBOR plus 1.95%), 2/25/29(1)	1,947,512	1,925,085
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 3.98%, (30-day average SOFR plus 1.70%), 12/27/33(1)	1,500,000	1,469,242
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 4.13%, (30-day average SOFR plus 1.85%), 11/25/31(1)	752,871	733,074
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 5.98%, (30-day average SOFR plus 3.70%), 11/25/31(1)	1,500,000	1,410,047
Residential Mortgage Loan Trust, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,749,377
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 8.68%, (1-month LIBOR plus 5.60%), 10/25/30(1)	639,015	640,817
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 6.48%, (1-month LIBOR plus 3.40%), 8/25/33(1)	1,253,342	1,253,232
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 6.98%, (1-month LIBOR plus 3.90%), 8/25/33(1)	850,000	846,920
12

		Principal Amount/Shares	Value
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 4.18%, (30-day average SOFR plus 1.90%), 2/25/34(1)		$2,389,417	$2,372,080
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 5.13%, (1-month LIBOR plus 2.05%), 10/25/33(1)		3,333,591	3,326,660
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, 2.32%, 5/25/65(1)		314,852	302,383
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)		1,450,000	1,403,424
Verus Securitization Trust, Series 2021-R1, Class M1 SEQ, 2.34%, 10/25/63(1)		1,025,000	887,105
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)		653,342	603,328
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)		1,000,000	952,887
			59,745,896
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2017-HRP1, Class M2, VRN, 5.53%, (1-month LIBOR plus 2.45%), 12/25/42		928,587	920,604
FHLMC, Series 2019-CS03, Class M1, VRN, 3.08%, 10/25/32(1)		907,833	905,856
FHLMC, Series 2020-HQA3, Class M2, VRN, 6.68%, (1-month LIBOR plus 3.60%), 7/25/50(1)		5,333	5,332
FHLMC, Series 2022-DNA3, Class M1A, VRN, 4.28%, (30-day average SOFR plus 2.00%), 4/25/42(1)		1,461,312	1,447,461
FHLMC, Series 2022-DNA5, Class M1A, VRN, 5.23%, (30-day average SOFR plus 2.95%), 6/25/42(1)		1,637,061	1,638,835
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,660,901	318,710
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		1,291,072	248,069
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,641,972	247,501
			5,732,368
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,750,451)			65,478,264
ASSET-BACKED SECURITIES — 8.1%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,386,395	1,047,681
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		2,673,000	2,541,026
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,642,519	1,237,396
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA SEQ, 2.49%, 12/16/41(1)		1,443,334	1,317,677
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		1,291,604	1,204,611
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)		640,742	570,250
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		2,215,258	1,944,478
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,937,245	1,583,081
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,772,629
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,247,677
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)		$2,950,000	2,635,970
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		2,875,000	2,345,812
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		424,783	388,041
13

	Principal Amount/Shares	Value
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)	$1,272,375	$1,218,373
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)	1,702,875	1,538,888
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	1,363,924	1,086,361
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,342,219
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)	3,300,000	2,761,289
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,000,000	840,577
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	3,025,000	2,637,575
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	483,189	392,366
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,733,182	1,404,716
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	2,614,226	2,104,381
MAPS Ltd., Series 2018-1A, Class A SEQ, 4.21%, 5/15/43(1)	880,057	785,297
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	1,694,625	1,393,263
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,702,116	2,431,953
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)	1,250,000	1,165,275
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	1,500,000	1,264,827
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	400,000	336,676
SBA Tower Trust, Series 2014-2A, Class C SEQ, 3.87%, 10/15/49(1)	2,335,000	2,259,584
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	216,157	208,074
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	144,711	135,770
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,613,325	1,283,815
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	3,762,178	3,716,963
START II Ltd., Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	1,383,960	1,228,211
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	2,957,927	2,364,789
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,600,911	2,311,843
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,194,657
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	25,881	25,054
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)	870,423	743,276
TOTAL ASSET-BACKED SECURITIES (Cost $67,360,816)		59,012,401
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 5.03%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,431,740
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 6.38%, (3-month LIBOR plus 3.60%), 7/25/29(1)	3,000,000	2,746,715
14

	Principal Amount/Shares	Value
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 4.71%, (3-month LIBOR plus 1.95%), 7/22/30(1)	$1,600,000	$1,477,218
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 4.26%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,000,000	920,261
BDS Ltd., Series 2020-FL6, Class E, VRN, 5.65%, (30-day average SOFR plus 3.36%), 9/15/35(1)	1,425,000	1,359,318
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 5.12%, (3-month LIBOR plus 2.20%), 8/14/30(1)	1,050,000	989,743
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 6.36%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,594,536
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 4.49%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,833,093
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 4.61%, (3-month LIBOR plus 1.90%), 1/20/30(1)	2,500,000	2,306,821
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 4.99%, (3-month LIBOR plus 1.70%), 9/15/29(1)	2,750,000	2,679,710
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	2,300,000	2,199,734
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 7.11%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,181,408
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 3.85%, (3-month LIBOR plus 0.87%), 11/21/27(1)	1,498,643	1,495,347
MF1 Ltd., Series 2020-FL4, Class D, VRN, 7.06%, (1-month SOFR plus 4.21%), 11/15/35(1)	2,395,000	2,383,286
Nassau Ltd., Series 2019-IA, Class BR, VRN, 3.64%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,407,693
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 4.88%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,592,663
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 7.83%, (3-month LIBOR plus 4.85%), 2/20/28(1)	2,500,000	2,500,125
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2 VRN, 5.17%, (3-month SOFR plus 2.65%), 1/15/31(1)	1,500,000	1,484,830
PFP Ltd., Series 2021-8, Class D, VRN, 5.09%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	837,775
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 5.33%, (1-month LIBOR plus 2.25%), 4/25/38(1)	1,000,000	951,079
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 5.06%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	653,700
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 5.32%, (1-month SOFR plus 2.30%), 6/17/37(1)	2,099,000	2,076,221
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 5.03%, (3-month LIBOR plus 2.25%), 10/23/31(1)	2,000,000	1,820,220
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 4.31%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,733,657
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 4.61%, (3-month LIBOR plus 1.90%), 12/28/29(1)	1,775,000	1,626,240
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 4.58%, (3-month LIBOR plus 2.10%), 7/14/26(1)	2,725,000	2,672,864
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 4.61%, (3-month LIBOR plus 2.15%), 10/13/32(1)	1,500,000	1,392,730
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.81%, (3-month LIBOR plus 3.04%), 4/26/28(1)	2,100,000	2,011,666
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 5.11%, (3-month LIBOR plus 2.40%), 9/15/30(1)	3,450,000	3,242,452
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(1)	1,100,000	1,056,181
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $56,628,562)		53,659,026
15

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.7%
FHLMC, 3.50%, 5/1/50	$1,591,604	$1,447,528
FHLMC, 2.50%, 10/1/50	3,045,927	2,576,341
FHLMC, 3.50%, 5/1/51	10,020,169	9,128,131
FNMA, 4.00%, 3/1/50	5,947,526	5,597,265
FNMA, 4.00%, 3/1/51	5,869,764	5,521,478
FNMA, 4.00%, 3/1/51	4,942,662	4,641,002
FNMA, 2.50%, 12/1/51	3,038,392	2,563,070
FNMA, 3.50%, 12/1/51	7,939,902	7,164,188
FNMA, 2.50%, 3/1/52	12,382,243	10,468,869
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,361,677)		49,107,872
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 4.98%, (1-month LIBOR plus 2.16%), 11/15/34(1)	1,683,000	1,515,924
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 5.67%, (1-month LIBOR plus 2.85%), 11/15/34(1)	1,581,000	1,395,264
BXHPP Trust, Series 2021-FILM, Class D, VRN, 4.32%, (1-month LIBOR plus 1.50%), 8/15/36(1)	1,700,000	1,556,926
BXHPP Trust, Series 2021-FILM, Class E, VRN, 4.82%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,258,964
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 4.97%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,504,000	2,422,801
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 4.45%, (1-month LIBOR plus 1.63%), 12/15/36(1)	1,615,000	1,542,904
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	1,853,000	1,810,833
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 5.17%, (1-month LIBOR plus 2.35%), 3/15/38(1)	1,445,949	1,330,378
Med Trust, Series 2021-MDLN, Class F, VRN, 6.82%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,994,100	1,844,375
MHP Trust, Series 2022-MHIL, Class D, VRN, 4.46%, (1-month SOFR plus 1.61%), 1/15/27(1)	3,102,506	2,901,948
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, VRN, 5.42%, (1-month LIBOR plus 2.60%), 11/15/34(1)	1,883,000	1,847,336
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	2,018,137	1,859,846
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 4.32%, (1-month LIBOR plus 1.50%), 1/15/36(1)	1,512,000	1,430,257
SMRT, Series 2022-MINI, Class F, VRN, 6.20%, (1-month SOFR plus 3.35%), 1/15/39(1)	3,254,000	2,981,887
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $27,047,724)		25,699,643
BANK LOAN OBLIGATIONS(5) — 2.0%
Food and Staples Retailing — 0.2%
United Natural Foods, Inc., Term Loan B, 6.40%, (1-month SOFR plus 3.25%), 10/22/25	1,503,098	1,483,881
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 2021 Term Loan B5, 5.37%, (1-month LIBOR plus 2.25%), 11/8/27	2,571,531	2,510,059
Medline Borrower LP, USD Term Loan B, 6.37%, (1-month LIBOR plus 3.25%), 10/23/28	1,995,000	1,838,203
		4,348,262
16

	Principal Amount/Shares	Value
Health Care Providers and Services — 0.4%
Change Healthcare Holdings LLC, 2017 Term Loan B, 7.75%, (Prime rate plus 1.50%), 3/1/24	$2,971,994	$2,966,630
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	995,400	958,386
Jazz Financing Lux S.a.r.l., USD Term Loan, 6.62%, (1-month LIBOR plus 3.50%), 5/5/28	3,272,707	3,169,551
		4,127,937
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 6.36%, (1-month SOFR plus 3.75%), 3/1/29	2,100,000	1,921,122
TOTAL BANK LOAN OBLIGATIONS (Cost $15,403,730)		14,847,832
PREFERRED STOCKS — 1.7%
Banks — 0.8%
Barclays PLC, 4.375%	851,000	526,599
ING Groep NV, 3.875%	2,400,000	1,571,640
JPMorgan Chase & Co., 4.60%	2,265,000	1,978,704
PNC Financial Services Group, Inc., 3.40%	2,199,000	1,646,562
		5,723,505
Capital Markets — 0.3%
Bank of New York Mellon Corp., 3.75%	2,895,000	2,243,625
Insurance — 0.1%
Allianz SE, 3.20%(1)	1,360,000	881,077
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	600,000	556,500
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	1,491,000	1,026,878
Aircastle Ltd., 5.25%(1)	2,875,000	2,170,895
		3,197,773
TOTAL PREFERRED STOCKS (Cost $16,625,985)		12,602,480
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Oman — 0.2%
Oman Government International Bond, 4.125%, 1/17/23	$1,250,000	1,243,021
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,400,000	1,356,112
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,702,895)		2,599,133
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,322,980	2,322,980
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $405,418), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $398,621)		398,526
17

	Principal Amount/Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $2,028,873), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $1,989,489)		$1,989,000
		2,387,526
TOTAL SHORT-TERM INVESTMENTS (Cost $4,710,506)		4,710,506
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $796,082,549)		740,024,337
OTHER ASSETS AND LIABILITIES — (1.1)%		(8,252,904)
TOTAL NET ASSETS — 100.0%		$731,771,433

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,221,447	CAD	4,201,008	Goldman Sachs & Co.	12/15/22	$179,494

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	360	December 2022	$73,940,626	$(738,457)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	December 2022	$112,062	$2,654
U.S. Treasury 10-Year Ultra Notes	139	December 2022	16,469,328	887,972
U.S. Treasury 5-Year Notes	462	December 2022	49,668,610	1,435,465
U.S. Treasury Long Bonds	138	December 2022	17,444,063	1,283,102
U.S. Treasury Ultra Bonds	14	December 2022	1,918,000	139,275
			$85,612,063	$3,748,468
^Amount represents value and unrealized appreciation (depreciation).

18

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$13,860,000	$(628,156)	$677,981	$49,825
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$30,987,000	(32,130)	708,064	675,934
					$(660,286)	$1,386,045	$725,759
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $314,441,849, which represented 43.0% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,641,475.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.
19

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $796,082,549)	$740,024,337
Cash	16,429
Receivable for investments sold	3,515,190
Receivable for capital shares sold	1,260,305
Receivable for variation margin on futures contracts	252,489
Receivable for variation margin on swap agreements	66,578
Unrealized appreciation on forward foreign currency exchange contracts	179,494
Interest receivable	4,871,284
750,186,106

Liabilities
Payable for investments purchased	7,034,495
Payable for capital shares redeemed	11,099,004
Accrued management fees	272,663
Distribution and service fees payable	5,310
Dividends payable	3,201
18,414,673

Net Assets	$731,771,433

Net Assets Consist of:
Capital paid in	$800,812,029
Distributable earnings	(69,040,596)
$731,771,433

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$226,539,224	25,547,680	$8.87
I Class	$483,103,643	54,504,767	$8.86
Y Class	$5,426	612	$8.87
A Class	$12,036,350	1,357,452	$8.87
C Class	$3,158,548	356,223	$8.87
R Class	$406,674	45,861	$8.87
R5 Class	$288,087	32,493	$8.87
R6 Class	$6,233,481	702,704	$8.87
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.07 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,418,510

Expenses:
Management fees	1,706,913
Distribution and service fees:
A Class	18,337
C Class	17,014
R Class	666
Trustees' fees and expenses	26,169
Other expenses	14,322
1,783,421

Net investment income (loss)	11,635,089

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(23,465,870)
Forward foreign currency exchange contract transactions	69,684
Futures contract transactions	8,115,898
Swap agreement transactions	484,848
Foreign currency translation transactions	(1,532)
(14,796,972)

Change in net unrealized appreciation (depreciation) on:
Investments	(27,631,647)
Forward foreign currency exchange contracts	254,896
Futures contracts	(405,656)
Swap agreements	2,437,256
Translation of assets and liabilities in foreign currencies	(41)
(25,345,192)

Net realized and unrealized gain (loss)	(40,142,164)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,507,075)

See Notes to Financial Statements.
21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$11,635,089	$12,155,016
Net realized gain (loss)	(14,796,972)	464,451
Change in net unrealized appreciation (depreciation)	(25,345,192)	(29,017,509)
Net increase (decrease) in net assets resulting from operations	(28,507,075)	(16,398,042)

Distributions to Shareholders
From earnings:
Investor Class	(3,378,618)	(6,784,297)
I Class	(7,040,933)	(10,545,801)
Y Class	(80)	(70,316)
A Class	(178,016)	(533,414)
C Class	(28,938)	(79,249)
R Class	(3,085)	(6,200)
R5 Class	(3,856)	(2,165)
R6 Class	(70,291)	(134,492)
Decrease in net assets from distributions	(10,703,817)	(18,155,934)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	60,977,806	428,901,961

Net increase (decrease) in net assets	21,766,914	394,347,985

Net Assets
Beginning of period	710,004,519	315,656,534
End of period	$731,771,433	$710,004,519

See Notes to Financial Statements.
22

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

23

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

24

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

25

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $610,294,788, of which $269,003,342 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $527,488,766, of which $220,286,246 represented U.S. Treasury and Government Agency obligations.

26

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,492,961	$68,656,534	24,251,606	$236,473,152
Issued in reinvestment of distributions	368,564	3,348,085	692,849	6,726,985
Redeemed	(9,643,614)	(87,973,746)	(9,772,002)	(94,589,941)
	(1,782,089)	(15,969,127)	15,172,453	148,610,196
I Class
Sold	25,143,429	230,771,671	44,887,743	436,859,518
Issued in reinvestment of distributions	775,949	7,040,748	1,087,763	10,544,761
Redeemed	(17,575,530)	(160,275,666)	(16,788,584)	(162,636,110)
	8,343,848	77,536,753	29,186,922	284,768,169
Y Class
Sold	—	—	63,792	629,268
Issued in reinvestment of distributions	9	80	6,548	64,651
Redeemed	—	—	(649,161)	(6,412,951)
	9	80	(578,821)	(5,719,032)
A Class
Sold	180,194	1,658,910	472,225	4,621,527
Issued in reinvestment of distributions	19,555	177,822	54,340	528,541
Redeemed	(668,415)	(6,089,378)	(778,056)	(7,620,183)
	(468,666)	(4,252,646)	(251,491)	(2,470,115)
C Class
Sold	35,531	325,605	200,584	1,961,445
Issued in reinvestment of distributions	3,078	27,935	8,094	78,673
Redeemed	(62,629)	(569,995)	(126,394)	(1,225,831)
	(24,020)	(216,455)	82,284	814,287
R Class
Sold	32,561	297,125	20,639	201,557
Issued in reinvestment of distributions	337	3,044	618	6,032
Redeemed	(7,070)	(65,079)	(38,202)	(375,262)
	25,828	235,090	(16,945)	(167,673)
R5 Class
Sold	31,162	285,985	13,588	131,295
Issued in reinvestment of distributions	425	3,850	224	2,165
Redeemed	(13,118)	(119,100)	(2,462)	(23,428)
	18,469	170,735	11,350	110,032
R6 Class
Sold	426,326	3,889,999	869,985	8,540,028
Issued in reinvestment of distributions	7,755	70,291	13,779	133,979
Redeemed	(53,345)	(486,914)	(589,003)	(5,717,910)
	380,736	3,473,376	294,761	2,956,097
Net increase (decrease)	6,494,115	$60,977,806	43,900,513	$428,901,961

27

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$318,929,961	—
U.S. Treasury Securities	—	133,377,219	—
Collateralized Mortgage Obligations	—	65,478,264	—
Asset-Backed Securities	—	59,012,401	—
Collateralized Loan Obligations	—	53,659,026	—
U.S. Government Agency Mortgage-Backed Securities	—	49,107,872	—
Commercial Mortgage-Backed Securities	—	25,699,643	—
Bank Loan Obligations	—	14,847,832	—
Preferred Stocks	—	12,602,480	—
Sovereign Governments and Agencies	—	2,599,133	—
Short-Term Investments	$2,322,980	2,387,526	—
	$2,322,980	$737,701,357	—
Other Financial Instruments
Futures Contracts	$3,748,468	—	—
Swap Agreements	—	$725,759	—
Forward Foreign Currency Exchange Contracts	—	179,494	—
	$3,748,468	$905,253	—

Liabilities
Other Financial Instruments
Futures Contracts	$738,457	—	—

28

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $52,966,833.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,498,444.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $41,300,811 futures contracts purchased and $113,708,507 futures contracts sold.

29

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$66,578	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	179,494	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	252,489	Payable for variation margin on futures contracts*	—
		$498,561		—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$484,848	Change in net unrealized appreciation (depreciation) on swap agreements	$2,437,256
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	69,684	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	254,896
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	8,115,898	Change in net unrealized appreciation (depreciation) on futures contracts	(405,656)
		$8,670,430		$2,286,496

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
30

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$796,656,858
Gross tax appreciation of investments	$268,539
Gross tax depreciation of investments	(56,901,060)
Net tax appreciation (depreciation) of investments	$(56,632,521)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had late-year ordinary loss deferrals of $(63,312) and post-October capital loss deferrals of $(133,463), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
31

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.34	0.14	(0.49)	(0.35)	(0.12)	—	(0.12)	$8.87	(3.74)%	0.52%(4)	0.52%(4)	2.97%(4)	2.97%(4)	71%	$226,539
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	0.52%	2.28%	2.28%	120%	$255,208
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
2020	$9.50	0.24	(0.30)	(0.06)	(0.25)	—	(0.25)	$9.19	(0.65)%	0.52%	0.61%	2.48%	2.39%	98%	$96,773
2019	$9.53	0.28	(0.02)	0.26	(0.29)	—	(0.29)	$9.50	2.75%	0.58%	0.66%	2.97%	2.89%	61%	$109,863
2018	$9.60	0.23	(0.09)	0.14	(0.21)	—	(0.21)	$9.53	1.50%	0.63%	0.75%	2.43%	2.31%	57%	$31,975
I Class
2022(3)	$9.33	0.14	(0.48)	(0.34)	(0.13)	—	(0.13)	$8.86	(3.70)%	0.42%(4)	0.42%(4)	3.07%(4)	3.07%(4)	71%	$483,104
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	0.42%	2.38%	2.38%	120%	$430,865
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
2020	$9.49	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	$9.19	(0.44)%	0.42%	0.51%	2.58%	2.49%	98%	$83,287
2019	$9.53	0.29	(0.03)	0.26	(0.30)	—	(0.30)	$9.49	2.75%	0.48%	0.56%	3.07%	2.99%	61%	$13,463
2018(5)	$9.61	0.24	(0.11)	0.13	(0.21)	—	(0.21)	$9.53	1.39%	0.53%(4)	0.65%(4)	2.56%(4)	2.44%(4)	57%(6)	$19

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.34	0.14	(0.48)	(0.34)	(0.13)	—	(0.13)	$8.87	(3.66)%	0.32%(4)	0.32%(4)	3.17%(4)	3.17%(4)	71%	$5
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.45)%	0.32%	0.41%	2.68%	2.59%	98%	$5
2019	$9.53	0.29	(0.02)	0.27	(0.30)	—	(0.30)	$9.50	2.92%	0.38%	0.46%	3.17%	3.09%	61%	$5
2018(5)	$9.61	0.25	(0.11)	0.14	(0.22)	—	(0.22)	$9.53	1.49%	0.43%(4)	0.55%(4)	2.62%(4)	2.50%(4)	57%(6)	$5
A Class
2022(3)	$9.34	0.12	(0.48)	(0.36)	(0.11)	—	(0.11)	$8.87	(3.86)%	0.77%(4)	0.77%(4)	2.72%(4)	2.72%(4)	71%	$12,036
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	0.77%	2.03%	2.03%	120%	$17,050
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397
2020	$9.50	0.21	(0.29)	(0.08)	(0.23)	—	(0.23)	$9.19	(0.90)%	0.77%	0.86%	2.23%	2.14%	98%	$13,826
2019	$9.53	0.26	(0.03)	0.23	(0.26)	—	(0.26)	$9.50	2.50%	0.83%	0.91%	2.72%	2.64%	61%	$5,870
2018	$9.60	0.21	(0.09)	0.12	(0.19)	—	(0.19)	$9.53	1.25%	0.88%	1.00%	2.18%	2.06%	57%	$4,052

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$9.34	0.09	(0.48)	(0.39)	(0.08)	—	(0.08)	$8.87	(4.22)%	1.52%(4)	1.52%(4)	1.97%(4)	1.97%(4)	71%	$3,159
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.52%	1.28%	1.28%	120%	$3,550
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926
2020	$9.50	0.14	(0.29)	(0.15)	(0.16)	—	(0.16)	$9.19	(1.63)%	1.52%	1.61%	1.48%	1.39%	98%	$1,605
2019	$9.53	0.19	(0.03)	0.16	(0.19)	—	(0.19)	$9.50	1.73%	1.58%	1.66%	1.97%	1.89%	61%	$1,090
2018	$9.60	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$9.53	0.49%	1.63%	1.75%	1.43%	1.31%	57%	$398
R Class
2022(3)	$9.34	0.12	(0.49)	(0.37)	(0.10)	—	(0.10)	$8.87	(3.98)%	1.02%(4)	1.02%(4)	2.47%(4)	2.47%(4)	71%	$407
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.02%	1.78%	1.78%	120%	$187
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
2020	$9.50	0.19	(0.29)	(0.10)	(0.21)	—	(0.21)	$9.19	(1.14)%	1.02%	1.11%	1.98%	1.89%	98%	$195
2019	$9.53	0.24	(0.03)	0.21	(0.24)	—	(0.24)	$9.50	2.24%	1.08%	1.16%	2.47%	2.39%	61%	$671
2018	$9.60	0.19	(0.09)	0.10	(0.17)	—	(0.17)	$9.53	1.00%	1.13%	1.25%	1.93%	1.81%	57%	$58

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.34	0.15	(0.49)	(0.34)	(0.13)	—	(0.13)	$8.87	(3.64)%	0.32%(4)	0.32%(4)	3.17%(4)	3.17%(4)	71%	$288
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$131
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.33)%	0.32%	0.41%	2.68%	2.59%	98%	$225
2019	$9.53	0.28	–(7)	0.28	(0.31)	—	(0.31)	$9.50	2.96%	0.38%	0.46%	3.17%	3.09%	61%	$226
2018	$9.60	0.25	(0.09)	0.16	(0.23)	—	(0.23)	$9.53	1.71%	0.43%	0.55%	2.63%	2.51%	57%	$7,267
R6 Class
2022(3)	$9.34	0.15	(0.49)	(0.34)	(0.13)	—	(0.13)	$8.87	(3.62)%	0.27%(4)	0.27%(4)	3.22%(4)	3.22%(4)	71%	$6,233
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	0.27%	2.53%	2.53%	120%	$3,008
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267
2020	$9.50	0.26	(0.29)	(0.03)	(0.28)	—	(0.28)	$9.19	(0.39)%	0.27%	0.36%	2.73%	2.64%	98%	$184
2019	$9.53	0.29	(0.01)	0.28	(0.31)	—	(0.31)	$9.50	3.01%	0.33%	0.41%	3.22%	3.14%	61%	$164
2018	$9.60	0.26	(0.09)	0.17	(0.24)	—	(0.24)	$9.53	1.76%	0.38%	0.50%	2.68%	2.56%	57%	$1,070

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
37

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the
38

Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
39

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

40

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

41

Notes

42

Notes

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 2211

Semiannual Report

September 30, 2022

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Corporate Bonds	37.4%
U.S. Treasury Securities	18.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	9.7%
Collateralized Loan Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	6.5%
Commercial Mortgage-Backed Securities	4.1%
Preferred Stocks	3.4%
Bank Loan Obligations	1.0%
Sovereign Governments and Agencies	0.9%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$928.60	$3.67	0.76%
I Class	$1,000	$929.00	$3.19	0.66%
Y Class	$1,000	$928.40	$2.71	0.56%
A Class	$1,000	$927.40	$4.88	1.01%
C Class	$1,000	$923.90	$8.49	1.76%
R Class	$1,000	$925.30	$6.08	1.26%
R5 Class	$1,000	$929.50	$2.71	0.56%
R6 Class	$1,000	$929.70	$2.47	0.51%
Hypothetical
Investor Class	$1,000	$1,021.26	$3.85	0.76%
I Class	$1,000	$1,021.76	$3.35	0.66%
Y Class	$1,000	$1,022.26	$2.84	0.56%
A Class	$1,000	$1,020.01	$5.11	1.01%
C Class	$1,000	$1,016.24	$8.90	1.76%
R Class	$1,000	$1,018.75	$6.38	1.26%
R5 Class	$1,000	$1,022.26	$2.84	0.56%
R6 Class	$1,000	$1,022.51	$2.59	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 37.4%
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.625%, 1/15/29	$120,000	$96,902
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	80,000	56,750
Airlines — 0.9%
American Airlines, Inc., 11.75%, 7/15/25(1)	280,000	292,857
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	108,461	102,044
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	19,854	16,191
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	244,372	228,561
		639,653
Automobiles — 0.9%
Ford Motor Co., 6.10%, 8/19/32	200,000	176,660
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	200,000	178,986
General Motors Financial Co., Inc., 3.80%, 4/7/25	290,000	276,486
		632,132
Banks — 5.1%
Bank of America Corp., VRN, 4.57%, 4/27/33	295,000	264,624
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	260,000	251,269
Citigroup, Inc., VRN, 5.61%, 9/29/26	310,000	308,505
Discover Bank, VRN, 4.68%, 8/9/28	630,000	604,302
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	200,000	178,104
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	225,000	212,795
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	26,000	22,475
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	47,000	38,157
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	38,000	30,088
Mitsubishi UFJ Financial Group, Inc., VRN, 5.06%, 9/12/25(2)	155,000	153,432
Mitsubishi UFJ Financial Group, Inc., VRN, 5.35%, 9/13/28	425,000	414,790
NatWest Group PLC, VRN, 5.52%, 9/30/28	295,000	280,354
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	128,000	114,353
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	200,000	151,668
Synchrony Bank, 5.40%, 8/22/25	380,000	370,835
Toronto-Dominion Bank, 2.00%, 9/10/31	144,000	107,639
Toronto-Dominion Bank, 2.45%, 1/12/32	95,000	73,295
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	164,965
Wells Fargo & Co., VRN, 4.54%, 8/15/26	47,000	45,495
		3,787,145
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	354,000	301,426
Standard Industries, Inc., 4.375%, 7/15/30(1)	120,000	92,089
		393,515
Capital Markets — 4.3%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	400,000	356,813
6

	Principal Amount/Shares	Value
FS KKR Capital Corp., 4.25%, 2/14/25(1)	$466,000	$432,719
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	217,000	206,868
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	206,000	176,424
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	205,000	178,097
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	23,000	20,424
Morgan Stanley, VRN, 2.63%, 2/18/26	156,000	145,471
Morgan Stanley, VRN, 2.70%, 1/22/31	560,000	454,593
Morgan Stanley, VRN, 2.51%, 10/20/32	275,000	210,457
Morgan Stanley, VRN, 2.48%, 9/16/36	56,000	40,210
Owl Rock Capital Corp., 3.40%, 7/15/26	379,000	325,621
State Street Corp., VRN, 4.16%, 8/4/33	223,000	201,539
UBS Group AG, VRN, 2.75%, 2/11/33(1)	535,000	398,181
		3,147,417
Chemicals — 0.9%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	134,000
Celanese US Holdings LLC, 5.90%, 7/5/24	310,000	305,944
Tronox, Inc., 4.625%, 3/15/29(1)	260,000	192,947
		632,891
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	152,000	122,034
Capital One Financial Corp., VRN, 4.99%, 7/24/26	54,000	52,822
Navient Corp., 5.50%, 1/25/23	169,000	168,269
Navient Corp., 6.125%, 3/25/24	215,000	209,659
		552,784
Containers and Packaging — 0.6%
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	290,000	267,838
Sealed Air Corp., 5.00%, 4/15/29(1)	230,000	205,582
		473,420
Diversified Financial Services — 0.4%
Block Financial LLC, 3.875%, 8/15/30	174,000	148,834
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	18,000	15,886
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52(1)	110,000	100,910
		265,630
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 4.50%, 5/15/35	135,000	117,197
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	365,000	343,721
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	415,000	348,382
Telecom Italia SpA, 5.30%, 5/30/24(1)	410,000	387,796
		1,197,096
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	235,476
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	470,944	323,312
		558,788
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.875%, 9/1/30(1)	195,000	182,871
Entertainment — 0.5%
Netflix, Inc., 5.875%, 11/15/28	165,000	161,416
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	119,000	106,618
Warnermedia Holdings, Inc., 5.14%, 3/15/52(1)	112,000	81,618
		349,652
7

	Principal Amount/Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.5%
Duke Realty LP, 3.25%, 6/30/26	$180,000	$166,281
EPR Properties, 4.75%, 12/15/26	110,000	97,788
EPR Properties, 4.95%, 4/15/28	103,000	88,815
iStar, Inc., 4.75%, 10/1/24	41,000	40,496
National Retail Properties, Inc., 4.30%, 10/15/28	475,000	438,162
Prologis LP, 3.25%, 6/30/26(7)	180,000	172,212
SBA Tower Trust, 3.45%, 3/15/48(1)	284,000	281,441
VICI Properties LP, 4.375%, 5/15/25	230,000	219,271
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	450,000	376,756
		1,881,222
Food and Staples Retailing — 0.5%
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	425,000	389,587
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP, 3.875%, 4/1/29(1)	170,000	136,569
Health Care Providers and Services — 0.7%
Centene Corp., 3.375%, 2/15/30	230,000	188,525
Owens & Minor, Inc., 6.625%, 4/1/30(1)	180,000	158,850
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	175,000	153,598
		500,973
Health Care Technology — 0.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	171,000	170,215
Hotels, Restaurants and Leisure — 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	84,000	64,389
Carnival Corp., 5.75%, 3/1/27(1)	110,000	77,305
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	230,000	201,229
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	273,000	209,326
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	284,000	264,688
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	300,000	227,028
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	189,712
		1,233,677
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	88,000	65,670
Insurance — 0.3%
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	31,000	25,343
SBL Holdings, Inc., VRN, 6.50%(1)(3)	247,000	186,485
		211,828
IT Services — 0.7%
Fidelity National Information Services, Inc., 5.10%, 7/15/32(2)	166,000	156,212
NortonLifeLock, Inc., 7.125%, 9/30/30(1)	385,000	373,217
		529,429
Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	195,000	179,388
DISH DBS Corp., 5.25%, 12/1/26(1)	220,000	180,647
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	145,000	122,253
Paramount Global, VRN, 6.25%, 2/28/57	270,000	232,882
Paramount Global, VRN, 6.375%, 3/30/62	245,000	212,078
8

	Principal Amount/Shares	Value
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	$385,000	$290,328
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	112,500
		1,330,076
Metals and Mining — 1.1%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)(2)	250,000	210,175
ATI, Inc., 4.875%, 10/1/29	180,000	149,911
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	328,000	276,212
GUSAP III LP, 4.25%, 1/21/30(1)	200,000	175,763
		812,061
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	271,000	249,675
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	237,000	177,821
		427,496
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	300,000	236,468
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	60,000	47,578
Oil, Gas and Consumable Fuels — 5.2%
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	82,027
Antero Resources Corp., 5.375%, 3/1/30(1)(2)	330,000	297,427
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	240,380
Callon Petroleum Co., 7.50%, 6/15/30(1)	100,000	87,745
Comstock Resources, Inc., 5.875%, 1/15/30(1)(2)	260,000	227,067
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	200,000	176,970
Ecopetrol SA, 5.875%, 9/18/23	185,000	183,847
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	240,000	229,145
Geopark Ltd., 5.50%, 1/17/27(1)	600,000	469,264
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	145,000	138,683
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	337,131
Occidental Petroleum Corp., 6.375%, 9/1/28	350,000	349,366
Occidental Petroleum Corp., 6.125%, 1/1/31(2)	250,000	246,857
Petroleos Mexicanos, 3.50%, 1/30/23	200,000	197,615
Petroleos Mexicanos, 5.95%, 1/28/31(2)	300,000	203,105
Southwestern Energy Co., 5.375%, 3/15/30	400,000	361,282
		3,827,911
Road and Rail — 0.1%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	60,000	55,784
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(1)	155,000	136,750
Qorvo, Inc., 4.375%, 10/15/29	92,000	78,938
		215,688
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.25%, 8/8/29	185,000	169,059
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	350,000	286,815
Dell International LLC / EMC Corp., 6.02%, 6/15/26	180,000	180,907
		636,781
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, 4.85%, 7/27/27(1)	200,000	190,162
9

		Principal Amount/Shares	Value
Trading Companies and Distributors — 0.6%
Air Lease Corp., 2.75%, 1/15/23		$445,000	$442,514
Wireless Telecommunication Services — 1.7%
Kenbourne Invest SA, 6.875%, 11/26/24(1)		135,000	127,342
Kenbourne Invest SA, 4.70%, 1/22/28(1)		300,000	228,613
Sprint Corp., 7.125%, 6/15/24		190,000	193,156
Sprint Corp., 7.625%, 2/15/25		545,000	559,599
T-Mobile USA, Inc., 5.65%, 1/15/53		120,000	113,644
			1,222,354
TOTAL CORPORATE BONDS (Cost $30,668,324)			27,530,689
U.S. TREASURY SECURITIES — 18.7%
U.S. Treasury Notes, 3.125%, 8/15/25		300,000	290,824
U.S. Treasury Notes, 1.625%, 8/15/29		50,000	43,131
U.S. Treasury Notes, 1.50%, 2/15/25(4)		6,750,000	6,328,652
U.S. Treasury Notes, 2.625%, 4/15/25		5,000,000	4,802,539
U.S. Treasury Notes, 1.50%, 9/30/24		800,000	758,547
U.S. Treasury Notes, 2.875%, 5/15/32		500,000	462,383
U.S. Treasury Notes, 2.875%, 6/15/25		600,000	578,742
U.S. Treasury Notes, 3.00%, 7/15/25		500,000	483,340
TOTAL U.S. TREASURY SECURITIES (Cost $14,326,215)			13,748,158
ASSET-BACKED SECURITIES — 9.9%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		239,034	180,635
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		346,500	329,392
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		234,646	176,771
Capital Automotive LLC, Series 2017-1A, Class A2 SEQ, 4.18%, 4/15/47(1)		125,631	122,198
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		200,000	185,475
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	88,401
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		224,736	197,266
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		319,645	261,208
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	250,000	167,229
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	134,884
Diamond Issuer, Series 2021-1A, Class A SEQ, 2.31%, 11/20/51(1)		$362,000	306,558
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		325,000	265,179
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)		94,250	90,250
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I SEQ, 4.12%, 7/25/48(1)		301,263	284,606
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II SEQ, 4.33%, 7/25/48(1)		116,463	107,648
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)		174,271	157,489
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		299,763	238,761
10

	Principal Amount/Shares	Value
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	$100,000	$84,058
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	300,000	261,578
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	150,059	121,853
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	245,782	197,848
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)	189,854	167,180
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	451,900	371,537
NP SPE II LLC, Series 2019-1A, Class A1 SEQ, 2.57%, 9/20/49(1)	259,357	244,141
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	300,000	254,805
Sabey Data Center Issuer LLC, Series 2020-1, Class A2 SEQ, 3.81%, 4/20/45(1)	350,000	332,420
Sabey Data Center Issuer LLC, Series 2021-1, Class A2 SEQ, 1.88%, 6/20/46(1)	195,000	165,553
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	190,728	158,301
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	48,237	45,375
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	230,475	183,402
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	357,706	353,407
START II Ltd., Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	124,681	110,650
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	315,312	252,084
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	126,056	122,738
Vantage Data Centers Issuer LLC, Series 2018-2A, Class A2 SEQ, 4.20%, 11/15/43(1)	221,183	217,707
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2 SEQ, 1.65%, 9/15/45(1)	192,000	168,930
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	250,000	219,466
TOTAL ASSET-BACKED SECURITIES (Cost $8,294,635)		7,326,983
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Private Sponsor Collateralized Mortgage Obligations — 7.6%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	10,220	9,449
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	3,564	3,541
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	129,229	121,038
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	294,773
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.10%, 1/25/49(1)	300,000	262,938
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	250,000	210,168
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	10,469	10,180
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 7.83%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	250,236
11

	Principal Amount/Shares	Value
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 6.43%, (1-month LIBOR plus 3.35%), 10/25/27(1)	$31,906	$31,914
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 5.98%, (1-month LIBOR plus 2.90%), 4/25/28(1)	143,158	142,712
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 4.93%, (1-month LIBOR plus 1.85%), 10/25/28(1)	176,805	176,482
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(1)	200,000	197,729
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 6.68%, (1-month LIBOR plus 3.60%), 6/25/30(1)	260,833	260,480
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	25,790	25,111
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	300,000	210,559
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.14%, 5/25/65(1)	250,000	245,004
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	314,437	226,784
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	238,370	189,467
Home RE Ltd., Series 2020-1, Class B1, VRN, 10.08%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	226,837
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(1)	75,000	73,263
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	250,000	239,385
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 5.93%, (30-day average SOFR plus 3.65%), 3/25/51(1)	104,897	98,364
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.97%, 10/25/49(1)	281,550	239,500
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.99%, 11/25/35	14,871	14,182
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 5.03%, (1-month LIBOR plus 1.95%), 2/25/29(1)	258,604	255,626
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 8.68%, (1-month LIBOR plus 5.60%), 10/25/30(1)	123,988	124,338
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 6.48%, (1-month LIBOR plus 3.40%), 8/25/33(1)	126,600	126,589
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 6.98%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	149,457
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 4.18%, (30-day average SOFR plus 1.90%), 2/25/34(1)	238,942	237,208
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 5.13%, (1-month LIBOR plus 2.05%), 10/25/33(1)	398,041	397,213
Verus Securitization Trust, Series 2021-R1, Class M1 SEQ, 2.34%, 10/25/63(1)	100,000	86,547
Verus Securitization Trust, Series 2021-R3, Class M1 SEQ, VRN, 2.41%, 4/25/64(1)	315,000	270,189
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	190,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	1,563	1,583
		5,599,423
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2017-HRP1, Class M2, VRN, 5.53%, (1-month LIBOR plus 2.45%), 12/25/42	114,539	113,555
FHLMC, Series 2020-HQA4, Class M2, VRN, 6.23%, (1-month LIBOR plus 3.15%), 9/25/50(1)	233,583	233,890
12

	Principal Amount/Shares	Value
FHLMC, Series 2022-DNA3, Class M1A, VRN, 4.28%, (30-day average SOFR plus 2.00%), 4/25/42(1)	$177,129	$175,450
FHLMC, Series 2022-DNA5, Class M1A, VRN, 5.23%, (30-day average SOFR plus 2.95%), 6/25/42(1)	233,866	234,119
FHLMC, Series 2022-DNA6, Class M1A, VRN, 4.44%, (30-day average SOFR plus 2.15%), 9/25/42(1)	175,000	174,029
FNMA, Series 2015-C02, Class 1M2, VRN, 7.08%, (1-month LIBOR plus 4.00%), 5/25/25	71,496	72,631
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	365,587	70,153
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	305,344	58,669
FNMA, Series 2018-C01, Class 1ED2, VRN, 3.93%, (1-month LIBOR plus 0.85%), 7/25/30	87,326	86,890
FNMA, Series 2019-R06, Class 2M2, VRN, 5.18%, (1-month LIBOR plus 2.10%), 9/25/39(1)	130,433	130,264
FNMA, Series 2022-R06, Class 1M1, VRN, 5.03%, (30-day average SOFR plus 2.75%), 5/25/42(1)	136,807	136,760
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	260,971	39,337
		1,525,747
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,631,375)		7,125,170
COLLATERALIZED LOAN OBLIGATIONS — 7.4%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 5.31%, (3-month LIBOR plus 2.80%), 1/15/29(1)	250,000	225,293
BDS Ltd., Series 2020-FL6, Class E, VRN, 5.65%, (30-day average SOFR plus 3.36%), 9/15/35(1)	146,000	139,270
BDS Ltd., Series 2021-FL8, Class A, VRN, 3.91%, (1-month LIBOR plus 0.92%), 1/18/36(1)	148,246	144,723
BXMT Ltd., Series 2021-FL4, Class A, VRN, 3.87%, (1-month LIBOR plus 1.05%), 5/15/38(1)	265,000	260,201
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 4.36%, (3-month LIBOR plus 1.85%), 10/15/31(1)	250,000	248,268
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 6.36%, (3-month LIBOR plus 3.65%), 7/20/30(1)	250,000	227,791
GPMT Ltd., Series 2019-FL2, Class B, VRN, 4.91%, (1-month LIBOR plus 1.90%), 2/22/36(1)	303,033	300,759
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/37(1)	132,500	128,717
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	250,000	239,101
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 7.11%, (3-month LIBOR plus 4.35%), 1/22/28(1)	275,000	239,955
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 3.85%, (3-month LIBOR plus 0.87%), 11/21/27(1)	234,163	233,648
MF1 Ltd., Series 2020-FL4, Class D, VRN, 7.06%, (1-month SOFR plus 4.21%), 11/15/35(1)	356,000	354,259
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 4.88%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	253,903
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 4.74%, (3-month LIBOR plus 2.00%), 7/19/30(1)	175,000	162,548
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2 VRN, 5.17%, (3-month SOFR plus 2.65%), 1/15/31(1)	250,000	247,472
PFP Ltd., Series 2021-7, Class A, VRN, 3.67%, (1-month LIBOR plus 0.85%), 4/14/38(1)	83,679	81,460
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 4.03%, (1-month LIBOR plus 0.95%), 7/25/36(1)	129,920	124,890
13

	Principal Amount/Shares	Value
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 4.98%, (1-month LIBOR plus 1.90%), 7/25/36(1)	$250,000	$234,564
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 5.06%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	93,386
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 5.32%, (1-month SOFR plus 2.30%), 6/17/37(1)	198,000	195,851
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 5.01%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	285,965
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 4.58%, (3-month LIBOR plus 2.10%), 7/14/26(1)	275,000	269,739
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 4.61%, (3-month LIBOR plus 2.15%), 10/13/32(1)	350,000	324,970
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.81%, (3-month LIBOR plus 3.04%), 4/26/28(1)	250,000	239,484
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 5.11%, (3-month LIBOR plus 2.40%), 9/15/30(1)	200,000	187,968
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,648,629)		5,444,185
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.5%
FHLMC, 3.50%, 5/1/50	160,630	146,089
FHLMC, 2.50%, 10/1/50	285,629	241,594
FHLMC, 3.50%, 5/1/51	1,013,104	922,913
FNMA, 4.00%, 3/1/50	576,412	542,466
FNMA, 4.00%, 3/1/51	571,730	537,806
FNMA, 4.00%, 3/1/51	479,715	450,437
FNMA, 2.50%, 12/1/51	284,465	239,964
FNMA, 3.50%, 12/1/51	766,611	691,715
FNMA, 2.50%, 3/1/52	1,178,984	996,801
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,084,540)		4,769,785
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 4.98%, (1-month LIBOR plus 2.16%), 11/15/34(1)	172,000	154,925
BBCMS Mortgage Trust, Series 2017-DELC, Class F, VRN, 6.44%, (1-month LIBOR plus 3.63%), 8/15/36(1)	160,000	150,007
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 5.67%, (1-month LIBOR plus 2.85%), 11/15/34(1)	183,000	161,501
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	262,204
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 4.82%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	370,124
BX Trust, Series 2021-ARIA, Class G, VRN, 5.96%, (1-month LIBOR plus 3.14%), 10/15/36(1)	186,000	166,400
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	149,066
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.90%, 1/10/36(1)	280,000	266,420
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 4.45%, (1-month LIBOR plus 1.63%), 12/15/36(1)	163,000	155,723
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	175,000	171,018
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 5.17%, (1-month LIBOR plus 2.35%), 3/15/38(1)	142,531	131,139
Med Trust, Series 2021-MDLN, Class F, VRN, 6.82%, (1-month LIBOR plus 4.00%), 11/15/38(1)	219,300	202,834
14

	Principal Amount/Shares	Value
MHP Trust, Series 2022-MHIL, Class D, VRN, 4.46%, (1-month SOFR plus 1.61%), 1/15/27(1)	$294,413	$275,381
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, VRN, 5.42%, (1-month LIBOR plus 2.60%), 11/15/34(1)	179,000	175,610
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	121,000	111,510
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 4.32%, (1-month LIBOR plus 1.50%), 1/15/36(1)	154,000	145,674
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,282,388)		3,049,536
PREFERRED STOCKS — 3.4%
Banks — 2.0%
Banco Mercantil del Norte SA, 8.375%(1)	200,000	183,420
Barclays PLC, 4.375%	200,000	123,760
BNP Paribas SA, 7.75%(1)	125,000	115,663
ING Groep NV, 3.875%	200,000	130,970
JPMorgan Chase & Co., 4.60%	850,000	742,560
PNC Financial Services Group, Inc., 3.40%	250,000	187,194
		1,483,567
Capital Markets — 0.4%
Bank of New York Mellon Corp., 3.75%	355,000	275,125
Insurance — 0.4%
Allianz SE, 3.20%(1)	455,000	294,772
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.125%	222,000	152,895
Aircastle Ltd., 5.25%(1)	425,000	320,915
		473,810
TOTAL PREFERRED STOCKS (Cost $3,165,954)		2,527,274
BANK LOAN OBLIGATIONS(5) — 1.0%
Food and Staples Retailing — 0.1%
United Natural Foods, Inc., Term Loan B, 6.40%, (1-month SOFR plus 3.25%), 10/22/25	$46,560	45,964
Media†
DirecTV Financing, LLC, Term Loan, 8.12%, (1-month LIBOR plus 5.00%), 8/2/27	32	31
Pharmaceuticals — 0.7%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28	165,900	159,731
Jazz Financing Lux S.a.r.l., USD Term Loan, 6.62%, (1-month LIBOR plus 3.50%), 5/5/28	346,996	336,059
		495,790
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 6.36%, (1-month SOFR plus 3.75%), 3/1/29	210,000	192,112
TOTAL BANK LOAN OBLIGATIONS (Cost $769,375)		733,897
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Colombia — 0.1%
Colombia Government International Bond, 6.125%, 1/18/41	100,000	73,832
Indonesia — 0.1%
Indonesia Government International Bond, 4.65%, 9/20/32	80,000	75,235
15

	Principal Amount/Shares	Value
South Africa — 0.7%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	$600,000	$518,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $830,181)		667,317
SHORT-TERM INVESTMENTS — 5.6%
Money Market Funds — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,372,495	1,372,495
State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,739,390	2,739,390
TOTAL SHORT-TERM INVESTMENTS (Cost $4,111,885)		4,111,885
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $83,813,501)		77,034,879
OTHER ASSETS AND LIABILITIES — (4.6)%		(3,417,902)
TOTAL NET ASSETS — 100.0%		$73,616,977

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	322,214	CAD	420,191	Goldman Sachs & Co.	12/15/22	$17,953

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	23	December 2022	$2,577,438	$(49,076)
U.S. Treasury 10-Year Ultra Notes	25	December 2022	2,962,109	(145,589)
U.S. Treasury 2-Year Notes	38	December 2022	7,804,844	(101,874)
U.S. Treasury 5-Year Notes	28	December 2022	3,010,219	(66,766)
			$16,354,610	$(363,305)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	December 2022	$1,896,094	$133,609
U.S. Treasury Ultra Bonds	3	December 2022	411,000	31,841
			$2,307,094	$165,450
^Amount represents value and unrealized appreciation (depreciation).

16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$1,485,000	$(1,082)	$33,475	$32,393
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,709,104, which represented 49.9% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,642,604. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $421,910.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,739,390.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $81,074,111) — including $2,642,604 of securities on loan	$74,295,489
Investment made with cash collateral received for securities on loan, at value (cost of $2,739,390)	2,739,390
Total investment securities, at value (cost of $83,813,501)	77,034,879
Cash	1,742
Receivable for investments sold	381,217
Receivable for capital shares sold	8,307
Receivable for variation margin on swap agreements	2,320
Unrealized appreciation on forward foreign currency exchange contracts	17,953
Interest receivable	582,991
Securities lending receivable	1,753
78,031,162

Liabilities
Payable for collateral received for securities on loan	2,739,390
Payable for investments purchased	1,531,045
Payable for capital shares redeemed	70,271
Payable for variation margin on futures contracts	19,844
Accrued management fees	44,111
Distribution and service fees payable	1,487
Dividends payable	8,037
4,414,185

Net Assets	$73,616,977

Net Assets Consist of:
Capital paid in	$84,920,178
Distributable earnings	(11,303,201)
$73,616,977

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$55,485,236	6,342,128	$8.75
I Class	$7,380,746	844,042	$8.74
Y Class	$5,562	636	$8.75
A Class	$4,602,013	525,924	$8.75
C Class	$317,883	36,351	$8.74
R Class	$609,627	69,662	$8.75
R5 Class	$504,311	57,655	$8.75
R6 Class	$4,711,599	538,606	$8.75
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.16 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,584,012
Securities lending, net	9,906
1,593,918

Expenses:
Management fees	267,269
Distribution and service fees:
A Class	5,970
C Class	1,672
R Class	1,574
Trustees' fees and expenses	2,555
Other expenses	4,074
283,114

Net investment income (loss)	1,310,804

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,420,860)
Forward foreign currency exchange contract transactions	6,968
Futures contract transactions	195,539
Swap agreement transactions	214,952
Foreign currency translation transactions	(155)
(3,003,556)

Change in net unrealized appreciation (depreciation) on:
Investments	(3,803,861)
Forward foreign currency exchange contracts	25,493
Futures contracts	(266,739)
Swap agreements	231,620
Translation of assets and liabilities in foreign currencies	(4)
(3,813,491)

Net realized and unrealized gain (loss)	(6,817,047)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,506,243)

See Notes to Financial Statements.
19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$1,310,804	$2,001,052
Net realized gain (loss)	(3,003,556)	(741,805)
Change in net unrealized appreciation (depreciation)	(3,813,491)	(3,714,796)
Net increase (decrease) in net assets resulting from operations	(5,506,243)	(2,455,549)

Distributions to Shareholders
From earnings:
Investor Class	(943,641)	(2,664,801)
I Class	(120,837)	(337,667)
Y Class	(101)	(350)
A Class	(73,171)	(223,483)
C Class	(3,844)	(14,964)
R Class	(8,925)	(15,606)
R5 Class	(9,026)	(12,314)
R6 Class	(87,568)	(279,174)
Decrease in net assets from distributions	(1,247,113)	(3,548,359)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,122,129	27,479,194

Net increase (decrease) in net assets	1,368,773	21,475,286

Net Assets
Beginning of period	72,248,204	50,772,918
End of period	$73,616,977	$72,248,204

See Notes to Financial Statements.
20

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

21

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

22

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$2,739,390	—	—	—	$2,739,390
Gross amount of recognized liabilities for securities lending transactions					$2,739,390
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

23

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.74%	0.64%	0.54%	0.74%	0.74%	0.74%	0.54%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $60,077,716, of which $25,935,782 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2022 totaled $52,397,558, of which $20,948,193 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,496,167	$13,785,060	3,103,489	$31,877,259
Issued in reinvestment of distributions	100,415	914,847	252,758	2,584,139
Redeemed	(927,874)	(8,495,289)	(1,192,920)	(12,141,023)
	668,708	6,204,618	2,163,327	22,320,375
I Class
Sold	235,094	2,146,455	991,822	10,377,228
Issued in reinvestment of distributions	13,277	120,837	32,936	335,965
Redeemed	(135,996)	(1,250,689)	(1,032,303)	(10,785,897)
	112,375	1,016,603	(7,545)	(72,704)
Y Class
Issued in reinvestment of distributions	11	101	35	350

A Class
Sold	158,863	1,458,623	200,979	2,030,909
Issued in reinvestment of distributions	6,257	57,036	20,785	212,966
Redeemed	(112,443)	(1,023,084)	(113,273)	(1,145,138)
	52,677	492,575	108,491	1,098,737
C Class
Sold	151	1,400	19,832	207,118
Issued in reinvestment of distributions	422	3,844	1,464	14,964
Redeemed	(702)	(6,556)	(1,737)	(17,738)
	(129)	(1,312)	19,559	204,344
R Class
Sold	29,044	267,435	43,790	436,288
Issued in reinvestment of distributions	961	8,748	1,515	15,500
Redeemed	(17,078)	(153,292)	(15,707)	(162,567)
	12,927	122,891	29,598	289,221
R5 Class
Sold	16,950	160,958	35,374	363,569
Issued in reinvestment of distributions	991	9,026	1,215	12,314
Redeemed	(276)	(2,583)	(1,104)	(11,060)
	17,665	167,401	35,485	364,823
R6 Class
Sold	126,366	1,179,225	586,431	6,067,561
Issued in reinvestment of distributions	9,590	87,448	27,244	277,479
Redeemed	(124,103)	(1,147,421)	(309,047)	(3,070,992)
	11,853	119,252	304,628	3,274,048
Net increase (decrease)	876,087	$8,122,129	2,653,578	$27,479,194
25

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$27,530,689	—
U.S. Treasury Securities	—	13,748,158	—
Asset-Backed Securities	—	7,326,983	—
Collateralized Mortgage Obligations	—	7,125,170	—
Collateralized Loan Obligations	—	5,444,185	—
U.S. Government Agency Mortgage-Backed Securities	—	4,769,785	—
Commercial Mortgage-Backed Securities	—	3,049,536	—
Preferred Stocks	—	2,527,274	—
Bank Loan Obligations	—	733,897	—
Sovereign Governments and Agencies	—	667,317	—
Short-Term Investments	$4,111,885	—	—
	$4,111,885	$72,922,994	—
Other Financial Instruments
Futures Contracts	$165,450	—	—
Swap Agreements	—	$32,393	—
Forward Foreign Currency Exchange Contracts	—	17,953	—
	$165,450	$50,346	—

Liabilities
Other Financial Instruments
Futures Contracts	$363,305	—	—

26

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,591,720.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $349,856.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $10,590,690 futures contracts purchased and $1,854,810 futures contracts sold.

27

Value of Derivative Instruments as of September 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$2,320	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	17,953	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$19,844
		$20,273		$19,844
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$214,952	Change in net unrealized appreciation (depreciation) on swap agreements	$231,620
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	6,968	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	25,493
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	195,539	Change in net unrealized appreciation (depreciation) on futures contracts	(266,739)
		$417,459		$(9,626)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
28

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,891,954
Gross tax appreciation of investments	$57,398
Gross tax depreciation of investments	(6,914,473)
Net tax appreciation (depreciation) of investments	$(6,857,075)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2022, the fund had late-year ordinary loss deferrals of $(4,543) and post-October capital loss deferrals of $(1,353,423), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
29

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.58	0.16	(0.84)	(0.68)	(0.15)	—	(0.15)	$8.75	(7.14)%	0.76%(4)	0.76%(4)	3.49%(4)	3.49%(4)	72%	$55,485
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	0.75%	3.24%	3.24%	185%	$54,374
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
2020	$9.73	0.27	(0.45)	(0.18)	(0.27)	—	(0.27)	$9.28	(2.01)%	0.71%	0.75%	2.70%	2.66%	88%	$20,836
2019	$9.74	0.34	0.03	0.37	(0.38)	—	(0.38)	$9.73	3.88%	0.70%	0.76%	3.55%	3.49%	60%	$15,718
2018	$9.78	0.32	(0.04)	0.28	(0.32)	—	(0.32)	$9.74	2.86%	0.69%	0.76%	3.27%	3.20%	64%	$12,228
I Class
2022(3)	$9.58	0.17	(0.85)	(0.68)	(0.16)	—	(0.16)	$8.74	(7.10)%	0.66%(4)	0.66%(4)	3.59%(4)	3.59%(4)	72%	$7,381
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	0.65%	3.34%	3.34%	185%	$7,009
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
2020	$9.73	0.28	(0.45)	(0.17)	(0.28)	—	(0.28)	$9.28	(1.91)%	0.61%	0.65%	2.80%	2.76%	88%	$2,955
2019	$9.73	0.35	0.03	0.38	(0.38)	—	(0.38)	$9.73	4.09%	0.60%	0.66%	3.65%	3.59%	60%	$1,345
2018(5)	$9.79	0.33	(0.07)	0.26	(0.32)	—	(0.32)	$9.73	2.64%	0.59%(4)	0.66%(4)	3.37%(4)	3.30%(4)	64%(6)	$687

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.58	0.17	(0.84)	(0.67)	(0.16)	—	(0.16)	$8.75	(7.16)%	0.56%(4)	0.56%(4)	3.69%(4)	3.69%(4)	72%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	0.55%	3.44%	3.44%	185%	$6
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
2020	$9.73	0.30	(0.46)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.78)%	0.51%	0.55%	2.90%	2.86%	88%	$5
2019	$9.73	0.36	0.03	0.39	(0.39)	—	(0.39)	$9.73	4.18%	0.50%	0.56%	3.75%	3.69%	60%	$5
2018(5)	$9.79	0.33	(0.06)	0.27	(0.33)	—	(0.33)	$9.73	2.73%	0.49%(4)	0.56%(4)	3.46%(4)	3.39%(4)	64%(6)	$5
A Class
2022(3)	$9.58	0.15	(0.84)	(0.69)	(0.14)	—	(0.14)	$8.75	(7.26)%	1.01%(4)	1.01%(4)	3.24%(4)	3.24%(4)	72%	$4,602
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	1.00%	2.99%	2.99%	185%	$4,535
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791
2020	$9.73	0.24	(0.45)	(0.21)	(0.24)	—	(0.24)	$9.28	(2.26)%	0.96%	1.00%	2.45%	2.41%	88%	$1,762
2019	$9.74	0.32	0.02	0.34	(0.35)	—	(0.35)	$9.73	3.62%	0.95%	1.01%	3.30%	3.24%	60%	$1,325
2018	$9.77	0.29	(0.03)	0.26	(0.29)	—	(0.29)	$9.74	2.71%	0.94%	1.01%	3.02%	2.95%	64%	$662

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$9.58	0.11	(0.85)	(0.74)	(0.10)	—	(0.10)	$8.74	(7.61)%	1.76%(4)	1.76%(4)	2.49%(4)	2.49%(4)	72%	$318
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	1.75%	2.24%	2.24%	185%	$349
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176
2020	$9.73	0.17	(0.45)	(0.28)	(0.17)	—	(0.17)	$9.28	(2.99)%	1.71%	1.75%	1.70%	1.66%	88%	$202
2019	$9.74	0.24	0.03	0.27	(0.28)	—	(0.28)	$9.73	2.85%	1.70%	1.76%	2.55%	2.49%	60%	$182
2018	$9.77	0.22	(0.03)	0.19	(0.22)	—	(0.22)	$9.74	1.94%	1.69%	1.76%	2.27%	2.20%	64%	$1,194
R Class
2022(3)	$9.59	0.14	(0.85)	(0.71)	(0.13)	—	(0.13)	$8.75	(7.47)%	1.26%(4)	1.26%(4)	2.99%(4)	2.99%(4)	72%	$610
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	1.25%	2.74%	2.74%	185%	$544
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
2020	$9.73	0.22	(0.45)	(0.23)	(0.22)	—	(0.22)	$9.28	(2.39)%	1.21%	1.25%	2.20%	2.16%	88%	$181
2019	$9.74	0.29	0.03	0.32	(0.33)	—	(0.33)	$9.73	3.36%	1.20%	1.26%	3.05%	2.99%	60%	$112
2018	$9.78	0.27	(0.04)	0.23	(0.27)	—	(0.27)	$9.74	2.45%	1.19%	1.26%	2.77%	2.70%	64%	$825

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$9.58	0.17	(0.84)	(0.67)	(0.16)	—	(0.16)	$8.75	(7.05)%	0.56%(4)	0.56%(4)	3.69%(4)	3.69%(4)	72%	$504
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	0.55%	3.44%	3.44%	185%	$383
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
2020	$9.73	0.29	(0.45)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.82)%	0.51%	0.55%	2.90%	2.86%	88%	$97
2019	$9.74	0.35	0.03	0.38	(0.39)	—	(0.39)	$9.73	4.09%	0.50%	0.56%	3.75%	3.69%	60%	$99
2018	$9.77	0.34	(0.03)	0.31	(0.34)	—	(0.34)	$9.74	3.17%	0.49%	0.56%	3.47%	3.40%	64%	$733
R6 Class
2022(3)	$9.58	0.17	(0.84)	(0.67)	(0.16)	—	(0.16)	$8.75	(7.03)%	0.51%(4)	0.51%(4)	3.74%(4)	3.74%(4)	72%	$4,712
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	0.50%	3.49%	3.49%	185%	$5,047
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308
2020	$9.73	0.28	(0.44)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.77)%	0.46%	0.50%	2.95%	2.91%	88%	$1,861
2019	$9.74	0.36	0.03	0.39	(0.40)	—	(0.40)	$9.73	4.14%	0.45%	0.51%	3.80%	3.74%	60%	$137
2018	$9.78	0.35	(0.05)	0.30	(0.34)	—	(0.34)	$9.74	3.22%	0.44%	0.51%	3.52%	3.45%	64%	$789

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
35

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services
36

provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
37

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 2211

Semiannual Report

September 30, 2022

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)
G Class (AGGXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending September 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Inflation, Rates, Recession Worries Weighed on Financial Markets

The reporting period began with financial markets digesting the effects of soaring inflation, heightened market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25-basis-points (bps) hike, increased rates an additional 275 bps during the six-month period. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before slipping to 8.2% in September, largely due to falling gasoline prices. Policymakers indicated taming inflation remains their priority, even as the economy contracted in 2022’s first two quarters and an official recession appeared imminent.

In addition to fueling recession risk, the combination of elevated inflation and a hawkish Fed helped push Treasury yields sharply higher and stock prices significantly lower. Amid persistent market unrest, most stock and bond indices ended the six-month period with steep losses. Stocks, as measured by the S&P 500 Index, plunged more than 20%, while bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, tumbled more than 9%.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2022
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	2.53%	2.28%	1.78%	2.98%
Before waiver	2.53%	2.28%	1.78%	2.53%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	2.56%	2.30%	1.79%	3.02%
(1)Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	46 days
Weighted Average Life	101 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	72%
31-90 days	8%
91-180 days	15%
More than 180 days	5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period(1) 4/1/22 - 9/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.90	$2.31	0.46%
A Class	$1,000	$1,003.90	$3.37	0.67%
C Class	$1,000	$1,002.30	$5.22	1.04%
G Class	$1,000	$1,007.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
A Class	$1,000	$1,021.71	$3.40	0.67%
C Class	$1,000	$1,019.85	$5.27	1.04%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES(1) — 51.1%
Adjustable-Rate U.S. Government Agency Securities — 31.6%
Federal Farm Credit Banks Funding Corp., VRN, 3.02%, (SOFR plus 0.06%), 10/21/22	$900,000	$900,010
Federal Farm Credit Banks Funding Corp., VRN, 3.02%, (SOFR plus 0.06%), 12/13/22	250,000	250,008
Federal Farm Credit Banks Funding Corp., VRN, 3.02%, (SOFR plus 0.06%), 1/20/23	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp., VRN, 2.97%, (SOFR plus 0.01%), 1/30/23	5,200,000	5,199,782
Federal Farm Credit Banks Funding Corp., VRN, 3.02%, (SOFR plus 0.06%), 2/9/23	1,850,000	1,850,000
Federal Farm Credit Banks Funding Corp., VRN, 2.98%, (SOFR plus 0.02%), 7/13/23	15,000,000	14,998,229
Federal Farm Credit Banks Funding Corp., VRN, 2.99%, (SOFR plus 0.03%), 8/28/23	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp., VRN, 3.28%, (3-month USBMMY minus 0.02%), 1/29/24	3,000,000	3,004,616
Federal Farm Credit Banks Funding Corp., VRN, 3.01%, (SOFR plus 0.05%), 3/8/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 3.01%, (SOFR plus 0.05%), 3/11/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 3.01%, (SOFR plus 0.05%), 4/12/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 3.15%, (Prime rate minus 3.10%), 8/26/24	5,000,000	4,998,127
Federal Home Loan Bank, VRN, 2.97%, (SOFR plus 0.01%), 10/18/22	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 2.99%, (SOFR plus 0.03%), 12/2/22	40,000,000	40,000,000
Federal Home Loan Bank, VRN, 2.99%, (SOFR plus 0.03%), 12/5/22	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 3.02%, (SOFR plus 0.06%), 12/8/22	9,000,000	9,000,000
Federal Home Loan Bank, VRN, 2.98%, (SOFR plus 0.02%), 12/21/22	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 3.02%, (SOFR plus 0.06%), 12/23/22	25,000,000	25,002,512
Federal Home Loan Bank, VRN, 2.97%, (SOFR plus 0.01%), 12/27/22	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 3.06%, (SOFR plus 0.02%), 1/3/23(2)	5,000,000	5,000,000
Federal Home Loan Bank, VRN, 3.00%, (SOFR plus 0.02%), 1/6/23	10,000,000	10,000,000
Federal Home Loan Bank, VRN, 2.99%, (SOFR plus 0.03%), 1/19/23	10,000,000	10,000,000
Federal Home Loan Bank, VRN, 2.97%, (SOFR plus 0.01%), 1/23/23	10,000,000	10,000,000
Federal Home Loan Bank, VRN, 2.97%, (SOFR plus 0.01%), 1/25/23	10,000,000	10,000,000
		262,203,284
Fixed-Rate U.S. Government Agency Securities — 19.5%
Federal Farm Credit Banks Funding Corp., 0.21%, 12/2/22	10,000,000	9,999,952
Federal Farm Credit Discount Notes, 4.08%, 6/20/23	10,000,000	9,716,167
Federal Home Loan Bank, 4.05%, 4/24/23(2)	5,000,000	5,000,000
6

	Principal Amount	Value
Federal Home Loan Bank, 2.00%, 4/28/23	$20,000,000	$20,000,000
Federal Home Loan Bank, 2.30%, 6/16/23	5,000,000	5,000,000
Federal Home Loan Bank, 2.00%, 6/23/23	5,000,000	5,000,000
Federal Home Loan Bank, 3.07%, 6/30/23	5,000,000	5,000,000
Federal Home Loan Bank, 2.50%, 7/26/23	15,000,000	15,000,000
Federal Home Loan Bank, 3.02%, 8/10/23	5,000,000	5,000,000
Federal Home Loan Bank, 3.375%, 8/28/23	5,000,000	5,000,000
Federal Home Loan Bank, 3.75%, 9/27/23	5,000,000	5,000,000
Federal Home Loan Bank, 4.50%, 10/27/23(2)	5,000,000	5,000,000
Federal Home Loan Bank Discount Notes, 2.55%, 10/21/22	15,000,000	14,979,190
Federal Home Loan Bank Discount Notes, 3.25%, 11/18/22	15,000,000	14,936,199
Federal Home Loan Bank Discount Notes, 3.51%, 12/21/22	12,500,000	12,403,390
Federal Home Loan Bank Discount Notes, 3.16%, 2/21/23	10,000,000	9,878,052
Federal Home Loan Mortgage Corp., 1.30%, 4/12/23	15,000,000	15,000,000
		161,912,950
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		424,116,234
CORPORATE BONDS — 28.9%
1450 Midvale Investors LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	9,855,000	9,855,000
1834 Bentley Investors LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 3.15%, 10/7/22 (LOC: FNMA)	9,000,000	9,000,000
500 Columbia Place LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	31,000,000	31,000,000
Anton Santa Cruz LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	9,835,000	9,835,000
CG-USA Simi Valley LP, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	22,500,000	22,500,000
Champion Insurance Trust, VRDN, 3.17%, 10/7/22 (LOC: FHLB)	4,000,000	4,000,000
Dennis Wesley Co., Inc., VRDN, 3.26%, 10/7/22 (LOC: FHLB)	1,725,000	1,725,000
EPR GO Zone Holdings LLC, VRDN, 3.27%, 10/7/22 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 3.15%, 10/12/22 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	16,000,000	16,000,000
Jefferson Centerpointe LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	7,300,000	7,300,000
JL Irrevocable Trust, VRDN, 3.20%, 10/7/22 (LOC: FHLB)	6,275,000	6,275,000
Johnston Family Insurance LLC, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	2,480,000	2,480,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	2,985,000	2,985,000
New Village Green LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	6,000,000	6,000,000
Saddleback Valley Community Church, VRDN, 3.00%, 10/7/22 (LOC: FHLB)	6,055,000	6,055,000
Santa Monica Ocean Park Partners LP, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	9,370,000	9,370,000
Sheryl P Werner Irrevocable Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	3,830,000	3,830,000
Shil Park Irrevocable Life Insurance Trust, VRDN, 3.14%, 10/7/22 (LOC: FHLB)	5,065,000	5,065,000
SRM Culver City LP, VRDN, 3.15%, 10/30/22 (LOC: FHLB)	11,900,000	11,900,000
Synergy Colgan Creek LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	1,000,000	1,000,000
7

	Principal Amount	Value
Varenna Care Center LP, VRDN, 3.15%, 10/12/22 (LOC: FHLB)	$8,765,000	$8,765,000
West Valley MC LLC, VRDN, 3.15%, 10/7/22 (LOC: FHLB)	10,500,000	10,500,000
TOTAL CORPORATE BONDS		240,035,000
U.S. TREASURY SECURITIES(1) — 16.9%
U.S. Treasury Bills, 2.71%, 11/1/22	5,000,000	4,989,656
U.S. Treasury Bills, 1.56%, 11/25/22	7,000,000	6,983,637
U.S. Treasury Bills, 1.62%, 12/1/22	5,000,000	4,986,614
U.S. Treasury Bills, 3.01%, 1/26/23	10,000,000	9,905,100
U.S. Treasury Bills, 3.13%, 2/9/23	15,000,000	14,834,067
U.S. Treasury Bills, 3.20%, 2/23/23	65,000,000	64,185,785
U.S. Treasury Bills, 3.34%, 3/2/23	15,000,000	14,794,800
U.S. Treasury Bills, 3.58%, 3/16/23	10,000,000	9,840,225
U.S. Treasury Bills, 3.18%, 6/15/23	5,000,000	4,891,849
U.S. Treasury Bills, 3.64%, 9/7/23	5,000,000	4,836,130
TOTAL U.S. TREASURY SECURITIES		140,247,863
MUNICIPAL SECURITIES — 4.9%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 3.26%, 10/7/22 (LOC: First Port City Bank)(SBBPA: FHLB)(3)	4,000,000	4,000,000
Massachusetts Health & Educational Facilities Authority Rev., (Massachusetts Development Finance Agency), VRDN, 3.23%, 10/7/22 (LOC: RBS Citizens N.A. and FHLB)	1,220,000	1,220,000
New York City Housing Development Corp. Rev., (155 W 21st State LLC), VRDN, 3.05%, 10/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	4,900,000	4,900,000
New York City Housing Development Corp. Rev., (2 Gold LLC), VRDN, 3.05%, 10/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	19,195,000	19,195,000
New York City Housing Development Corp. Rev., (BCRE-90 West Street LLC), VRDN, 3.05%, 10/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	4,800,000	4,800,000
New York State Housing Finance Agency Rev., Series 2007 B, (DD 11th Avenue LLC), VRDN, 3.05%, 10/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	6,800,000	6,800,000
TOTAL MUNICIPAL SECURITIES		40,915,000
REPURCHASE AGREEMENTS — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,973,800), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,940,712)		1,940,249
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 5/31/29, valued at $9,897,094), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $9,705,385)		9,703,000
TOTAL REPURCHASE AGREEMENTS		11,643,249
TOTAL INVESTMENT SECURITIES — 103.2%		856,957,346
OTHER ASSETS AND LIABILITIES — (3.2)%		(26,633,546)
TOTAL NET ASSETS — 100.0%		$830,323,800
8

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,000,000, which represented 0.5% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$856,957,346
Cash	23,085
Receivable for investments sold	140,000
Receivable for capital shares sold	860,948
Interest receivable	1,446,511
859,427,890

Liabilities
Payable for investments purchased	27,439,656
Payable for capital shares redeemed	1,352,198
Accrued management fees	295,090
Distribution and service fees payable	17,146
29,104,090

Net Assets	$830,323,800

Net Assets Consist of:
Capital paid in	$830,377,340
Distributable earnings	(53,540)
$830,323,800

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$727,324,373	727,506,906	$1.00
A Class	$84,351,093	84,352,191	$1.00
C Class	$442,971	442,978	$1.00
G Class	$18,205,363	18,205,425	$1.00

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,615,150

Expenses:
Management fees	1,721,847
Distribution and service fees:
A Class	104,291
C Class	1,484
Trustees' fees and expenses	24,982
Other expenses	1,851
1,854,455
Fees waived	(57,947)
1,796,508

Net investment income (loss)	3,818,642

Net realized gain (loss) on investment transactions	(5,623)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,813,019

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MARCH 31, 2022
Increase (Decrease) in Net Assets	September 30, 2022	March 31, 2022
Operations
Net investment income (loss)	$3,818,642	$98,714
Net realized gain (loss)	(5,623)	6,919
Net increase (decrease) in net assets resulting from operations	3,813,019	105,633

Distributions to Shareholders
From earnings:
Investor Class	(3,366,727)	(72,049)
A Class	(321,868)	(8,090)
C Class	(1,044)	(23)
G Class	(129,003)	(18,552)
Decrease in net assets from distributions	(3,818,642)	(98,714)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	150,212,388	(6,052,119)

Net increase (decrease) in net assets	150,206,765	(6,045,200)

Net Assets
Beginning of period	680,117,035	686,162,235
End of period	$830,323,800	$680,117,035

See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

13

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACC and its subsidiaries own 44% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for the period ended September 30, 2022 was $94, $12 and $40,833 for the Investor Class, A Class and G Class, respectively. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for the Investor Class and A Class for the period ended September 30, 2022.

14

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2022 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%	0.45%
A Class			0.45%	0.45%
C Class			0.45%	0.45%
G Class			0.45%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2022 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2022 was $16,674 and $334 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.21% for the A Class and 0.58% for C Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2022		Year ended March 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	709,589,079	$709,589,079	1,439,360,947	$1,439,360,947
Issued in reinvestment of distributions	3,366,727	3,366,727	71,413	71,413
Redeemed	(567,719,519)	(567,719,519)	(1,441,301,674)	(1,441,301,674)
	145,236,287	145,236,287	(1,869,314)	(1,869,314)
A Class
Sold	25,716,351	25,716,351	46,657,936	46,657,936
Issued in reinvestment of distributions	321,868	321,868	8,089	8,089
Redeemed	(20,645,759)	(20,645,759)	(56,810,253)	(56,810,253)
	5,392,460	5,392,460	(10,144,228)	(10,144,228)
C Class
Sold	280,709	280,709	101,735	101,735
Issued in reinvestment of distributions	1,044	1,044	21	21
Redeemed	(69,579)	(69,579)	(67,270)	(67,270)
	212,174	212,174	34,486	34,486
G Class
Sold	2,888,285	2,888,285	8,094,022	8,094,022
Issued in reinvestment of distributions	129,003	129,003	18,552	18,552
Redeemed	(3,645,821)	(3,645,821)	(2,185,637)	(2,185,637)
	(628,533)	(628,533)	5,926,937	5,926,937
Net increase (decrease)	150,212,388	$150,212,388	(6,052,119)	$(6,052,119)
15

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2022, the fund had accumulated short-term capital losses of $(45,878) and accumulated long-term capital losses of $(2,039), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.49%	0.46%(4)	0.46%(4)	1.02%(4)	1.02%(4)	$727,324
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.56%	0.46%	0.46%	1.56%	1.56%	$845,564
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.67%	0.46%	0.46%	1.65%	1.65%	$851,334
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.64%	0.46%	0.46%	0.62%	0.62%	$826,798
A Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.39%	0.67%(4)	0.71%(4)	0.81%(4)	0.77%(4)	$84,351
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.31%	0.71%	0.71%	1.31%	1.31%	$82,410
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.41%	0.71%	0.71%	1.40%	1.40%	$67,516
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.51%	0.57%	0.71%	0.51%	0.37%	$80,519

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2022(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.23%	1.04%(4)	1.21%(4)	0.44%(4)	0.27%(4)	$443
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	1.20%	1.21%	0.82%	0.81%	$396
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.91%	1.21%	1.21%	0.90%	0.90%	$77
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.29%	0.74%	1.21%	0.34%	(0.13)%	$29
G Class
2022(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.72%	0.01%(4)	0.46%(4)	1.47%(4)	1.02%(4)	$18,205
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.11%	0.00%(5)	0.45%	0.11%	(0.34)%	$18,834
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.17%	0.01%	0.45%	0.17%	(0.27)%	$12,907
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.02%	0.01%	0.46%	2.01%	1.56%	$693,791
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.13%	0.01%	0.46%	2.10%	1.65%	$864,364
2018(6)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	0.01%(4)	0.46%(4)	1.20%(4)	0.75%(4)	$971,546

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2022 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above the median of its peer group for the one-, three-, and ten-year periods, and below the median of its peer group for the five-year period
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reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the
22

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 2211

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2022